UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4852

The Victory Portfolios
(Exact name of registrants as specified in charter)

3435 Stelzer Road Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31/06

Date of reporting period:	1/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

The Victory Portfolios

Balanced Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares or Principal Amount	Value
Collateralized Mortgage Obligations (8.4%)

Adjustable Rate Mortgage Trust,
Series, 2005-12, Class 2A1, 5.75%,
3/25/36	$93	$93
Bear Stearns Commercial Mortgage
Securities, Series 2001-T0P2, Class A2,
6.48%, 2/15/35	118	124
Bear Stearns Commercial Mortgage
Securities, Series 2004-PWR3, Class A2,
3.87%, 2/11/41 (h)	207	199
Chase Mortgage Finance Corp., Series
2005-A1, Class M, 5.32%*, 12/25/35	270	267
Chase Mortgage Finance Corp., Series
2005-A2, Class M, 5.47%*, 1/25/36	255	251
Chaseflex Trust, Series 2005-2, Class
4A3, 6.00%*, 5/25/20	303	308
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-8, Class 1A4A, 5.61%*,
10/25/35	203	202
Countrywide Alternative Loan Trust,
Series 2005-47CB, Class A7, 5.50%,
10/25/35	243	241
Countrywide Home Loans, Series
2005-HYB9, Class 3A1A, 5.31%*,
2/20/36	206	205
DLJ Commercial Mortgage Corp.,
Series 1999-CG2, Class A1B, 7.30%,
6/10/32	322	343
Federal Home Loan Mortgage Corp.,
Structured Pass Through Securities,
Series T-42, Class A5, 7.50%, 2/25/42	293	306
Federal National Mortgage
Association, Grantor Trust, Series
2002-T16, Class A3, 7.50%, 7/25/42	176	183
GE Capital Commercial Mortgage
Corp., Series 2002-1A, Class A2, 5.99%,
12/10/35	232	238
GE Capital Commercial Mortgage
Corp., Series 2003-C2, Class A2, 4.17%,
7/10/37	310	303
GS Mortgage Securities Corp., Series
2004-C1, Class A2, 4.32%, 10/10/28	193	186
GSR Mortgage Loan Trust, Series
2004-10F, Class 6A1, 5.00%, 9/25/34	284	273
Indymac Index Mortgage Loan Trust,
Series 2005-AR9, Class B1,
5.52%*, 7/25/35	237	237

J.P. Morgan Alternative Loan Trust,
Series 2005-S1, Class B1, 6.15%*,
12/25/35	215	214
J.P. Morgan Chase Commercial
Mortgage Security, Series 2005-LDP2,
Class AJ,
4.84%, 7/15/42	155	149
J.P. Morgan Chase Commercial
Mortgage, Series 2001-CIB3, Class A3,
6.47%, 11/15/35	261	276
J.P. Morgan Chase Commercial
Mortgage, Series 2004-CBX, Class A5,
4.65%, 1/12/37	355	344
J.P. Morgan Mortgage Trust, Series
2005-A1, Class IB1, 4.92%*, 2/25/35	282	274
J.P. Morgan Mortgage Trust, Series
2005-A2, Class B1, 4.75%*, 4/25/35	362	350
J.P. Morgan Mortgage Trust, Series
2005-A3, Class 1B1, 4.99%, 6/25/35	287	280
J.P. Morgan Mortgage Trust, Series
2005-A3, Class 7CA1, 5.14%*, 6/25/35	204	203
J.P. Morgan Mortgage Trust, Series
2005-A4, Class B1, 5.21%*, 7/25/35	209	206
J.P. Morgan Mortgage Trust, Series
2005-A6, Class 1B1, 5.18%*, 9/25/35	309	302
J.P. Morgan Mortgage Trust, Series
2005-A6, Class 3A2, 5.29%*, 9/25/35	190	189
J.P. Morgan Mortgage Trust, Series
2005-A8, Class B1, 5.18%*, 11/25/35	345	337
LB-UBS Commercial Mortgage Trust,
Series 2004-C8, Class A4, 4.51%,
12/15/29	65	63
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class AM,
4.79%, 7/15/40	58	56
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A4, 4.95%,
9/15/40	247	242
LB-UBS Commercial Mortgage Trust,
Series 2005-C7, Class A3, 5.65%*,
11/15/30	345	350
Morgan Stanley Capital, Inc. Series
2004-T13, Class A4, 4.66%, 9/13/45	375	360
Morgan Stanley Mortgage Loan Trust,
Series 2005-4, Class 2A1, 6.21%*,
8/25/35	195	197
Morgan Stanley Mortgage Loan Trust,
Series 2005-6AR, Class 5A1, 5.82%*,
11/25/35	353	352
Morgan Stanley Mortgage Loan Trust,
Series 2005-6AR, Class B1, 5.63%,
11/25/35	205	204
Morgan Stanley Mortgage Loan Trust,
Series 2005-7, Class 2A1, 5.61%,
11/25/35	274	274
Morgan Stanley Mortgage Loan Trust,
Series 2005-9AR, Class 3A1, 5.60%,
12/25/35	250	249

Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 4A, 6.00%,
2/25/36	305	307
Morgan Stanley Mortgage Trust,
Series 2005-5AR, Class 4A1, 5.56%*,
9/25/35	253	253
PNC Mortgage Acceptance Corp.,
Series 1999 - CM1, Class A1B, 7.33%,
12/10/32	195	208
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-4, Class B1,
4.44%*, 4/25/34	262	259
Structured Adjustable Rate Mortgage
Loan Trust, Series 2006-1, Class 2A1,
5.66%*, 2/25/36	355	354
Structured Adjustable Rate Mortgage
Loan Trust, Series 2006-1, Class 8A1,
6.36%*, 2/25/36	235	236
Structured Asset Securities Corp.,
Series 2003-15A, Class B1, 4.60%*,
4/25/33	162	160
Structured Asset Securities Corp.,
Series 2005-17, Class 5A1, 5.50%,
10/25/35	157	155
Wachovia Bank Commercial Mortgage
Trust, Series 2004-C11, Class A5, 5.22%,
1/15/41	65	65
Wachovia Mortgage Loan Trust, LLC.,
Series 2005-B, Class 4A1, 5.45%,
10/20/35	252	250
Total Collateralized Mortgage Obligations (Cost $11,851)		11,677

Commercial Paper (1.4%)
HSBC Finance Corp, 4.50%, 2/1/06	1,900	1,900
Total Commercial Paper (Cost $1,900)		1,900

Common Stocks (64.2%)
Airlines (0.6%)
JetBlue Airways Corp. (b) (c)	68,550	894
Apparel - Footwear (0.4%)
Nike, Inc., Class B (c)	7,599	615
Banks (1.7%)
Bank of America Corp.	54,200	2,397
Biotechnology (4.1%)
Amgen, Inc. (b)	51,700	3,768
Biogen Idec, Inc. (b)	44,200	1,978
		5,746
Brokerage Services (0.9%)
Merrill Lynch & Co., Inc.	16,700	1,254
Computers & Peripherals (2.8%)
International Business Machines
Corp.	48,700	3,959
Cosmetics & Toiletries (2.1%)
Avon Products, Inc. (c)	3,800	108
Procter & Gamble Co.	47,600	2,819
		2,927
Electronics (3.1%)
General Electric Co.	111,400	3,649

Koninklijke (Royal) Philips Electronics
N.V., ADR	20,500	690
		4,339
Engineering (1.4%)
ABB Ltd., ADR (b)	179,200	1,957
Entertainment (1.2%)
The Walt Disney Co. (c)	64,200	1,625
Financial Services (3.1%)
American Express Co.	28,000	1,469
Marsh & McLennan Cos., Inc.	37,500	1,140
Morgan Stanley	27,323	1,678
		4,287
Health Care (2.9%)
McKesson Corp.	26,800	1,420
Medtronic, Inc.	47,400	2,677
		4,097
Heavy Machinery (2.7%)
Caterpillar, Inc.	25,300	1,718
Deere & Co.	27,900	2,002
		3,720
Hotels & Motels (0.9%)
Starwood Hotels & Resorts	21,100	1,283
Worldwide, Inc.
Insurance (2.9%)
American International Group, Inc.	47,130	3,085
CIGNA Corp.	1,900	231
Genworth Financial, Inc., Class A (c)	14,800	485
St. Paul Travelers Cos., Inc. (c)	6,637	301
		4,102
Internet Service Provider (1.7%)
Yahoo, Inc. (b) (c)	69,200	2,376
Manufacturing - Miscellaneous (1.6%)
Honeywell International, Inc.	42,800	1,644
Pentair, Inc.	14,500	557
		2,201
Medical Services (0.8%)
Medco Health Solutions, Inc. (b)	14,300	774
UnitedHealth Group Inc.	6,200	368
		1,142
Mining (3.4%)
Newmont Mining Corp. (c)	69,700	4,307
Rio Tinto PLC, ADR	1,900	390
		4,697
Oil & Gas Exploration, Production & Services (2.8%)
Canadian Natural Resources Ltd.	19,089	1,184
Chesapeake Energy Corp. (c)	26,700	936
Transocean, Inc. (b) (h)	22,000	1,784
		3,904
Oil-Integrated Companies (1.2%)
Amerada Hess Corp. (c)	8,000	1,238
ChevronTexaco Corp.	6,704	398
		1,636
Oilfield Services & Equipment (3.3%)
Halliburton Co. (c)	57,600	4,582
Pharmaceuticals (3.1%)
Johnson & Johnson, Inc.	15,700	903
Novartis AG, ADR	28,100	1,550
Pfizer, Inc.	73,724	1,894
		4,347

Railroads (1.0)
Union Pacific Corp.	15,438	1,366
Real Estate Investment Trust (0.9)
Equity Office Properties Trust (c)	40,787	1,298
Retail-Specialty Stores (1.0)
Tiffany & Co.	36,600	1,380
Semiconductors (5.1)
Applied Materials, Inc.	165,300	3,150
Freescale Semiconductor, Inc., Class B
(b)	34,500	871
Maxim Integrated Products, Inc.	24,000	985
Micron Technology, Inc. (b) (c)	135,900	1,995
		7,001
Software & Computer Services (4.1)
First Data Corp.	21,600	974
Microsoft Corp.	89,600	2,523
Oracle Corp. (b)	181,400	2,280
		5,777
Telecommunications-Services & Equipment (2.2)
Nokia Corp., ADR (c)	166,900	3,068
Utilities - Telecommunications (1.2)
Sprint Corp.	70,800	1,621
Total Common Stocks (Cost $76,913)		89,598

Corporate Bonds (8.4)
Aerospace & Defense (0.0)
General Dynamics Corp., 4.50,
8/15/10	19	19
Honeywell International, 7.00,
3/15/07 (c)	29	29
Raytheon Co., 6.15, 11/1/08	19	20
		68
Aluminum (0.1)
Alcoa, Inc., 5.38, 1/15/13 (h)	101	102
Automotive (0.1)
DaimlerChrysler NA Holding Corp.,
4.05, 6/4/08 (c)	66	64
DaimlerChrysler NA Holding Corp.,
7.30, 1/15/12	22	24
DaimlerChrysler NA Holding Corp.,
8.50, 1/18/31 (c)	37	45
		133
Banks (1.1)
Asian Development Bank, 4.50,
9/4/12, MTN	35	34
Astoria Depositor Corp., 5.74,
5/1/16 (d) (h)	315	312
Bank of America Corp., 5.25, 2/1/07	103	103
European Investment Bank, 4.63,
3/1/07	79	79
European Investment Bank, 3.38,
3/16/09	62	60
European Investment Bank, 4.63,
5/15/14 (c)	20	20
Fifth Third Bancorp., 4.50, 6/1/18	73	67
Inter-American Development Bank,
6.63, 3/7/07	77	79

Inter-American Development Bank,
3.38%, 3/17/08	92	90
Inter-American Development Bank,
4.50%, 9/15/14	30	29
Inter-American Development Bank,
7.00%, 6/15/25	11	13
International Bank Recon &
Development, 7.63%, 1/19/23	15	19
J.P. Morgan Chase & Co., 5.25%,
5/30/07	78	78
J.P. Morgan Chase Capital XV, 5.88%,
3/15/35 (c)	64	63
PNC Funding Corp, 4.20%, 3/10/08 (c)	100	98

Wachovia Corp., 3.63%, 2/17/09 (c)	102	98
Wachovia Corp., 5.25%, 8/1/14	10	10
Wells Fargo Co., 3.50%, 4/4/08	102	99
Wells Fargo Co., 5.13%, 9/15/16	88	86
		1,437
Beverages (0.2%)
Anheuser-Busch Cos., Inc., 9.00%,
12/1/09	1	1
Anheuser-Busch Cos., Inc., 5.05%,
10/15/16	15	15
Bottling Group LLC, 4.63%, 11/15/12	90	87
Coca-Cola Enterprises, 8.50%, 2/1/12	17	20
Coca-Cola Enterprises, 8.50%, 2/1/22	30	39
Coca-Cola Enterprises, Inc., 5.75%,
11/1/08	34	35
Pepsi Bottling Group, Inc., 7.00%,
3/1/29	20	24
		221
Building - Residential & Commercial (0.3%)
Centex Corp., 8.75%, 3/1/07	67	69
D.R. Horton, Inc., 5.63%, 9/15/14	209	201
Pulte Homes, Inc., 4.88%, 7/15/09	170	166
		436
Chemicals (0.0%)
E.I. Du Pont de Nemours, 6.75%, 9/1/07
(c)	19	19
Eastman Chemical, 7.60%, 2/1/27 (c)	11	13
		32
Computers & Peripherals (0.0%)
Hewlett-Packard Co., 6.50%, 7/1/12	50	54
International Business Machines
Corp., 5.38%, 2/1/09	15	15
		69
Consumer Products (0.0%)
Kimberly-Clark Corp., 5.00%, 8/15/13	30	30
Procter & Gamble Co., 4.30%, 8/15/08
(c)	31	31
		61
Electronics (0.1%)
General Electric Co., 5.00%, 2/1/13 (c)	75	74
Financial Services (2.6%)
American General Finance, 3.88%,
10/1/09, MTN	53	51

Ameriprise Financial Inc., 5.65%,
11/15/15	205	207
Boeing Capital Corp., 5.75%, 2/15/07	19	19
Boeing Capital Corp., 5.80%, 1/15/13	28	29
CIT Group, Inc., 7.38%, 4/2/07	48	49
CIT Group, Inc., 5.75%, 9/25/07 (c)	112	113
CIT Group, Inc., 4.75%, 12/15/10,
MTN	20	20
CIT Group, Inc., 7.75%, 4/2/12	43	48
Citigroup Inc., 5.00%, 3/6/07 (c)	79	79
Citigroup, Inc., 3.50%, 2/1/08	102	99
Countrywide Home Loan, 5.50%,
8/1/06	241	242
Countrywide Home Loan, 5.50%,
2/1/07, MTN	44	44
Countrywide Home Loan, 4.13%,
9/15/09, MTN	36	35
Credit Suisse First Boston USA, Inc.,
4.70%, 6/1/09	99	98
General Electric Capital Corp., 5.00%,
6/15/07, MTN (c)	30	30
General Electric Capital Corp., 4.25%,
12/1/10, MTN (c)	15	14
General Electric Capital Corp., 6.00%,
6/15/12, MTN	47	49
General Electric Capital Corp., 6.75%,
3/15/32, MTN	34	39
Goldman Sachs Capital I, 6.35%,
2/15/34	33	34
Goldman Sachs Group, Inc., 4.13%,
1/15/08	96	94
Goldman Sachs Group, Inc., 6.65%,
5/15/09	136	142
Goldman Sachs Group, Inc., 6.88%,
1/15/11	27	29
Goldman Sachs Group, Inc., 6.60%,
1/15/12	87	93
HSBC Finance Corp., 5.75%, 1/30/07	44	44
HSBC Finance Corp., 4.13%, 11/16/09	36	35
HSBC Finance Corp., 6.75%, 5/15/11	32	34
HSBC Finance Corp., 4.75%, 7/15/13	86	82
International Lease Finance Corp.,
6.38%, 3/15/09	81	84
Lehman Brothers Holdings, Inc.,
7.88%, 8/15/10	35	39
Merrill Lynch & Co., Inc., 3.70%,
4/21/08, MTN	42	41
Merrill Lynch & Co., Inc., 6.00%,
2/17/09	59	61
Merrill Lynch & Co., Inc., 5.00%,
1/15/15, MTN	70	68
Merrill Lynch & Co., Inc., 6.88%,
11/15/18	29	33
Morgan Stanley, 4.25%, 5/15/10 (c)	51	49
Morgan Stanley Group, Inc., 6.88%,
3/1/07 (c)	164	166
Nuveen Investments, 5.50%, 9/15/15	384	376

Residential Capital Corp., 6.38%,
6/30/10	480	493
SLM Corp., 5.00%, 10/1/13, MTN	50	49
Toyota Motor Credit Corp., 4.25%,
3/15/10	25	24
Unilever Capital Corp., 5.90%,
11/15/32	23	24
Verizon Global Funding Corp, 4.00%,
1/15/08	51	50
Verizon Global Funding Corp., 6.13%,
6/15/07	44	45
		3,454
Food Processing & Packaging (0.1%)
Kellogg Co., 6.60%, 4/1/11	14	15
Kellogg Co., 7.45%, 4/1/31	45	54
Kraft Foods, Inc., 4.13%, 11/12/09 (c)	20	19
Tyson Foods, Inc., 8.25%, 10/1/11	26	29
		117
Food-Distributors, Supermarkets, & Wholesalers (0.0%)
Kroger Co., 7.50%, 4/1/31	17	19
Safeway, Inc., 7.50%, 9/15/09	32	34
		53
Forest Products-Lumber & Paper (0.0%)
Weyerhaeuser Co., 6.75%, 3/15/12	14	15
Weyerhaeuser Co., 7.38%, 3/15/32	17	19
		34
Governments - Foreign (0.6%)
Province of Ontario, 3.35%, 7/16/07
(c)	20	20
Province of Ontario, 5.50%, 10/1/08	50	51
Province of Ontario, 5.13%, 7/17/12	29	29
Province of Quebec, 5.75%, 2/15/09	19	19
Province of Quebec, 4.88%, 5/5/14	45	45
Province of Quebec, 7.50%, 9/15/29
(c)	35	45
Republic of Italy, 3.63%, 9/14/07	95	93
Republic of Italy, 4.00%, 6/16/08	75	74
Republic of Italy, 4.50%, 1/21/15 (c)	75	72
Republic of Italy, 6.88%, 9/27/23	36	42
United Mexican States, 9.88%, 2/1/10	58	68
United Mexican States, 6.38%, 1/16/13,
MTN	101	107
United Mexican States, 8.30%, 8/15/31,
MTN	68	86
		751
Insurance (0.3%)
Allstate Corp., 7.50%, 6/15/13	26	30
Allstate Corp., 5.55%, 5/9/35 (c)	31	30
Allstate Life Global Funding Trust,
4.50%, 5/29/09, MTN (c)	30	29
Marsh & Mclennan Cos., Inc., 5.75%,
9/15/15 (c)	31	31
Metlife, Inc., 5.70%, 6/15/35	20	20
Phoenix Cos, 6.68%, 2/16/08	265	266
St. Paul Cos., Inc., 5.75%, 3/15/07 (c)	30	30
XL Capital Ltd., 6.38%, 11/15/24	31	32
		468
Manufacturing - Miscellaneous (0.0%)
Tyco International Group SA, 6.13%,
1/15/09	33	34

Media (0.3%)
News America, Inc., 5.30%, 12/15/14	35	34
News America, Inc., 6.20%, 12/15/34	19	19
Time Warner, Inc., 6.88%, 5/1/12	40	42
Time Warner, Inc., 8.38%, 3/15/23	32	37
Time Warner, Inc., 7.63%, 4/15/31	25	28
Viacom, Inc., 5.63%, 5/1/07	235	236
Viacom, Inc., 7.88%, 7/30/30	17	19
		415
Medical Services (0.3%)
Medco Health Solutions, 7.25%,
8/15/13	175	191
Wellpoint, Inc., 5.85%, 1/15/36	160	159
		350
Medical Supplies (0.2%)
Boston Scientific, 6.25%, 11/15/35	233	247
Mining (0.2%)
Teck Cominco Ltd., 6.13%, 10/1/35	219	214
Oil & Gas - Exploration & Production (0.4%)
Devon Financing Corp. ULC, 6.88%,
9/30/11	27	29
Marathon Oil Corp., 6.13%, 3/15/12	51	54
Merey Sweeny LP, 8.85%, 12/18/19	99	116
Pemex Project Funding Master Trust,
8.50%, 2/15/08	51	54
Pemex Project Funding Master Trust,
7.38%, 12/15/14	27	30
Talisman Energy, 5.85%, 2/1/37	235	231
		514
Oil - Integrated Companies (0.0%)
Conoco Funding, 5.45%, 10/15/06	25	25
ConocoPhillips Co., 8.75%, 5/25/10	21	24
		49
Pharmaceuticals (0.0%)
Bristol-Myers Squibb Co., 5.75%,
10/1/11	41	42
Radio & Television (0.1%)
Clear Channel Communications, 6.00%,
11/1/06	35	35
Clear Channel Communications, 7.65%,
9/15/10 (c)	33	35
Comcast Cable Communications,
6.20%, 11/15/08	62	64
Cox Communications, Inc., 7.13%,
10/1/12	50	53
		187
Railroads (0.4%)
BNSF Funding Trust I, 6.61%*, 12/15/55,
Callable 1/15/26 @ 100 (h)	379	390
Norfolk Southern Corp., 7.25%,
2/15/31	90	108
Union Pacific Co., 6.65%, 1/15/11	81	86
		584
Real Estate (0.0%)
ERP Operating LP, 5.20%, 4/1/13 (c)	56	55

Restaurants (0.0%)
McDonald’s Corp., 6.00%, 4/15/11	55	57
Retail - Department Stores (0.0%)
May Department Stores Co., 6.70%,
7/15/34 (c)	18	19
Retail - Discount (0.1%)
Target Corp., 5.38%, 6/15/09	38	38
Target Corp., 5.88%, 3/1/12	28	29
Wal-Mart Stores, 4.38%, 7/12/07	20	20
Wal-Mart Stores, 6.88%, 8/10/09	36	39
Wal-Mart Stores, 4.13%, 2/15/11	31	30
		156
Telecommunications - Cellular (0.5%)
New Cingular Wireless Services,
7.50%, 5/1/07 (c)	19	20
New Cingular Wireless Services,
8.13%, 5/1/12	13	15
New Cingular Wireless Services,
8.75%, 3/1/31	31	41
US Unwired, Inc., 10.00%, 6/15/12,
Callable 6/15/08 @ 105	468	529
		605
Telecommunications - Equipment (0.0%)
Motorola, Inc., 7.63%, 11/15/10	2	2
Transportation Services (0.1%)
Roadway Corp., 8.25%, 12/1/08	120	127
Utilities - Electric (0.2%)
Duke Energy Corp., 3.75%, 3/5/08	25	24
FirstEnergy Corp., 5.50%, 11/15/06	20	20
FirstEnergy Corp., 7.38%, 11/15/31 (c)	41	48
FPL Group Capital, Inc., 6.13%,
5/15/07	19	19
Hydro-Quebec, 8.05%, 7/7/24	22	29
Oncor Electric Delivery, 7.00%, 9/1/22	26	29
Pacific Gas & Electric Co., 4.80%,
3/1/14	41	40
Pacific Gas & Electric Co., 6.05%,
3/1/34	33	34
Progress Energy, Inc., 6.85%, 4/15/12	37	39
Southern Cal Edison, 6.00%, 1/15/34	23	24
TXU Energy Co., 7.00%, 3/15/13	23	24
		330
Utilities - Telecommunications (0.1%)
Sprint Capital Corp., 6.13%, 11/15/08	19	19
Sprint Capital Corp., 7.63%, 1/30/11
(c)	53	59
Sprint Capital Corp., 8.38%, 3/15/12	13	15
Sprint Capital Corp., 6.88%, 11/15/28	27	30
Sprint Capital Corp., 8.75%, 3/15/32	21	27
		150
Total Corporate Bonds (Cost $11,757)		11,647

Investment Companies (1.2%)
streetTRACKS Gold Trust (b)	29,800	1,691
Total Investment Companies (Cost $1,518)		1,691

U.S. Government Agencies (2.0%)
Federal Home Loan Bank (0.5%)
3.50%, 5/15/07 (h)	555	546
3.63%, 11/14/08 (c)	196	190
		736
Federal Home Loan Mortgage Corp. (1.1%)
4.88%, 3/15/07 (h)	535	536
3.88%, 1/12/09 (c)	209	204
4.13%, 7/12/10 (c)	182	177
4.65%, 10/10/13 (c)	46	44
4.50%, 1/15/14 (c)	364	355
6.75%, 9/15/29 (c)	120	147
		1,463
Federal National Mortgage Association (0.4%)
3.75%, 5/17/07 (c)	150	148
5.25%, 1/15/09 (c)	113	114
6.25%, 2/1/11 (c)	112	118
4.38%, 3/15/13 (c)	177	172
4.38%, 7/17/13, Callable 7/17/06 @ 100
(c)	25	24
		576
Total U.S. Government Agencies (Cost $2,815)		2,775

U.S. Government Mortgage Backed (9.8%)
Federal Home Loan Mortgage Corp. (1.0%)
5.00%, 6/1/33-12/1/33 (g)	671	650
5.50%, 10/1/17-5/1/33	227	226
6.00%, 1/1/32	115	116
6.50%, 5/1/26-10/1/29	244	252
7.00%, 11/1/28-4/1/32	96	100
8.00%, 6/1/30	18	19
8.50%, 7/1/21-4/1/29	11	12
		1,375
Federal National Mortgage Association (8.5%)
4.74%*, 11/1/34	175	173
4.76%, 11/1/34	239	238
4.79%*, 1/1/35 (g)	95	95
4.80%*, 12/1/32	218	216
4.84%*, 11/1/34	112	111
5.00%, 10/1/18-4/1/34 (c) (g)	1,998	1,935
5.22%*, 6/1/35	246	245
5.50%, 12/1/19-2/1/35 (g)	6,216	6,175
5.92%, 2/1/12	378	391
6.00%, 5/15/09-12/1/33	1,167	1,184
6.50%, 3/1/29-7/1/32	380	392
6.63%, 11/15/30 (c)	177	215
7.00%, 12/1/27	10	10
7.50%, 3/1/27	39	41
8.00%, 6/1/12-3/1/30	258	275
8.50%, 11/1/17	12	13
9.50%, 10/1/21	46	51
10.00%, 11/1/13	38	41
10.50%, 11/1/13	47	50
11.00%, 11/1/13	54	58
		11,909
Government National Mortgage Assoc. (0.3%)
5.50%, 3/15/33	233	233

6.50%, 7/15/28	9	10
7.00%, 12/15/25-4/15/28	124	130
7.50%, 8/15/29	43	46
8.50%, 12/15/17	47	51
9.50%, 7/15/09	16	17
		487
Total U.S. Government Mortgage Backed (Cost $13,921)		13,771

U.S. Treasury Obligations (4.7%)
U.S. Treasury Bonds (1.3%)
8.88%, 2/15/19 (c)	183	257
8.00%, 11/15/21 (c)	556	756
6.25%, 8/15/23 (c)	100	118
5.38%, 2/15/31 (c)	678	746
		1,877
U.S. Treasury Notes (3.4%)
2.63%, 11/15/06 (c)	431	425
4.25%, 10/31/07 (c)	696	693
3.75%, 5/15/08 (g)	401	395
4.38%, 12/15/10 (c)	112	111
4.25%, 1/15/11 (c)	184	182
4.38%, 8/15/12 (c)	640	634
4.25%, 8/15/13 (c)	170	167
4.25%, 8/15/15 (c)	440	430
4.50%, 11/15/15 (c)	1,577	1,573
		4,610
Total U.S. Treasury Obligations (Cost $6,510)		6,487

Short – Term Securities Held as Collateral
for Securities Lending (23.2%)
Pool of various securities for
Victory Funds – footnote i
(Securities Lending)	32,278	32,278

Total Short – Term Securities Held
As Collateral for Securities Lending		32,278

Total Investments (Cost $159,463) (a) – 123.3%		171,824
Liabilities in excess of other assets – (23.3)%		(32,428)
NET ASSETS – 100.0%		$139,396

See notes to schedules of portfolio investments.

The Victory Portfolios

Convertible Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares or Principal Amount	Value
Commercial Paper (1.1%)
HSBC Finance Corp., 0.00%, 2/1/06	$736	$736
Total Commercial Paper (Cost $736)		736

Common Stocks (0.0%)
Oilfield Services & Equipment (0.0%)
Hanover Compressor Co. (b)	132	2
Total Common Stocks (Cost $0)		2

Convertible Bonds (74.2%)
Aerospace/Defense (0.6%)
Kaman Corp., Convertible Subordinated
Notes, 6.00%, 3/15/12, Continuously Callable @ 100	400	374
Banks (1.4%)
U.S. Bancorp, Convertible Subordinated
Notes, 2.69%*, 8/21/35, Callable 8/21/06 @ 100 (d)	945	936
Biotechnology (2.0%)
Amgen, Inc., Convertible Subordinated
Notes, 0.00%, 3/1/32, Callable 3/1/07 @ 75.54	1,710	1,304
Broadcasting/Cable (2.7%)
Liberty Media Corp., Convertible
Subordinated Notes, 0.75%, 3/30/23,
Callable 4/5/08 @ 100 (d)	600	644
Liberty Media Corp., Convertible
Subordinated Notes, 3.50%, 1/15/31,
Continuously Callable @ 100 (d)	1,055	1,092
		1,736
Brokerage Services (1.9%)
Lehman Brothers Holdings, Inc.,
Convertible Subordinated Notes, 0.25%,
12/8/12, Callable 12/1/08 @ 100, MTN	1,230	1,255
Computers & Peripherals (3.1%)
EMC Corp., Convertible Subordinated
Notes, 4.50%, 4/1/07, Callable 4/2/06 @ 100.90	800	851
Hewlett-Packard Co., Convertible
Subordinated Notes, 0.00%, 10/14/17,
Callable 10/14/06 @ 71.10	1,900	1,159
		2,010

Construction (2.2%)
Fluor Corp., Convertible Subordinated
Notes, 1.50%, 2/15/24, Callable 2/16/09 @ 100	880	1,408
Electronics (1.0%)
L-3 Communications Corp., Convertible
Subordinated Notes, 3.00%, 8/1/35,
Callable 2/1/11 @ 100 (d)	635	652
Entertainment (3.9%)
Carnival Corp., Convertible
Subordinated Notes, 2.00%, 4/15/21,
Callable 4/15/08 @ 100	580	773
Walt Disney Co., Convertible
Subordinated Notes, 2.13%, 4/15/23,
Callable 4/15/08 @ 100	1,725	1,764
		2,537
Financial Services (1.1%)
American Express Co., Convertible
Subordinated Notes, 1.85%, 12/1/33,
Callable 12/1/06 @ 100	650	699
Health Care (1.5%)
Medtronic, Inc., Convertible
Subordinated Notes, 1.25%, 9/15/21,
Callable 9/15/06 @ 100.62	940	948
Heavy Machinery (3.0%)
Tyco International Group SA,
Convertible Subordinated Notes, 3.13%,
1/15/23, Callable 1/20/08 @ 101.82	1,550	1,947
Instruments - Controls (1.7%)
Thermo Electron Corp., Convertible
Subordinated Notes, 3.25%, 11/1/07,
Continuously Callable @ 100	1,125	1,101
Insurance (3.5%)
American International Group,
Convertible Subordinated Notes, 0.50%,
5/15/07, Continuously Callable @ 100	900	848
AON Corp., Convertible Subordinated
Notes, 3.50%, 11/15/12, Callable
11/19/07 @ 101	605	978
Horace Mann Educators, Convertible
Subordinated Notes, 1.43%, 5/14/32,
Callable 5/14/07 @ 47.50	1,000	456
		2,282
Internet Service Provider (2.0%)
Yahoo, Inc., Convertible Subordinated
Notes, 0.00%, 4/1/08	750	1,268
Manufacturing - Misc. (0.7%)
Danaher Corp., Convertible
Subordinated Notes, 0.00%, 1/22/21,
Callable 3/1/06 @ 70.17	530	442
Medical Services (1.1%)
Medimmune, Inc., Convertible
Subordinated Notes, 1.00%, 7/15/23,
Callable 7/15/06 @ 100	750	734

Mining (2.8%)
Inco Ltd., Convertible Subordinated
Notes, 1.00%, 3/14/23, Callable 3/19/10 @ 94.12	255	419
Placer Dome, Inc., Convertible
Subordinated Notes, 2.75%, 10/15/23,
Callable 10/20/10 @ 100.83	365	492
Placer Dome, Inc., Convertible
Subordinated Notes, 2.75%, 10/15/23,
Callable 10/20/10 @ 100.83 (d)	645	870
		1,781
Oil & Gas Exploration, Production & Services (2.7%)
Devon Energy Corp., Convertible
Subordinated Notes, 4.90%, 8/15/08,
Callable 8/15/06 @ 101	944	1,101
Diamond Offshore Drilling, Inc.,
Convertible Subordinated Notes, 1.50%,
4/15/31, Callable 4/15/08 @ 100	370	639
		1,740
Oilfield Services & Equipment (7.7%)
Cooper Cameron Corp., Convertible
Subordinated Notes, 1.50%, 5/15/24,
Callable 5/15/09 @ 100	1,000	1,513
Halliburton Co., Convertible
Subordinated Notes, 3.13%, 7/15/23,
Callable 7/15/08 @ 100 (d)	195	421
Halliburton Co., Convertible
Subordinated Notes, 3.13%, 7/15/23,
Callable 7/15/08 @ 100	725	1,568
Schlumberger Ltd., Convertible
Subordinated Notes, 2.13%, 6/1/23,
Callable 6/6/10 @ 100	400	661
Schlumberger Ltd., Convertible
Subordinated Notes, 2.13%, 6/1/23,
Callable 6/6/10 @ 100 (d)	480	793
		4,956
Pharmaceuticals (7.6%)
Alza Corp., Convertible Subordinated
Notes, 0.00%, 7/28/20, Callable 7/28/06
@ 65.91	1,483	1,172
Alza Corp., Convertible Subordinated
Notes, 0.00%, 7/28/20, Callable 7/28/06
@ 65.91 (d)	250	198
Teva Pharmaceutical Financial,
Convertible Subordinated Notes, 0.50%,
2/1/24, Callable 8/1/08 @ 100	1,300	1,524
Teva Pharmaceutical Financial,
Convertible Subordinated Notes, 1.75%,
2/1/26, Callable 2/1/11 @ 100	1,100	1,111
Watson Pharmaceuticals, Inc.,
Convertible Subordinated Notes, 1.75%,
3/15/23, Callable 3/20/08 @ 100 (d)	935	903
		4,908
Pipelines (1.6%)
Noram Energy, Convertible
Subordinated Notes, 6.00%, 3/15/12,
Continuously Callable @ 100	1,049	1,045
Railroads (1.0%)
CSX Corp., Convertible Subordinated
Notes, 0.00%, 10/30/21, Callable
10/30/08 @ 87.84	685	674

Real Estate Investment Trusts (0.5%)
Vornado Realty L.P., Convertible
Subordinated Notes, 3.88%, 4/15/25,
Callable 4/18/12 @ 100	305	331
Restaurants (0.6%)
CBRL Group, Inc., Convertible
Subordinated Notes, 0.00%, 4/3/32,
Callable 4/3/07 @ 47.50	790	390
Retail - Discount (1.2%)
Costco Wholesale Corp., Convertible
Subordinated Notes, 0.00%, 8/19/17,
Callable 8/19/06 @ 68.27	660	747
Retail-Specialty Stores (3.6%)
Lowes Cos., Inc., Convertible
Subordinated Notes, 0.86%, 10/19/21,
Callable 10/19/06 @ 86.10	880	977
TJX Cos., Inc., Convertible
Subordinated Notes, 0.00%, 2/13/21,
Callable 2/13/07 @ 75.68	1,545	1,321
		2,298
Telecommunications-Services & Equipment (4.7%)
Amdocs Ltd., Convertible Subordinated
Notes, 0.50%, 3/15/24, Callable 3/20/09 @ 100	670	642
Harris Corp., Convertible Subordinated
Notes, 3.50%, 8/15/22, Callable 8/18/07 @ 100	725	1,500
Nextel Communications, Inc.,
Convertible Subordinated Notes, 5.25%,
1/15/10, Callable 1/15/07 @ 101.17	920	920
		3,062
Transportation Services (3.3%)
GATX Corp., Convertible Subordinated
Notes, 5.00%, 8/15/23, Callable 8/15/08 @ 100 (d)	300	503
GATX Corp., Convertible Subordinated
Notes, 5.00%, 8/15/23, Callable 8/15/08 @ 100	510	856
YRC Worldwide, Inc., Convertible
Subordinated Notes, 3.38%, 11/25/23,
Callable 11/30/12 @ 100	605	806
		2,165
Utilities-Electric (1.6%)
Duke Energy Corp., Convertible
Subordinated Notes, 1.75%, 5/15/23,
Continuously Callable @ 100	850	1,017
Utilities-Telecommunications (1.9%)
CenturyTel, Inc., Convertible
Subordinated Notes, 4.75%, 8/1/32,
Callable 8/5/06 @ 102.85	1,220	1,246
Total Convertible Bonds (Cost $43,320)		47,993

Convertible Preferred Stock (23.4%)
Aerospace/Defense (1.6%)
Northrop Grumman Corp., Series B, 7.00%	8,040	1,045

Banks (2.1%)
Marshall & Ilsley Corp., 6.50%	27,000	695
Washington Mutual, Inc., 5.38%	12,400	676
		1,371
Energy (0.8%)
Southern Union Co., 5.00%	10,300	521
Financial Services (6.3%)
Fannie Mae, 5.38%	23	2,214
Lehman Brothers Holdings, Inc., 6.25%	29,130	757
Newell Financial Trust I, 5.25%	26,200	1,087
		4,058
Insurance (4.5%)
Fortis Insurance NV, 7.75% (d)	550	680
PMI Group, Inc., 5.88%	31,300	789
Travelers Property Casualty Corp., 4.50%	57,700	1,470
		2,939
Medical Equipment & Supplies (1.3%)
Baxter International, Inc., 7.00%	16,900	871
Oil-Integrated Companies (2.0%)
Amerada Hess Corp., 7.00%	9,800	1,277
Pharmaceuticals (1.1%)
Schering-Plough Corp., 6.00%	13,300	682
Real Estate Investment Trusts (1.8%)
Equity Office Properties Trust, Series B, 5.25%	9,350	468
Simon Property Group, Inc., 6.00%	10,111	695
		1,163
Savings & Loans (0.9%)
New York Community Capital Trust V, 6.00%	12,346	579
Utilities-Electric (1.0%)
FPL Group, Inc., 8.00%	10,095	628
Total Convertible Preferred Stock (Cost $14,349)		15,134

Total Investments (Cost $58,405) (a) - 98.7%		63,865
Other assets in excess of liabilities - 1.3%		810
NET ASSETS - 100.0%		$64,675

See notes to schedules of portfolio investments.

The Victory Portfolios

Core Bond Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

(Amounts in thousands)

	Principal
	Amount	Value
Collateralized Mortgage Obligations (25.0%)
Adjustable Rate Mortgage Trust, Series
2005-12, Class 2A1, 5.75%, 3/25/36	$1,104	$1,108
Bear Stearns Commercial Mortgage
Securities, Series 2001-TOP2, Class A2,
6.48%, 2/15/35 (h)	885	932
Bear Stearns Commercial Mortgage
Securities, Series 2004-PWR3, Class A2,
3.87%, 2/11/41 (h)	910	874
Chase Mortgage Finance Corp,. Series
2005-A1, Class M, 5.32%*, 12/25/35 (h)	1,339	1,325
Chase Mortgage Finance Corp., Series
2005-A2, Class M, 5.47%*, 1/25/36	1,080	1,064
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-8, Class 1A4A, 5.61%*,
10/25/35 (h)	766	764
Countrywide Alternative Loan Trust,
Series 2005-47CB, Class A7, 5.50%,
10/25/35 (h)	2,064	2,046
Countrywide Home Loans, Series
2005-HYB9, Class 3A1A, 5.31%,
2/20/36	783	780
DLJ Commercial Mortgage Corp., Series	868	924
1999-CG2, Class A1B, 7.30%, 6/10/32
Fannie Mae Grantor Trust, Series
2001-T7, Class A1, 7.50%, 2/25/41	525	546
Fannie Mae Whole Loan, Series
2002-W3, Class A5, 7.50%, 1/25/28	76	80
Fannie Mae Whole Loan, Series
2002-W7, Class A5, 7.50%, 2/25/29	791	828
FHLMC Structured Pass Through
Securities, Series T-42, Class A5, 7.50%,
2/25/42	736	769
GE Capital Commercial Mortgage
Corp., Series 2003-C2, Class A2, 4.17%,
7/10/37	1,185	1,157
GSR Mortgage Loan Trust, Series
2004-10F, Class 6A1, 5.00%, 9/25/34 (h)	1,082	1,038
IndyMac Index Mortgage Loan Trust,
Series 2005-AR9, Class B1, 5.52%*,
7/25/35 (h)	1,309	1,307
JP Morgan Alternative Loan Trust,
Series 2005-S1, Class B1, 6.15%*,
12/25/35	819	817
JP Morgan Chase Commercial Mortgage
Securities, Series 2001-CIB3, Class A3,
6.47%, 11/15/35 (h)	1,133	1,200
JP Morgan Chase Commercial Mortgage
Securities, Series 2004-CBX, Class A5,
4.65%, 1/12/37	1,360	1,317

JP Morgan Chase Commercial Mortgage
Securities, Series 2005-LDP2, Class AJ,
4.84%, 7/15/42	868	834
JP Morgan Mortgage Trust, Series
2005-A1, Class IB1, 4.92%*, 2/25/35	1,042	1,015
JP Morgan Mortgage Trust, Series
2005-A2, Class B1, 4.75%*, 4/25/35	1,294	1,255
JP Morgan Mortgage Trust, Series
2005-A3, Class 1B1, 4.99%, 6/25/35	511	499
JP Morgan Mortgage Trust, Series
2005-A3, Class 7CA1, 5.14%*, 6/25/35	50	49
JP Morgan Mortgage Trust, Series
2005-A4, Class B1, 5.21%*, 7/25/35	964	950
JP Morgan Mortgage Trust, Series
2005-A6, Class 1B1, 5.18%*, 9/25/35	1,323	1,292
JP Morgan Mortgage Trust, Series
2005-A6, Class 3A2, 5.29%*, 9/25/35	1,555	1,544
JP Morgan Mortgage Trust, Series
2005-A8, Class B1, 5.18%*, 11/25/35	1,377	1,345
LB-UBS Commercial Mortgage Trust,
Series 2004-C8, Class A4, 4.51%,
12/15/29	350	338
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class AM, 4.79%,
7/15/40	1,300	1,250
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A4, 4.95%,
9/15/40	1,391	1,361
LB-UBS Commercial Mortgage Trust,
Series 2005-C7, Class A3, 5.65%*,
11/15/30	1,315	1,334
Morgan Stanley Capital I, Series
2004-T13, Class A4, 4.66%, 9/13/45	1,380	1,327
Morgan Stanley Mortgage Loan Trust,
Series 2005-5AR, Class 4A1, 5.56%*,
9/25/35	1,420	1,424
Morgan Stanley Mortgage Loan Trust,
Series 2005-6AR, Class 5A1, 5.82%*,
11/25/35	1,008	1,007
Morgan Stanley Mortgage Loan Trust,
Series 2005-6AR, Class B1, 5.63%,
11/25/35	1,330	1,321
Morgan Stanley Mortgage Loan Trust,
Series 2005-7, Class 2A1, 5.61%,
11/25/35	1,028	1,025
Morgan Stanley Mortgage Loan Trust,
Series 2005-9AR, Class 3A1, 5.60%,
12/25/35	943	940
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 4A
, 6.00%, 2/25/36	1,323	1,330
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-4, Class B1,
4.44%*, 4/25/34	587	579
Structured Adjustable Rate Mortgage
Loan, Series 2006-1, Class 2A1, 5.66%*,
2/25/36	1,335	1,334

Structured Adjustable Rate Mortgage
Loan, Series 2006-1, Class 8A1, 5.95%*,
2/25/36	860	865
Structured Asset Securities Corp., Series
2005-17, Class 5A1, 5.50%, 10/25/35	1,340	1,316
Wachovia Mortgage Loan Trust, LLC,
Series 2005-B, Class 4A1, 5.45%,
10/20/35	958	950
		45,360
Total Collateralized Mortgage Obligations (Cost $46,000)		45,360

Commercial Paper (5.3%)
HSBC Finance Corp., 4.50%, 2/1/06	9,648	9,648
Total Commercial Paper (Cost $9,648)		9,648

Corporate Bonds (28.8%)
Aerospace & Defense (0.4%)
General Dynamics Corp., 4.50%,
8/15/10	131	128
Honeywell International, 7.00%,
3/15/07	250	255
Lockheed Martin Corp., 8.50%,
12/1/29	155	208
Raytheon Co., 6.15%, 11/1/08	176	181
		772
Aluminum (0.5%)
Alcoa, Inc., 5.38%, 1/15/13 (h)	850	855
Automotive (0.7%)
DaimlerChrysler North America Holding
Corp., 7.38%, 9/15/06, MTN	1	1
DaimlerChrysler North America Holding
Corp., 4.05%, 6/4/08	1,010	982
DaimlerChrysler North America Holding
Corp., 7.30%, 1/15/12	333	358
		1,341
Banks (3.5%)
Asian Development Bank, 4.88%,
2/5/07, MTN	5	5
Asian Development Bank, 4.50%,
9/4/12, MTN	274	270
Astoria Depositor Corp., 5.74%,
5/1/16 (d)(h)	1,185	1,170
Bank of America Corp., 5.25%, 2/1/07	433	434
European Investment Bank, 4.88%,
9/6/06	2	2
European Investment Bank, 4.63%,
3/1/07	316	315
European Investment Bank, 3.38%,
3/16/09	263	253
European Investment Bank, 4.63%,
5/15/14	183	182
Fifth Third Bancorp, 4.50%, 6/1/18	250	229
Inter-American Development Bank,
6.63%, 3/7/07 (h)	618	630
Inter-American Development Bank,
3.38%, 3/17/08, MTN	913	889

Inter-American Development Bank,
4.50%, 9/15/14	254	249
JP Morgan Chase & Co., 5.25%,
5/30/07	328	329
Wachovia Corp., 3.63%, 2/17/09	426	410
Wachovia Corp., 5.25%, 8/1/14	72	71
Wells Fargo Co., 3.50%, 4/4/08	718	697
Wells Fargo Co., 5.13%, 9/15/16	320	315
		6,450
Beverages (0.5%)
Bottling Group LLC, 4.63%, 11/15/12	345	336
Coca-Cola Enterprises, 5.75%, 11/1/08	303	309

Coca-Cola Enterprises, 8.50%, 2/1/12	291	342
		987
Building - Residential and Commercial (0.6%)
Centex Corp., 8.75%, 3/1/07 (h)	287	295
D.R. Horton, Inc., 5.63%, 9/15/14	874	842
		1,137
Chemicals (0.1%)
E.I. Du Pont De Nemours, 6.75%,
9/1/07	105	108
Computers & Peripherals (0.3%)
Hewlett-Packard Co., 6.50%, 7/1/12	236	252
International Business Machine Corp.,
5.38%, 2/1/09	253	257
		509
Cosmetics & Toiletries (0.1%)
Kimberly-Clark Corp., 5.00%, 8/15/13	130	130
Procter & Gamble Co., 4.30%,
8/15/08	119	117
		247
Electronics (0.2%)
General Electric Co., 5.00%, 2/1/13	305	303
Financial Services (8.1%)
American General Finance, 3.88%,
10/1/09, MTN (h)	212	202
Ameriprise Financial, Inc., 5.65%,
11/15/15	770	778
Boeing Capital Corp., 5.75%, 2/15/07	78	79
Boeing Capital Corp., 5.80%, 1/15/13	259	268
CIT Group, Inc., 7.38%, 4/2/07	188	193
CIT Group, Inc., 5.75%, 9/25/07	460	465
CIT Group, Inc., 4.75%, 12/15/10,
MTN	102	100
CIT Group, Inc., 7.75%, 4/2/12	181	204
Citigroup, Inc., 3.50%, 2/1/08	423	412
Countrywide Home Loan, 5.50%,
2/1/07, MTN	185	186
Countrywide Home Loan, 4.13%,
9/15/09, MTN	318	306
Credit Suisse First Boston USA, Inc.,
4.70%, 6/1/09 (h)	830	821
General Electric Capital Corp., 5.00%,
6/15/07, MTN	132	132
General Electric Capital Corp., 4.25%,
12/1/10, MTN	148	143

General Electric Capital Corp., 6.00%,
6/15/12, MTN	196	205
Goldman Sachs Group, Inc., 4.13%,
1/15/08	397	390
Goldman Sachs Group, Inc., 6.65%,
5/15/09	602	630
Goldman Sachs Group, Inc., 6.88%,
1/15/11	187	200
Goldman Sachs Group, Inc., 6.60%,
1/15/12	356	380
HSBC Finance Corp., 5.75%, 1/30/07	358	360
HSBC Finance Corp., 4.13%,
11/16/09	317	305
HSBC Finance Corp., 6.75%, 5/15/11	353	377
HSBC Finance Corp., 4.75%, 7/15/13	580	555
International Lease Finance Corp.,
6.38%, 3/15/09	608	629
Lehman Brothers Holdings, Inc., 7.88%,
8/15/10	149	165
Merrill Lynch & Co., Inc., 3.70%,
4/21/08, MTN	169	164
Merrill Lynch & Co., Inc., 6.00%,
2/17/09	248	255
Merrill Lynch & Co., Inc., 5.00%,
1/15/15, MTN	288	281
Morgan Stanley Group, Inc., 6.88%,
3/1/07	682	692
Morgan Stanley Group, Inc., 4.25%,
5/15/10	220	212
National Rural Utilities, 7.25%, 3/1/12,
MTN	230	254
Nuveen Investments, 5.50%, 9/15/15	1,599	1,566
Residential Capital Corp., 6.38%,
6/30/10 (d)	1,792	1,838
SLM Corp., 5.00%, 10/1/13, MTN	362	353
Toyota Motor Credit Corp., 4.25%,
3/15/10	401	392
Toyota Motor Credit Corp., 4.35%,
12/15/10	1	1
Unilever Capital Corp., 5.90%,
11/15/32	100	104
Verizon Global Funding Corp., 4.00%,
1/15/08	222	217
		14,814
Food Distributors, Supermarkets & Wholesalers (0.1%)
Safeway, Inc., 7.50%, 9/15/09	220	234
Food Processing & Packaging (0.2%)
Kraft Foods, Inc., 4.13%, 11/12/09	187	181
Tyson Foods, Inc., 8.25%, 10/1/11	157	173
		354
Governments - Foreign (1.7%)
Province of Ontario, 3.35%, 7/16/07	135	132
Province of Ontario, 5.50%, 10/1/08	204	207
Province of Ontario, 5.13%, 7/17/12	117	119
Province of Quebec, 5.75%, 2/15/09	178	183
Province of Quebec, 4.88%, 5/5/14	382	380
Province of Quebec, 7.50%, 9/15/29	155	201
Republic of Italy, 3.63%, 9/14/07	360	353
Republic of Italy, 4.00%, 6/16/08	305	299
Republic of Italy, 4.50%, 1/21/15	315	303

United Mexican States, 9.88%, 2/1/10	234	274
United Mexican States, 6.38%, 1/16/13,
MTN	425	449
United Mexican States, 8.30%, 8/15/31,
MTN	280	353
		3,253
Home Builders (0.4%)
Pulte Homes, Inc., 4.88%, 7/15/09	710	695
Insurance (1.0%)
Allstate Corp., 7.50%, 6/15/13	93	106
Allstate Corp., 5.55%, 5/9/35	108	105
Allstate Life Global Funding Trust,
4.50%, 5/29/09, MTN	106	104
Marsh & Mclennan Cos, Inc., 5.75%,
9/15/15	112	112
MetLife, Inc., 5.70%, 6/15/35	75	74
Phoenix Co., 6.68%, 2/16/08	1,005	1,011
St. Paul Companies, Inc., 5.75%,
3/15/07	104	104
XL Capital Ltd., 6.38%, 11/15/24	112	115
		1,731
Manufacturing (0.2%)
Tyco International Group SA, 6.13%,
1/15/09	132	135
Tyco International Group SA, 6.88%,
1/15/29	105	115
		250
Media (0.8%)
News America, Inc., 5.30%, 12/15/14	149	146
News America, Inc., 6.20%, 12/15/34	90	88
Time Warner, Inc., 6.88%, 5/1/12	284	302
Viacom, Inc., 5.63%, 5/1/07	890	893
		1,429
Medical Services (0.3%)
Wellpoint, Inc., 5.85%, 1/15/36	610	607
Medical Supplies (0.6%)
Boston Scientific, 6.25%, 11/15/35	990	1,048
Minerals (0.5%)
Teck Cominco Ltd., 6.13%, 10/1/35	845	825
Oil & Gas Exploration, Production & Services (1.2%)
Devon Financing Corp. ULC, 6.88%,
9/30/11	249	270
Merey Sweeny LP., 8.85%, 12/18/19 (d)	345	403
Pemex Project Funding Master Trust,
8.50%, 2/15/08	461	489
Pemex Project Funding Master Trust,
7.38%, 12/15/14	205	226
Talisman Energy, 5.85%, 2/1/37	861	847
		2,235
Oil - Integrated Companies (0.3%)
Marathon Oil Corp., 6.13%, 3/15/12	584	613
Pharmaceuticals (0.5%)
Bristol-Meyers Squibb Co., 5.75%,
10/1/11	137	140
Medco Health Solutions, 7.25%,
8/15/13	666	728
		868

Radio & Television (0.6%)
Clear Channel Communications, 7.65%, 9/15/10	225	239
Comcast Cable Communications, 6.20%, 11/15/08 (h)	388	397
Cox Communications, Inc., 7.13%, 10/1/12	471	502
		1,138
Railroads (1.5%)
BNSF Funding Trust I, 6.61%*, 12/15/55, Callable 1/15/26 @ 100 (h)	1,454	1,501
Norfolk Southern Corp., 7.35%, 5/15/07	592	609
Union Pacific Corp., 6.65%, 1/15/11	509	539
		2,649
Real Estate (0.2%)
ERP Operating LP, 5.20%, 4/1/13	323	320
Restaurants (0.5%)
McDonald’s Corp., 6.00%, 4/15/11	857	888
Retail - Discount (0.5%)
Target Corp., 5.38%, 6/15/09	360	364
Target Corp., 5.88%, 3/1/12	136	142
Wal-Mart Stores, 4.38%, 7/12/07	83	82
Wal-Mart Stores, 6.88%, 8/10/09	159	169
Wal-Mart Stores, 4.13%, 2/15/11	132	127
		884
Telecommunications - Cellular (1.2%)
New Cingular Wireless Services, 7.50%, 5/1/07	71	73
New Cingular Wireless Services, 8.13%, 5/1/12	126	145
US Unwired, Inc., 10.00%, 6/15/12, Callable 6/15/08 @ 105	1,790	2,027
		2,245
Telecommunications-Equipment (0.0%)
Motorola, Inc., 7.63%, 11/15/10	29	32
Transportation Services (0.3%)
Roadway Corp., 8.25%, 12/1/08	510	541
Utilities-Electric (0.7%)
Duke Energy Corp., 3.75%, 3/5/08	224	218
FPL Group Capital, Inc., 6.13%, 5/15/07	194	196
Pacific Gas & Electric, 4.80%, 3/1/14	314	303
Progress Energy, Inc., 6.85%, 4/15/12	284	303
Southern Cal Edison, 6.00%, 1/15/34	95	99
TXU Energy Co., 7.00%, 3/15/13	96	102
		1,221
Utilities-Telecommunications (0.5%)
Sprint Capital Corp., 6.13%, 11/15/08	158	162
Sprint Capital Corp., 7.63%, 1/30/11	543	597
Sprint Capital Corp., 8.38%, 3/15/12	85	98
		857
Total Corporate Bonds (Cost $52,958)		52,440

U.S. Government Agencies (8.7%)
Federal Home Loan Bank (2.5%)
4.00%, 4/25/07, Callable 4/25/06 @ 100 (c)	1,100	1,088

3.50%, 5/15/07 (c)	2,071	2,037
3.63%, 11/14/08 (c)	1,375	1,334
		4,459
Federal Home Loan Mortgage Corp. (2.9%)
4.88%, 3/15/07 (h)	2,006	2,007
4.25%, 5/23/08, Callable 5/23/06 @	1,100	1,087
100 (h)
3.88%, 1/12/09 (c)	800	780
4.13%, 7/12/10 (c)	674	655
4.65%, 10/10/13, Callable 10/10/06 @
100, MTN (c)	144	139
4.50%, 1/15/14 (c)	170	166
6.75%, 9/15/29 (c)	450	553
		5,387
Federal National Mortgage Association (2.9%)
3.75%, 5/17/07 (c)	570	562
4.63%, 6/1/10, Callable 6/1/06 @ 100 (c)	1,200	1,183
6.25%, 2/1/11 (c)	968	1,019
4.38%, 3/15/13 (c)	1,458	1,416
4.38%, 7/17/13 (c)	247	238
6.63%, 11/15/30 (c)	700	851
		5,269
Small Business Administration (0.4%)
6.15%, 4/1/19	692	714
Total U.S. Government Agencies (Cost $15,890)		15,829

U.S. Government Mortgage Backed (24.3%)
Federal Home Loan Mortgage Corp. (1.8%)
5.00%, 8/1/33 (g)	115	111
5.50%, 5/1/33 (h)	1,054	1,046
6.00%, 2/1/13	100	102
6.50%, 10/1/29 (h)	1,573	1,619
7.00%, 1/1/30	12	12
7.50%, 4/1/28	27	29
8.00%, 6/1/17	390	415
8.50%, 7/1/21-4/1/29	3	3
		3,337
Federal National Mortgage Association (22.2%)
4.56%*, 1/1/35	765	765
4.79%*, 12/1/32-1/1/35 (h)	1,252	1,246
4.82%*, 11/1/34 (g)	463	460
5.00%, 10/1/18-2/1/36 (g)	10,078	9,745
5.22%*, 6/1/35	560	559
5.50%, 8/1/20-2/1/36 (g)	23,268	23,118
6.00%, 1/1/20-10/1/30	2,021	2,060
6.50%, 9/1/28	18	18
7.00%, 10/1/26-12/1/29	88	91
7.50%, 3/1/27-11/1/29	193	203
8.00%, 11/1/12-2/1/33	789	843
8.50%, 7/1/25-4/1/31	669	725
9.50%, 10/1/21	133	147
10.00%, 11/1/13	76	82
10.50%, 11/1/13	32	35
11.00%, 11/1/13	49	53
		40,150
Government National Mortgage Assoc. (0.3%)
7.00%, 12/15/23-12/15/25	139	147

7.50%, 12/15/27-4/15/29	11	11
8.50%, 12/15/17	21	23
9.00%, 2/15/17-12/15/09	390	411
		592
Total U.S. Government Mortgage Backed (Cost $44,239)		44,079

U.S. Treasury Obligations (11.6%)
U.S. Treasury Bonds (6.4%)
8.88%, 2/15/19	500	702
8.00%, 11/15/21 (c)	2,300	3,128
6.25%, 8/15/23 (c)(g)	2,223	2,617
5.38%, 2/15/31 (c)	4,569	5,030
		11,477
U.S. Treasury Notes (5.2%)
2.63%, 11/15/06	332	327
3.75%, 5/15/08 (g)	4,444	4,373
3.88%, 5/15/09	239	234
3.63%, 6/15/10	258	249
4.25%, 1/15/11 (c)	1,284	1,272
4.38%, 8/15/12	400	397
4.25%, 8/15/13	600	589
4.25%, 8/15/15 (c)	45	44
4.50%, 11/15/15 (c)	2,027	2,022
		9,507
Total U.S. Treasury Obligations (Cost $21,036)		20,984

Short-Term Securities Held as Collateral for Securities Lending (12.8%)
Pool of various securities for
Victory Funds (i)	23,174	23,174
Total Short-Term Securities Held
as Collateral for Securities Lending		23,174

Total Investments (Cost $212,945) (a) - 116.5%		211,514
Liabilities in excess of other assets - (16.5)%		(29,931)
NET ASSETS - 100.0%		$181,583

See notes to schedules of portfolio investments.

The Victory Portfolios

Diversified Stock Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares or Principal Amount	Value

Commercial Paper (3.5%)
HSBC Finance Corp., 0.00%, 2/1/06	$122,492	$122,492
Total Commercial Paper (Cost $122,492)		122,492

Common Stocks (94.8%)
Aerospace/Defense (1.7%)
Honeywell International, Inc.	1,582,600	60,803
Airlines (0.9%)
JetBlue Airways Corp. (b) (c)	2,515,350	32,800
Apparel / Footwear (0.6%)
Nike, Inc., Class B (c)	280,005	22,666
Banks (2.5%)
Bank of America Corp.	1,977,600	87,469
Biotechnology (6.2%)
Amgen, Inc. (b)	1,998,500	145,672
Biogen Idec, Inc. (b)	1,629,900	72,938
		218,610
Brokerage Services (1.3%)
Merrill Lynch & Co., Inc.	619,000	46,468
Computers & Peripherals (4.4%)
International Business Machines Corp.	1,882,400	153,039
Cosmetics & Toiletries (3.0%)
Avon Products, Inc. (c)	141,300	4,002
Procter & Gamble Co.	1,677,900	99,382
		103,384
Electronics (4.6%)
General Electric Co.	4,184,300	137,035
Koninklijke Philips Electronics N.V.	757,400	25,502
		162,537
Engineering (2.0%)
ABB Ltd., ADR (b)	6,485,000	70,816
Entertainment (1.7%)
The Walt Disney Co. (c)	2,369,000	59,959
Financial Services (3.3%)
American Express Co.	1,037,000	54,391
Morgan Stanley	982,313	60,363
		114,754
Health Care (4.3%)
McKesson Corp.	961,700	50,970
Medtronic, Inc.	1,751,400	98,902
		149,872
Heavy Machinery (4.0%)
Caterpillar, Inc.	976,000	66,270
Deere & Co.	1,033,000	74,128
		140,398

Hotels & Motels (1.4%)
Starwood Hotels & Resorts Worldwide, Inc.	782,000	47,553
Insurance (5.6%)
American International Group, Inc.	1,776,509	116,290
CIGNA Corp.	70,000	8,512
Genworth Financial, Inc., Class A (c)	546,000	17,887
Marsh & McLennan Cos., Inc. (c)	1,358,100	41,273
St. Paul Cos., Inc. (c)	244,994	11,118
		195,080
Internet Service Provider (2.5%)
Yahoo, Inc. (b) (c)	2,550,100	87,570
Manufacturing-Miscellaneous (0.6%)
Pentair, Inc.	503,000	19,315
Medical Services (1.2%)
Medco Health Solutions, Inc. (b)	514,000	27,807
UnitedHealth Group, Inc.	230,000	13,667
		41,474
Mining (4.9%)
Newmont Mining Corp. (c)	2,533,400	156,564
Rio Tinto PLC, ADR	71,500	14,658
		171,222
Oil & Gas Exploration, Production & Services (4.1%)
Canadian Natural Resources Ltd. (c)	706,880	43,827
Chesapeake Energy Corp. (c)	987,900	34,616
Transocean, Inc. (b) (c)	780,459	63,334
		141,777
Oil-Integrated Companies (1.7%)
Amerada Hess Corp. (c)	289,800	44,861
Chevron Corp. (c)	246,293	14,625
		59,486
Oilfield Services & Equipment (5.1%)
Halliburton Co. (c)	2,242,700	178,407
Pharmaceuticals (4.6%)
Johnson & Johnson	536,700	30,882
Novartis AG, ADR (c)	1,093,000	60,290
Pfizer, Inc.	2,653,458	68,140
		159,312
Railroads (1.4%)
Union Pacific Corp.	571,965	50,596
Real Estate Investment Trusts (1.4%)
Equity Office Properties Trust (c)	1,507,225	47,960
Retail-Specialty Stores (1.4%)
Tiffany & Co. (c)	1,328,200	50,073
Semiconductors (7.4%)
Applied Materials, Inc.	5,926,300	112,897
Freescale Semiconductor, Inc., Class B (b)	1,275,400	32,204
Maxim Integrated Products, Inc. (c)	898,000	36,854
Micron Technology, Inc. (b) (c)	5,178,000	76,013
		257,968
Software & Computer Services (6.1%)
First Data Corp.	798,000	35,990
Microsoft Corp.	3,252,500	91,559
Oracle Corp. (b)	6,831,300	85,869
		213,418

Telecommunications-Services & Equipment (3.2%)
Nokia Corp., ADR (c)	6,154,100	113,112
Utilities-Telecommunications (1.7%)
Sprint Nextel Corp.	2,589,500	59,274
Total Common Stocks (Cost $2,907,964)		3,317,172

Investment Companies (1.8%)
streetTRACKS Gold Trust (b)	1,079,000	61,222
Total Investment Companies (Cost $54,955)		61,222

Short-Term Securities Held as Collateral for Securities Lending (18.5%)
Pool of various securities for Victory Funds – footnote i (Securities Lending)	649,522	649,522
Total Short-Term Securities Held as Collateral for Securities Lending		649,522

Total Investments (Cost $3,734,933) (a) - 118.6%		4,150,408
Liabilities in excess of other assets - (18.6%)		(652,307)
NET ASSETS - 100.0%		$3,498,101

See notes to schedules of portfolio investments.

The Victory Portfolios

Established Value Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares or Principal Amount	Value
Commercial Paper (2.3%)
HSBC Finance Corp., 0.00%, 2/1/06	6,969	$6,969
Total Commercial Paper (Cost $6,969)		6,969

Common Stocks (97.8%)
Aerospace/Defense (0.8%)
General Dynamics Corp.	21,000	2,444
Apparel & Footwear (1.1%)
Jones Apparel Group, Inc.	102,000	3,191
Auction Houses and Art Dealers (0.8%)
Adesa, Inc.	91,000	2,330
Automotive Parts (2.2%)
BorgWarner, Inc. (c)	72,500	3,997
Eaton Corp.	40,400	2,674
		6,671
Banks (2.5%)
Cullen/Frost Bankers, Inc.	65,400	3,515
First Horizon National Corp. (c)	54,000	2,045
Mercantile Bankshares Corp. (c)	54,900	2,083
		7,643
Building Materials (1.5%)
Lafarge North America, Inc. (c)	74,000	4,560
Chemicals-General (4.7%)
Agrium, Inc. (c)	193,000	4,602
Air Products & Chemicals, Inc.	58,000	3,578
PPG Industries, Inc.	52,000	3,094
Rohm & Haas Co. (c)	55,000	2,800
		14,074
Coal (0.8%)
Peabody Energy Corp.	24,000	2,388
Commercial Services (1.1%)
ServiceMaster Co.	247,500	3,203
Computers & Peripherals (3.0%)
CACI International, Inc., Class A (b) (c)	50,000	2,855
Lexmark International Group, Inc. (b) (c)	54,000	2,623
NCR Corp. (b)	97,000	3,603
		9,081
Containers & Packaging (2.3%)
Owens-Illinois, Inc. (b)	122,500	2,694
Pactiv Corp. (b) (c)	183,000	4,070
		6,764

E-Commerce (0.8%)
IAC/InterActiveCorp (b) (c)	82,000	2,380
Electronics (2.0%)
Johnson Controls, Inc. (c)	59,200	4,099
Sanmina - SCI Corp. (b)	482,000	2,029
		6,128
Financial & Insurance (0.8%)
AMBAC Financial Group, Inc.	31,000	2,381
Financial Services (2.1%)
Ameriprise Financial, Inc.	101,000	4,110
H&R Block, Inc. (c)	88,000	2,152
		6,262
Food Distributors, Supermarkets & Wholesalers (1.3%)
SUPERVALU, Inc. (c)	118,500	3,784
Food Processing & Packaging (0.7%)
H.J. Heinz Co.	62,000	2,104
Forest Products-Lumber & Paper (0.8%)
Weyerhaeuser Co. (c)	33,000	2,302
Health Care (1.2%)
Manor Care, Inc. (c)	92,500	3,617
Heavy Machinery (1.4%)
Deere & Co.	59,000	4,234
Instruments - Scientific (0.8%)
Applied Biosystems Group (c)	88,000	2,494
Insurance (6.6%)
Alleghany Corp. (b)	11,200	3,251
Hartford Financial Services Group, Inc.	36,000	2,960
HCC Insurance Holdings, Inc. (c)	118,500	3,681
Old Republic International Corp.	187,500	4,021
PMI Group, Inc. (c)	57,000	2,464
XL Capital Ltd., Class A (c)	55,000	3,721
		20,098
Manufacturing-Miscellaneous (2.8%)
ITT Industries, Inc. (c)	42,000	4,305
Textron, Inc.	50,300	4,248
		8,553
Media (0.8%)
Hearst-Argyle Television, Inc. (c)	100,000	2,388
Medical Supplies (3.8%)
Bausch & Lomb, Inc. (c)	60,300	4,073
Becton Dickinson & Co.	59,100	3,830
Dade Behring Holdings, Inc.	86,000	3,365
		11,268
Motion Pictures & Services (0.8%)
DreamWorks Animation SKG, Inc. (b)	86,000	2,305
Motorcycles (0.8%)
Harley-Davidson, Inc. (c)	43,000	2,302
Oil & Gas Exploration, Production & Services (5.2%)
Devon Energy Corp.	97,000	6,615
Helmerich & Payne, Inc. (c)	58,000	4,545
Newfield Exploration Co. (b)	85,400	4,475
		15,635
Oil Marketing & Refining (1.4%)
Valero Energy Corp.	67,000	4,183

Oil-Integrated Companies (3.4%)
Amerada Hess Corp. (c)	34,000	5,263
Occidental Petroleum Corp. (c)	52,000	5,081
		10,344
Oilfield Services & Equipment (2.7%)
Cal Dive International, Inc. (b) (c)	94,000	3,946
Tidewater, Inc. (c)	71,000	4,148
		8,094
Paint, Varnishes, Enamels (1.2%)
Sherwin-Williams Co.	70,500	3,729
Pharmaceuticals (3.0%)
AmerisourceBergen Corp.	110,000	4,800
Medicis Pharmaceutical Corp., Class A (c)	134,000	4,142
		8,942
Pipelines (1.8%)
National Fuel Gas Co. (c)	160,000	5,264
Primary Metal & Mineral Production (2.8%)
Freeport-McMoRan Copper & Gold, Inc., Class B (c)	50,000	3,213
Phelps Dodge Corp.	32,000	5,136
		8,349
Publishing (0.8%)
R.R. Donnelley & Sons Co.	73,000	2,380
Railroads (1.8%)
Burlington Northern/Santa Fe, Inc.	66,000	5,288
Real Estate Investment Trusts (2.8%)
AMB Property Corp.	58,000	3,028
CBL & Associates Properties, Inc.	64,000	2,708
Equity Residential Properties Trust (c)	66,300	2,812
		8,548
Restaurants (1.4%)
Yum! Brands, Inc. (c)	86,500	4,279
Retail - Discount (1.0%)
Dollar Tree Stores, Inc. (b)	122,000	3,024
Retail-Specialty Stores (3.0%)
Barnes & Noble, Inc. (c)	101,500	4,306
Claire’s Stores, Inc.	150,000	4,749
		9,055
Schools & Educational Services (0.7%)
Career Education Corp. (b) (c)	66,000	2,144
Semiconductors (1.3%)
Freescale Semiconductor, Inc., Class B (b)	151,000	3,813
Software & Computer Services (3.5%)
Fiserv, Inc. (b)	51,000	2,243
Sybase, Inc. (b)	175,500	3,789
Synopsys, Inc. (b)	208,000	4,599
		10,631
Steel (1.3%)
Nucor Corp. (c)	46,000	3,875
Telecommunications-Services & Equipment (2.6%)
Amdocs Ltd. (b) (c)	94,500	3,043
Harris Corp.	105,000	4,875
		7,918

Tools & Hardware Manufacturing (0.8%)
Black & Decker Corp.	27,000	2,330
Transportation Services (1.5%)
CNF, Inc. (c)	85,500	4,382
Utilities-Electric (3.1%)
Constellation Energy Group, Inc.	54,000	3,146
Exelon Corp. (c)	54,700	3,141
Great Plains Energy, Inc. (c)	103,000	2,939
		9,226
Utilities-Natural Gas (1.8%)
Sempra Energy	112,500	5,406
Utilities-Telecommunications (0.6%)
CenturyTel, Inc.	55,000	1,832
Total Common Stocks (Cost $196,447)		293,620

Short-Term Securities Held as Collateral for Securities Lending (30.6%)
Pool of various securities for Victory Funds – footnote i (Securities Lending)	91,914	91,914
Total Short-Term Securities Held as Collateral for Securities Lending		91,914

Total Investments (Cost $295,330) (a) - 130.7%		392,503
Liabilities in excess of other assets - (30.7)%		(92,080)
NET ASSETS - 100.0%		$300,423

See notes to schedules of portfolio investments.

The Victory Portfolios

Federal Money Market Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

(Amounts in thousands)

	Principal
	Amount	Value
U.S. Government Agencies (31.4%)
Federal Farm Credit Bank (1.8%)
4.54%*, 8/9/06	$25,000	$24,999

Federal Home Loan Bank (16.3%)
3.19%, 2/7/06	25,000	24,998
4.00%*, 4/18/06	15,000	14,999
2.88%, 5/22/06	11,000	10,946
4.50%*, 7/21/06	50,000	49,997
4.02%, 8/1/06	15,000	15,000
4.13%*, 8/1/06, Callable 2/1/06 @ 100	25,000	25,000
4.31%, 10/6/06, Callable 4/6/06 @ 100	15,000	15,000
3.00%, 10/19/06, Callable 4/19/06 @ 100	9,500	9,390
4.35%, 10/30/06, Callable 4/3/06 @ 100	15,000	15,000
4.20%*, 11/3/06, Callable 2/3/06 @ 100	8,100	8,094
4.50%, 11/3/06, Callable 4/13/06 @ 100	20,000	19,994
3.50%, 1/18/07	10,000	9,888
3.50%, 1/18/07, Callable 4/18/06 @ 100	10,000	9,888
		228,194
Federal Home Loan Mortgage Corp. (2.9%)
2.38%, 5/19/06, MTN	25,000	24,841
4.13%, 9/27/06, Callable 3/27/06 @ 100, MTN	15,000	15,000
		39,841
Federal National Mortgage Association (10.4%)
3.15%, 2/6/06	50,000	49,990
3.15%, 2/8/06	25,000	24,998
5.50%, 2/15/06	15,100	15,105
3.25%, 3/17/06	35,000	35,000
4.39%, 4/10/06	20,000	19,834
		144,927
Total U.S. Government Agencies (Amortized Cost $437,961)		437,961

Repurchase Agreements (68.6%)
Bear Stearns & Co., 4.46%, 2/1/06 (Date of Agreement 1/31/06, Proceeds at maturity $300,037 collateralized by $306,001 various U.S. Government securities,
4.00%-7.50%, 2/1/09-1/1/36, market value $304,735)	300,000	300,000
Greenwich Partners LLC, 4.46%, 2/1/06
(Date of Agreement 1/31/06, Proceeds at maturity $350,043
collateralized by $357,000 various U.S. Government securities,
3.50%-4.00%, 8/31/07-9/15/10, market value $351,135)	350,000	350,000
Morgan Stanley & Co., 4.46%, 2/1/06
(Date of Agreement 1/31/06, Proceeds at maturity $200,025
collateralized by $206,000 various U.S. Government securities,
4.00%-6.50%, 8/1/18-1/1/36, market value $205,073)	200,000	200,000
UBS Warburg LLC, 4.47%, 2/1/06
(Date of Agreement 1/31/06, Proceeds at maturity $105,070
collateralized by $107,158 various U.S. Government securities,
0.00%-6.39%, 3/17/20-7/25/44, market value $106,497)	105,057	105,057
Total Repurchase Agreements (Amortized Cost $955,057)		955,057

Total Investments (Amortized Cost $1,393,018) (a) - 100.0%		1,393,018
Other assets in excess of liabilities - 0.0%		(2,036)
NET ASSETS - 100.0%		$1,390,982

See notes to schedules of portfolio investments.

The Victory Portfolios

Financial Reserves Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

(Amounts in thousands)

	Principal Amount	Value
Certificates of Deposit (19.5%)
Bank of New York, 4.41%, 10/5/06	$6,000	$6,000
Barclays Bank NY PLC, 4.25%, 2/7/06	20,000	20,001
Canadian Imperial Bank of New York, 2.40%, 2/21/06	20,000	19,979
Credit Suisse First Boston NY, 4.35%, 2/6/06	15,000	15,000
HBOS Treasury Services NY, 3.25%, 2/8/06	5,000	5,000
HBOS Treasury Services NY, 4.28%, 9/29/06	4,000	4,000
Royal Bank of Scotland NY, 4.75%, 12/8/06	6,000	6,000
Toronto Dominion Bank, 3.62%, 6/12/06	8,000	8,000
Toronto Dominion Bank, 4.01%, 8/15/06	4,000	4,000
Total Certificates of Deposit (Amortized Cost $87,980)		87,980

Commercial Paper (22.0%)
Amstel Funding Corp., 4.35%, 2/14/06 (d)	21,000	20,967
Apreco LLC, 4.35%, 2/8/06 (d)	18,776	18,760
Cheyne Finance LLC, 4.51%, 3/24/06 (d)	20,000	19,872
Kitty Hawk Funding Corp., 4.33%, 2/1/06 (d)	10,000	10,000
Salvation Army, 4.45%, 2/21/06	5,500	5,500
Salvation Army, 3.54%, 3/14/06	4,155	4,155
Thames Asset Global, 4.34%, 2/2/06 (d)	20,000	19,998
Total Commercial Paper (Amortized Cost $99,252)		99,252

Corporate Bonds (34.1%)
American Honda Finance Corp., 4.42%*, 2/21/06 (d)	2,000	2,000
Atlas Capital Funding Corp., 4.37%*, 8/4/06, MTN (d)	10,000	9,999
BF FT Myers/BF South, Inc., 4.54%*, 11/1/17, LOC Fifth Third Bank	2,700	2,700
Burgess & Niple, 4.55%*, 9/1/14, LOC National City Bank	2,425	2,425
Calvert Crossing Golf, 4.55%*, 9/1/29	2,830	2,830
Centerville Capital, 4.64%*, 10/1/26	5,430	5,430
Cincinnati Hills Christian Academy, Inc., 4.54%*, 4/1/22, LOC Fifth Third Bank	5,040	5,040
CIT Group, Inc., 4.34%*, 5/12/06, MTN	23,000	23,000

EZFlow LP, 4.47%*, 6/1/08, LOC Bank of America	5,160	5,160
Fort Mitchell Station Partners, LTD., 4.54%*, 2/1/22, LOC Fifth Third Bank (d)	2,185	2,185
General Dynamics Corp., 2.13%, 5/15/06	2,330	2,317
HSBC Finance Corp., 4.69%*, 10/27/06, MTN	10,000	10,005
JL Capital One LLC, Series 2002, 4.67%*, 11/1/12, LOC Old National Bank & Wells Fargo	2,300	2,300
John E. Staten Properties, 4.55%*, 10/1/21, LOC National City Bank	3,160	3,160
Liberty Light US Capital, 4.36%*, 4/5/06, MTN (d)	10,000	9,999
Maruga, Series 1999b, 4.64%*, 9/1/16, LOC Firstar Bank	1,030	1,030
Morgan Stanley, 4.58%*, 5/25/06	20,000	20,000
Newport Investment Co. LLC, 4.54%*, 12/1/22	3,045	3,045
Pfizer, Inc., 5.63%, 2/1/06	1,000	1,000
QC Reprographics, Inc., 4.59%*, 2/1/21, LOC Firstar Bank	1,775	1,775
Redbank Professional Office Building, 4.54%*, 5/1/21, LOC Firstar Bank	2,840	2,840
SeaRiver Maritime, Inc., 4.38%*, 10/1/11	12,400	12,400
SGM Funding Corp., 4.54%*, 7/1/16, LOC Firstar Bank	1,535	1,535
SGM Funding Corp., 4.54%*, 6/1/22, LOC Firstar Bank	3,355	3,355
Sharp Electronics, 4.54%*, 12/1/12, LOC Fifth Third Bank	2,285	2,285
Stanfield Victoria LLC, 4.36%*, 6/6/06, MTN	5,000	5,000
Tisdel Holdings, Inc., 4.54%*, 9/1/20, LOC Firstar Bank	1,950	1,950
Wagner Moving & Storage, 4.54%*, 7/1/22, LOC Fifth Third Bank	2,100	2,100
Wal-Mart Stores, 5.45%, 8/1/06	4,715	4,732
Wright Brothers, Inc, 4.54%*, 11/1/12	2,100	2,100
Total Corporate Bonds (Amortized Cost $153,697)		153,697

Repurchase Agreements (16.7%)
Bear Stearns & Co., 4.46%, 2/1/06 (Date of Agreement 1/31/06, Proceeds at maturity $50,006 collateralized by $51,002 various U.S. Government securities, 4.50%-6.50%, 2/1/09-2/1/36, market value $50,842)	50,000	50,000
UBS Warburg LLC, 4.46%, 2/1/06 (Date of Agreement 1/31/06, Proceeds at maturity $25,403 collateralized by $25,909 various U.S. Government securities, 4.75%, 11/17/05, market value $25,570)	25,400	25,400
Total Repurchase Agreements (Amortized Cost $75,400)		75,400

Taxable Municipal Bonds (5.4%)
Florida (3.5%)
Polk County Industrial Development Authority Revenue, Watson Clinic, 4.47%*, 12/1/18, LOC Nationsbank N.A.	8,700	8,700

Watson Clinic, 4.47%*, 12/1/18, LOC Bank of America	7,300	7,300
		16,000
Kentucky (0.8%)
Warren County Industrial Development Authority Revenue, Stupps Brothers, Inc., Series B-2, 4.47%*, 12/1/18, LOC Bank of America	3,500	3,500
New Mexico (0.4%)
Albuquerque Industrial Revenue, Ktech Corp. Project, 4.57%*, 11/1/22, LOC Wells Fargo Bank	1,800	1,800
New York (0.3%)
State Housing Finance Agency Revenue, 4.43%*, 5/15/31, FNMA	1,320	1,320
Texas (0.4%)
Splendora Higher Education Facilities Corp., Series B, 4.57%*, 12/1/26, LOC Wells Fargo Bank	1,695	1,695
Total Taxable Municipal Bonds (Amortized Cost $24,315)		24,315

U.S. Government Agencies (2.2%)
Federal Home Loan Bank (0.9%)
3.85%, 8/4/06, Callable 2/4/06 @ 100	4,105	4,097
Federal Home Loan Mortgage Corp. (0.4%)
2.20%, 7/28/06, MTN	2,000	1,983
Federal National Mortgage Assoc. (0.9%)
5.50%, 2/15/06	4,000	4,003
Total U.S. Government Agencies (Amortized Cost $10,083)		10,083

Total Investments (Amortized Cost $450,727) (a) – 99.9%		450,727
Other assets in excess of liabilities – 0.1%		612
NET ASSETS – 100.0%		$451,339

See notes to schedules of portfolio investments.

The Victory Portfolios

Focused Growth Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares or Principal Amount	Value
Commercial Paper (7.8%)
HSBC Finance Corp., 0.00%, 2/1/06	$151	$151
Total Commercial Paper (Cost $151)		151

Common Stocks (93.3%)
Advertising (4.3%)
Getty Images, Inc. (b)	1,000	82
Biotechnology (2.6%)
Amgen, Inc. (b)	700	51
Brokerage Services (4.9%)
Merrill Lynch & Co., Inc.	1,250	94
Chemicals-General (5.1%)
Monsanto Co.	1,175	99
Coal (4.1%)
Peabody Energy Corp.	800	80
Computers & Peripherals (7.4%)
Apple Computer, Inc. (b)	810	61
EMC Corp. (b)	6,000	81
		142
Cruise Lines (4.3%)
Carnival Corp.	1,600	83
Financial Services (5.0%)
Chicago Mercantile Exchange Holdings, Inc.	230	97
Health Care (4.6%)
WellPoint, Inc. (b)	1,140	88
Internet Business Services (7.1%)
eBay, Inc. (b)	1,820	79
Google, Inc., Class A (b)	135	58
		137
Medical Supplies (4.7%)
Zimmer Holdings, Inc. (b)	1,315	91
Oilfield Services & Equipment (6.0%)
National Oilwell Varco, Inc. (b)	1,520	116
Pharmaceuticals (18.8%)
Allergan, Inc.	415	48
American Pharmaceutical Partners, Inc. (b)	2,100	70
Celgene Corp. (b)	2,000	142
Teva Pharmaceutical Industries Ltd.	2,350	100
		360
Radio (3.4%)
XM Satellite Radio Holdings, Inc., Class A (b)	2,500	65

Real Estate Services (2.4%)
CB Richard Ellis Group, Inc., Class A (b)	750	47
Restaurants (2.6%)
Starbucks Corp. (b)	1,590	50
Semiconductors (2.0%)
Texas Instruments, Inc.	1,325	39
Software & Computer Services (4.0%)
Adobe Systems, Inc.	1,955	78
Total Common Stocks (Cost $1,448)		1,799

Total Investments (Cost $1,599) (a) - 101.1%		1,950
Liabilities in excess of other assets - (1.1)%		(21)
NET ASSETS - 100.0%		$1,929

See notes to schedules of portfolio investments.

The Victory Portfolios

Fund for Income

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares
	or
	Principal
	Amount	Value
Government National Mortgage Association (90.0%)
Multi-family (44.0%)
Collateralized Mortgage Obligations (28.3%)
Government National Mortgage Assoc.,
Series 1999-1, Class Z, 6.50%, 1/20/29	$8,144	$8,387
Government National Mortgage Assoc.,
Series 2002-53, Class AH, 8.00%,
1/16/17	3,873	3,971
Government National Mortgage Assoc.,
Series 2003-108, Class BH, 7.50%,
2/16/34	12,067	13,175
Government National Mortgage Assoc.,
Series 2003-22, Class AH, 8.00%,
6/16/21	6,821	7,117
Government National Mortgage Assoc.,
Series 2003-36, Class B, 7.50%,
2/16/31	16,548	17,640
Government National Mortgage Assoc.,
Series 2003-47, Class B, 8.00%,
10/16/27	9,838	10,593
Government National Mortgage Assoc.,
Series 2003-59, Class B, 7.50%,
7/16/18	12,135	12,610
Government National Mortgage Assoc.,
Series 2003-87, Class BH, 7.50%,
8/16/32	20,551	22,422
		95,915
Pass-throughs (15.7%)
6.50%, 3/20/34 - 4/20/34	15,150	15,700
7.13%, 6/15/38	6,092	6,843
7.48%, 2/15/41	1,537	1,646
7.71%, 8/15/43	1,804	1,996
7.75%, 9/15/29 - 11/15/38	5,142	5,419
7.88%, 7/15/21 - 7/15/27	4,685	4,879
7.92%, 7/15/23	731	780
7.95%, 4/15/25	427	455
8.00%, 7/15/24 - 8/15/31	4,199	4,501
8.13%, 7/15/38 - 6/15/41	5,348	5,611
8.25%, 4/15/27 - 10/15/31	4,329	4,537
8.60%, 5/15/27	562	600
		52,967
		148,882
Single Family (46.0%)
Collateralized Mortgage Obligations (1.4%)
Government National Mortgage Assoc.,
Series 1999-22, Class VB, 7.00%,
11/20/14	1,405	1,411
Government National Mortgage Assoc.,
Series 1997-2, Class E, 7.50%, 2/20/27	77	79

Government National Mortgage Assoc.,
Series 2000-9, Class PB, 7.50%,	3,245	3,274
6/16/26
Government National Mortgage Assoc.,
Series 1995-4, Class CQ, 8.00%,
6/20/25	18	19
		4,783
Pass-throughs (44.6%)
6.00%, 1/15/33 - 9/15/34	31,193	32,005
6.50%, 11/15/23 - 9/15/34	31,571	33,040
7.00%, 4/15/16 - 11/20/35	38,865	40,780
7.29%, 12/20/21 - 11/20/22	657	686
7.50%, 8/15/10 - 8/15/33	16,335	17,201
7.60%, 2/20/22	250	264
7.65%, 10/20/21 - 7/20/22	699	738
7.75%, 8/20/20 - 1/20/21	561	593
7.95%, 7/20/20	910	969
8.00%, 10/15/06 - 3/15/32	5,892	6,306
8.15%, 3/15/19 - 4/15/20	176	190
8.25%, 4/20/20 - 1/15/30	387	417
8.50%, 3/15/15 - 8/15/29	2,908	3,140
8.75%, 3/20/17	52	56
8.85%, 5/15/18 - 12/15/18	1,463	1,581
9.00%, 9/15/06 - 6/20/30	11,673	12,641
9.50%, 12/15/09 - 6/15/21	237	258
10.00%, 5/15/12 - 6/15/21	152	166
		151,031
		155,814
Total Government National Mortgage Association (Cost $311,307)		304,696

U.S. Treasury Obligations (9.0%)
U.S. Treasury Bills (1.2%)
3.84%, 3/16/06	4,135	4,116
U.S. Treasury Bonds (7.8%)
10.38%, 11/15/12	6,200	6,812
11.25%, 2/15/15	13,155	19,610
		26,422
Total U.S. Treasury Obligations (Cost $30,464)		30,538

Investment Companies (0.3%)
Federated U.S. Treasury Cash Reserve	919,291	919
Fund
Total Investment Companies (Cost $919)		919

Total Investments (Cost $342,690) (a) - 99.3%		336,153
Other assets in excess of liabilities - 0.7%		2,294
NET ASSETS - 100.0%		$338,447

See notes to schedules of portfolio investments.

The Victory Portfolios

Gradison Government Reserves Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

(Amounts in thousands)

	Principal Amount	Value

U.S. Government Agencies (100.0%)
Federal Farm Credit Bank (8.1%)

4.26%*, 8/9/06	$100,000	$99,984
4.54%*, 8/9/06	25,000	24,999
		124,983

Federal Home Loan Bank (91.9%)
4.27%, 2/1/06	191,765	191,765
4.21%, 2/2/06	9,214	9,213
4.21%, 2/3/06	28,910	28,903
4.27%, 2/6/06	76,145	76,100
3.19%, 2/7/06	50,000	49,996
4.29%, 2/10/06	248,049	247,783
4.36%, 2/22/06	150,000	149,619
2.50%, 3/13/06	52,110	52,068
4.00%*, 4/18/06	25,000	24,998
4.47%, 4/28/06	50,000	49,466
4.20%*, 5/10/06	81,000	80,988
2.88%, 5/22/06	10,315	10,264
4.29%*, 6/1/06	100,000	99,987
4.36%*, 6/13/06	40,000	39,994
4.50%*, 7/21/06	50,000	49,998
4.02%, 8/1/06	15,000	15,000
4.13%*, 8/1/06, Callable 2/1/06 @ 100	35,000	35,000
4.15%*, 8/2/06	50,000	49,997
4.40%*, 8/21/06	52,000	52,000
4.13%, 9/1/06	10,400	10,400
4.31%, 10/6/06, Callable 4/6/06 @ 100	15,000	15,000
3.00%, 10/19/06, Callable 4/19/06 @ 100	9,365	9,256
4.15%*, 10/27/06, Callable 4/27/06 @ 100	5,000	4,993
4.35%, 10/30/06, Callable 4/3/06 @ 100	15,000	15,000
4.20%*, 11/3/06, Callable 2/3/06 @ 100	8,100	8,094
4.50%, 11/3/06, Callable 4/13/06 @ 100	20,000	19,994
3.50%, 1/18/07, Callable 4/18/06 @ 100	5,000	4,944
3.50%, 1/18/07	10,000	9,888
		1,410,708
Total U.S. Government Agencies (Amortized Cost $1,535,691)		1,535,691

Total Investments (Amortized Cost $1,535,691) (a) - 100.0%		1,535,691
Other assets in excess of liabilities - 0.0%		656
NET ASSETS - 100.0%		$1,536,347

See notes to schedules of portfolio investments.

The Victory Portfolios

Institutional Money Market Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

(Amounts in thousands)

	Principal
	Amount	Value
Certificates of Deposit (18.6%)
Bank of New York, 4.41%, 10/5/06	$17,000	$17,001
Barclays Bank NY PLC, 4.25%, 2/7/06	50,000	50,000
BNP Paribas, 4.33%*, 2/9/06	27,000	27,000
BNP Paribas, 4.16%, 3/31/06	3,500	3,498
BNP Paribas, 4.10%, 5/24/06	20,000	20,000
Comerica Bank, 4.59%*, 1/22/07	21,000	20,996
Credit Suisse First Boston NY, 4.35%, 2/6/06	25,000	25,000
HBOS Treasury Services NY, 3.25%, 2/8/06	15,000	15,000
HBOS Treasury Services NY, 4.28%, 9/29/06	14,000	14,001
Rabobank Nederland NV NY, 3.74%, 4/18/06	5,000	4,990
Royal Bank of Scotland NY, 4.39%, 3/15/06	18,000	17,999
Royal Bank of Scotland NY, 4.75%, 12/8/06	18,000	18,001
Toronto Dominion Bank, 3.62%, 6/12/06	16,000	16,000
Toronto Dominion Bank, 4.01%, 8/15/06	14,000	14,001
Total Certificates of Deposit (Amortized Cost $263,487)		263,487

Collateralized Mortgage Obligations (0.9%)
Federal Home Loan Mortgage Corp., Multifamily Certificates, Series M006, Class A, 4.54%*, 10/15/45	12,971	12,971
Total Collateralized Mortgage Obligations (Amortized Cost $12,971)		12,971

Commercial Paper (32.2%)
Amstel Funding Corp., 4.35%, 2/14/06 (d)	60,000	59,907
Apreco LLC, 4.35%, 2/6/06 (d)	25,000	24,985
Apreco LLC, 4.40%, 3/15/06 (d)	25,000	24,872
CAFCO LLC, 4.27%, 2/6/06 (d)	30,000	29,982
Chesham Finance LLC, 4.51%, 2/1/06 (d)	65,000	65,000
Cheyne Finance LLC, 4.51%, 3/24/06 (d)	30,000	29,808
Edison Asset Securitization LLC, 4.33%, 2/15/06 (d)	27,000	26,955
Harrier Finance Funding US LLC, 3.95%, 2/28/06 (d)	12,000	11,964
HSBC Finance Corp., 4.50%, 2/1/06	30,000	30,000
Mont Blanc Capital Corp., 4.30%, 2/2/06 (d)	15,198	15,196
Network Railroad, 4.16%, 2/6/06 (d)	24,760	24,746
Old Line Funding Corp., 4.30%, 2/1/06 (d)	34,158	34,158

Old Line Funding Corp., 4.34%, 2/9/06 (d)	37,428	37,392
Societe Generale North America, 4.29%, 2/1/06	30,000	30,000
Stanfield Victoria Funding, 4.44%*, 8/11/06 (d)	10,000	9,997
Total Commercial Paper (Amortized Cost $454,962)		454,962

Corporate Bonds (31.7%)
Agra Enterprises LLC, 4.54%*, 9/1/34	3,250	3,250
American Honda Finance, 4.29%*, 1/16/07, MTN	17,000	17,026
Anomatic Corp., Series 2002, 4.55%*, 7/1/10, LOC Fifth Third Bank	5,280	5,280
Atlas Capital Funding Corp., 4.37%*, 8/4/06, MTN (d)	54,000	53,991
Carriage Inn/Bowerston, 4.54%*, 12/1/24	7,800	7,800
Caterpillar Financial Services Corp., 2.35%, 9/15/06, MTN	7,000	6,917
CIT Group, Inc., 4.34%*, 5/12/06, MTN	27,000	26,999

CIT Group, Inc., 4.72%*, 6/19/06, MTN	10,000	10,008

CIT Group, Inc., 4.56%*, 8/31/06, MTN	6,900	6,906

Citigroup, Inc., 5.75%, 5/10/06	7,015	7,052
Coweta Summit Associates, 4.47%*, 7/1/28	6,000	6,000
D&H Enterprises of Ohio, Series 2005, 4.55%*, 12/1/30, LOC National City Bank	7,040	7,040
DAPSCO, Inc., 4.54%*, 2/1/15	3,775	3,775
Ellison Surface Technologies, Inc., Series 3A, 4.54%*, 8/1/23, LOC US Bank N.A.	3,095	3,095
Ellison Surface Technologies, Inc., Series 3B, 4.54%*, 8/1/23, LOC US Bank N.A.	3,030	3,030
Gardner Publications, Inc., Series 2000, 4.54%*, 10/1/10, LOC Fifth Third Bank	4,500	4,500
General Dynamics Corp., 2.13%, 5/15/06	11,018	10,939
Grasshopper Investments, 4.54%*, 9/1/24, LOC US Bank N.A. (d)	5,380	5,380
Harrier Finance Funding US LLC, 4.44%*, 2/15/06 (d)	8,000	8,000
Heart Property, 4.55%*, 7/1/26, LOC National City Bank	3,850	3,850
HPC Capital LLC, 4.54%*, 2/1/45, LOC Johnson Bank N.A.	9,000	9,000
HSBC Finance Corp., 4.69%*, 10/27/06, MTN	30,000	30,015
International Lease Finance Corp., 2.95%, 5/23/06	10,080	10,050
Jackson Tube Service, Inc., Series 2000, 4.54%*, 7/1/10, LOC Fifth Third Bank	2,900	2,900
Jemmak Funding Group LLC, 4.54%*, 10/1/24, LOC Fifth Third Bank	1,445	1,445

KDM Signs, Inc., 4.54%*, 12/1/46, LOC Fifth Third Bank	4,000	4,000
Louisiana Land & Water, 4.60%*, 6/1/27, LOC Regions Bank	4,460	4,460
Luken-Woodlawn LLC, 4.54%*, 2/1/18	2,920	2,920
Merrill Lynch & Co., 4.76%*, 3/7/06, MTN	25,000	25,004
Morgan Stanley, 4.58%*, 5/25/06	50,000	50,000
RW Sidley, Inc., Series 2005, 4.54%*, 12/1/25, LOC Fifth Third Bank	5,000	5,000
Scott Street Land Co., Series 2000, 4.54%*, 1/3/22	6,495	6,495
SeaRiver Maritime, Inc., 4.38%*, 10/1/11	21,500	21,500
South Elgin Leasing, Inc., 4.58%*, 7/1/33, LOC First American Bank	9,600	9,600
Sprenger Enterprises, 4.88%*, 10/1/35, LOC JP Morgan Securities	7,000	7,000
Stanfield Victoria LLC, 4.44%*, 2/15/06, MTN (d)	10,000	10,000
Stanfield Victoria LLC, 4.36%*, 6/6/06, MTN (d)	25,000	24,998
Stanfield Victoria LLC, 4.35%*, 7/31/06, MTN (d)	20,000	19,998
YMCA of Greater Cleveland, Series 2000, 4.54%*, 4/1/25	3,225	3,225
Total Corporate Bonds (Amortized Cost $448,448)		448,448

Repurchase Agreements (7.4%)
Bear Stearns & Co., 4.46%, 2/1/06
(Date of Agreement 1/31/06, proceeds at maturity $50,006 collateralized by $51,003 various U.S. Government securities 5.00%-6.00%, 10/1/35-1/1/36, market value $50,774	50,000	50,000

UBS Warburg LLC, 4.46%, 2/1/06
(Date of Agreement 1/31/06, proceeds at maturity $55,507 collateralized by $56,614 U.S. Government security 4.75%, 11/17/15, market value $55,874	55,500	55,500
Total Repurchase Agreements (Amortized Cost $105,500)		105,500

Taxable Municipal Bonds (2.5%)
Georgia (1.3%)
Municipal Gas Authority, Gas Revenue, Series A, 4.57%*, 2/1/15, LOC Wachovia Bank N.A., Bayerische Landesbank, Bank One Kentucky N.A.	10,560	10,560
Savannah College of Art & Design, Series 2004, 4.54%*, 4/1/24, LOC Bank of America N.A.	6,500	6,500
		17,060
Iowa (0.2%)
Woodbury County, Healthcare Revenue, 4.57%*, 12/1/14, LOC Wells Fargo Bank	3,400	3,400

Michigan (0.4%)
Waterford Township Economic Development Corp. Revenue, 4.55%*, 11/1/24, LOC Comerica Bank	5,780	5,780
Virginia (0.5%)
Norfolk Packaging Systems Revenue, Series A, 4.47%*, 2/1/35, LOC Bank of America N.A.	6,695	6,695
Washington (0.1%)
State Housing Finance Commission, Multifamily Revenue, 4.54%*, 1/1/12, LOC US Bank N.A.	1,910	1,910
Total Taxable Municipal Bonds (Amortized Cost $34,845)		34,845

Time Deposit (4.2%)
Suntrust, Grand Cayman, 4.44%, 2/1/06	60,000	60,000
Total Time Deposit (Amortized Cost $60,000)		60,000

U.S. Government Agencies (2.5%)
Federal Home Loan Bank (1.6%)
4.75%, 5/15/06	10,000	10,004
5.38%, 5/15/06	10,000	10,021
3.04%, 11/24/06, Callable 2/24/06 @ 100	3,000	2,960
		22,985
Federal National Mortgage Assoc. (0.7%)
5.50%, 2/15/06	10,153	10,160
2.90%, 9/22/06, Callable 3/22/06 @ 100	3,000	2,966
Total U.S. Government Agencies (Amortized Cost $36,111)		36,111

Total Investments (Amortized Cost $1,416,324) (a) - 100.0%		1,416,324
Other assets in excess of liabilities - 0.0%		408
NET ASSETS - 100.0%		$1,416,732

See notes to schedules of portfolio investments.

The Victory Portfolios

National Municipal Bond Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares or Principal Amount	Value

Municipal Bonds (96.2%)
Alabama (1.1%)

Sheffield, Electric Revenue, 5.00%,	$680	$720
7/1/20, Callable 1/1/13 @ 100,
AMBAC

Alaska (1.5%)

North Slope Boro, Series A, 0.00%,	1,000	986
6/30/06, MBIA

Arizona (7.4%)

Maricopa County School District	500	516
Number 41, Gilbert, GO, 4.25%, 7/1/10,
FSA
Maricopa County School District	1,500	1,593
Number 68, Alahambra, GO, 5.00%,
7/1/10, FSA
Maricopa County School District	1,275	1,258
Number 98, Fountain Hills Unified
Capital Appreciation, GO, 0.00%, 7/1/06,
FGIC
Maricopa County School District	1,000	1,063
Number 98, Fountain Hills University,
GO, 5.00%, 7/1/10, FSA
Maricopa County Unified School District	500	543
Number 89, Dysart School
Improvements, Series B, GO, 5.00%,
7/1/23, Callable 7/1/14 @ 100, FSA
		4,973

California (8.2%)

Cabrillo Community College District,	4,575	5,008
GO, 5.25%, 8/1/17, Callable 8/1/14 @
100, MBIA
San Marcos Public Facilities Authority	500	485
Revenue, Tax Increment Pass-Thru, Series
A, 4.50%, 10/1/36, Callable 10/1/16 @
100, AMBAC (g)
		5,493

Connecticut (1.9%)

State, Series A, GO, 5.63%, 5/15/13,	1,250	1,271
Prefunded 5/15/06 @ 101

Florida (5.6%)

Brevard County Health Care Facilities	2,000	2,002
Revenue, Health First Project, 5.00%,
4/1/34, Callable 4/1/16 @ 100
JEA St. Johns River Power Park	1,750	1,785
Systems Revenue, Issue 2, Series 21,
4.00%, 10/1/10
		3,787

Illinois (2.3%)

Rockford School District Number 205,	450	483
GO, 5.00%, 2/1/13, FGIC
State Educational Facilities Authority	1,000	1,038
Revenue, Robert Morris College, 5.80%,
6/1/30, Callable 12/1/07 @ 100, MBIA
		1,521

Indiana (9.6%)

Dekalb Eastern High School Building	310	315
Corp., Revenue, 4.00%, 1/15/10, FSA
Delta-Eaton School Building Corp.,	605	615
Revenue, 4.00%, 1/15/10, MBIA
Health & Educational Facility Financing	2,000	1,987
Authority Hospital Revenue, Clarian
Health Obligations, Series A, 5.00%,
2/15/39, Callable 2/15/06 @ 100
Indianapolis Local Public Improvements	250	254
Revenue, Series E, 4.00%, 1/1/11,
AMBAC
Northern Wells Community School	285	297
Building Corp., Revenue, 4.60%,
1/15/11, FGIC
State Educational Facilities Authority	525	529
Revenue, University of Indianapolis,
5.00%, 10/1/34
University of Southern Indiana Revenue,	2,370	2,520
Student Fee, Series I, 5.00%, 10/1/10,
AMBAC
		6,517

Kansas (4.0%)

State Development Finance Authority	1,175	1,227
Revenue, Athletic Facilities, University of
Kansas, 5.00%, 6/1/20, Callable 6/1/14
@ 100
State Development Finance Authority	410	407
Revenue, Athletic Facilities, University of
Kansas, 4.50%, 6/1/22, Callable 6/1/14
@ 100
State Development Finance Authority	1,000	1,038
Revenue, Health Facilities, Hayes Medical
Center, Inc., Series L, 5.00%, 11/15/20,
Callable 11/15/15 @ 100
		2,672

Maine (3.2%)

University of Maine Systems Revenue,	545	548
4.63%, 3/1/29, Callable 3/1/15 @ 100,
FGIC
Westbrook, GO, 5.75%, 10/1/19,	715	784
Callable 10/1/10 @ 101, AMBAC
Westbrook, GO, 5.75%, 10/1/20,	730	801
Callable 10/1/10 @ 101, AMBAC
		2,133

Maryland (1.4%)

Montgomery County, Consolidated	950	953
Public Improvements, Series A, GO,
5.10%, 4/1/06

Massachusetts (4.3%)
Pittsfield, GO, 5.50%, 4/15/15, Callable	2,655	2,925
4/15/12 @ 101, MBIA

Michigan (4.9%)

Municipal Bond Authority, Revenue,	240	243
6.80%, 11/1/07, Callable 11/1/06 @
100
State Hospital Financial Authority	500	508
Revenue, Mclaren Health Care, Series C,
5.00%, 8/1/35
Wayne County Community College,	2,500	2,518
GO, 5.00%, 7/1/06, FGIC
		3,269

Minnesota (11.8%)

Chaska Electric Revenue, Generating	1,000	1,070
Facilities, Series A, 5.25%, 10/1/20,
Callable 10/1/15 @ 100 (h)
Chaska Electric Revenue, Generating	500	510
Facilities, Series A, 5.00%, 10/1/30,
Callable 10/1/15 @ 100
Maple Grove Health Care Facilities	1,800	1,844
Revenue, North Memorial Health Care,
5.00%, 9/1/29, Callable 9/1/15 @ 100
Moorhead Educational Facilities	1,300	1,345
Revenue, Concordia College Corporate
Project, Series A, 5.00%, 12/15/25,
Callable 12/15/15 @ 100
State Higher Educational Facilities	1,000	1,052
Authority Revenue, St. John University,
Series 6-G, 5.00%, 10/1/22
State Higher Educational Facilities	1,060	1,139
Authority Revenue, University of St.
Thomas, Series 5-Y, 5.25%, 10/1/19
State Higher Educational Facilities	1,000	1,035
Authority Revenue, University of St.
Thomas, Series 5-Y, 5.00%, 10/1/24
		7,995

Missouri (3.6%)

Kearney Public Improvements, GO,	1,000	1,085
5.50%, 3/1/16, AMBAC
St. Louis Municipal Finance Corp.,	250	262
Series A, Lease Revenue, 5.00%, 2/15/18,
Callable 2/15/12 @ 100, FGIC
State Health & Educational Facilities	1,000	1,046
Authority Revenue, BJC Health Systems,
Series A, 5.00%, 5/15/21, Callable
5/15/15 @ 100
		2,393

New Mexico (1.5%)

Sandoval County, Incentive Payment	1,000	992
Revenue, 4.38%, 6/1/20, Callable 6/1/15
@ 100

New York (1.5%)

State Dormitory Authority, University of	1,000	1,043
Rochester, Series A, 5.00%, 7/1/23,
Callable 7/1/08 @ 101, MBIA

North Carolina (1.2%)

East Carolina University, Series A,	750	803
Revenue, 5.25%, 11/1/21, AMBAC

North Dakota (1.9%)

Grand Forks County Building	1,250	1,290
Authority Lease Revenue, 5.00%,
12/1/25

Ohio (5.0%)

Hamilton County Sewer System	450	495
Improvements, Metropolitan Sewer
District, Series A, 5.75%, 12/1/25,
Callable 6/1/10 @ 101, MBIA
Harrison, GO, 5.45%, 12/1/10, FGIC	150	163
Harrison, GO, 5.90%, 12/1/18, Callable	250	277
12/1/10 @ 100, FGIC
McDonald School District, GO, 6.00%,	1,000	1,127
12/1/22, Callable 12/1/10 @ 100,
AMBAC
State Higher Educational Facilities	250	251
Revenue, College of Wooster Project,
4.00%, 9/1/06
State Highway Capital Improvements,	1,000	1,083
Series F, GO, 5.25%, 5/1/11
		3,396

Pennsylvania (7.1%)

Erie School District, GO, 5.80%,	250	274
9/1/29, Callable 9/1/10 @ 100,
AMBAC
Montgomery County Higher Education	1,000	1,062
& Health Authority Revenue Health
Systems, Catholic Health East, Series C,
5.50%, 11/15/24, Callable 11/15/14 @
100
Mountaintop Area Joint Sanitation	250	274
Authority, 5.65%, 12/15/30, Callable
12/15/10 @ 100, MBIA
Saint Mary Hospital Authority Health	100	107
Systems Revenue, Catholic Health East,
Series B, 5.50%, 11/15/24, Callable
11/15/14 @ 100
Saint Mary Hospital Authority Health	1,000	1,044
Systems Revenue, Catholic Health East,
Series B, 5.38%, 11/15/34, Callable
11/15/14 @ 100
State Higher Educational Facilities	1,000	1,003
Authority Revenue, University of
Pennsylvania Health Systems, Series A,
4.00%, 8/15/06
State Higher Educational Facilities	1,000	1,021
Authority Revenue, University of
Pennsylvania Health Systems, Series A,
5.00%, 8/15/07
		4,785

South Carolina (0.8%)

University of South Carolina, Series A,	500	545
5.75%, 6/1/30, Callable 6/1/20 @ 100,
FGIC

Texas (4.6%)

Garland Water & Sewer Revenue,	1,000	1,066
5.25%, 3/1/25, Callable 3/1/14 @ 100,
AMBAC
Houston Independent School District,	2,000	2,000
GO, 4.00%, 2/15/06
		3,066

Washington (1.8%)

Whitman County School District	1,115	1,225
Number 267, Pullman, GO, 5.63%,
12/1/17, Callable 6/1/12 @ 100, FSA

Total Municipal Bonds (Cost $62,945)		64,753

Investment Companies (3.3%)
Blackrock Liquidity Funds MuniFund	832,089	832
Merrill Lynch Institutional Tax Exempt	1,411,291	1,411
Fund

Total Investment Companies (Cost $2,243)		2,243

Total Investments (Cost $65,188) (a)-99.5%		66,996
Other assets in excess of liabilities-0.5%		315
NET ASSETS-100.0%		$67,311

See notes to schedules of portfolio investments.

The Victory Portfolios

Ohio Municipal Bond Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares or Principal Amount	Value
Municipal Bonds (96.2%)
General Obligations (57.5%)
Business & Public Services (0.2%)
Mount Vernon Knox County Public Library District, 5.15%, 12/1/09	220	$234
County, City & Special District (8.4%)
Butler County, 5.60%, 12/1/09, Callable 12/1/06 @ 101, AMBAC	180	185
Cleveland, 5.75%, 8/1/12, MBIA	875	980
Columbus, 5.25%, 1/1/11	1,000	1,080
Columbus, Series B, 2.75%, 6/15/10	120	115
Erie County, 5.50%, 10/1/20, Callable 10/1/10 @ 100, FGIC	250	269
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	826
Summit County, Series R, 5.50%, 12/1/13, FGIC	250	279
Summit County, Series R, 5.50%, 12/1/16, FGIC	535	607
Summit County, Series R, 5.50%, 12/1/17, FGIC	930	1,061
Summit County, Series R, 5.50%, 12/1/18, FGIC	1,095	1,256
Vandalia, 5.25%, 12/1/18, Callable 12/1/14 @ 100, AMBAC	2,325	2,545
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC	1,305	1,426
Warren County Special Assesment, 6.55%, 12/1/14	725	823
		11,452
Education (38.1%)
Allen East Local School District, 5.38%, 12/1/25, Callable 12/1/14 @ 100, AMBAC	1,900	2,099
Anthony Wayne Local School District, 5.75%, 12/1/30, Callable 12/1/10 @ 101, FSA	2,215	2,451
Barnesville Village School District, District Credit Program, 5.75%, 12/1/22, Callable 12/1/10 @ 101	500	548
Brecksville-Broadview Heights City School District, 6.50%, 12/1/16, Callable 12/1/06 @ 102, FGIC	1,000	1,046
Brunswick City School District Improvements, 6.00%, 12/1/26, Callable 12/1/09 @ 101, FGIC	500	550
Chillicothe City School District, 5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC	1,145	1,233

Chillicothe City School District, 5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,332
Chillicothe City School District, 5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,722
Chillicothe City School District, 5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	908
Cleveland Municipal School District, 5.25%, 12/1/24, Callable 6/1/14 @ 100, FSA	1,295	1,391
East Holmes Local School District, 6.13%, 12/1/20, Callable 12/1/10 @ 102, FGIC	500	567
Fairfield City School District, 7.45%, 12/1/14, FGIC	1,000	1,219
Fairview Park City School District, School Improvement, 5.00%, 12/1/29, Callable 6/1/15 @ 100, MBIA	1,125	1,177
Field Local School District, 5.00%, 12/1/24, Callable 6/1/15 @ 100, AMBAC	1,290	1,364
Hamilton City School District Improvements, Series A, 5.38%, 12/1/16, Callable 12/1/11 @ 100, FGIC	1,200	1,313
Hamilton City School District Improvements, Series A, 6.15%, 12/1/16, State Aid Withholding	600	710
Jackson Local School District, 5.63%, 12/1/25, Callable 12/1/10 @ 100, FSA	1,500	1,639
Lake Local School District, Stark County, School Improvement, 5.00%, 12/1/25, Callable 6/1/15 @ 100, FSA	1,730	1,824
Lake Local School District, Wood County, 4.60%, 12/1/11, MBIA	450	474
Lake Local School District, Wood County, 5.30%, 12/1/21, Callable 12/1/11 @ 101, MBIA	1,575	1,702
Lakota Local School District, 4.00%, 12/1/06, FGIC	1,000	1,006
Lima City School District, 5.20%, 12/1/06, AMBAC	255	259
Lima City School District, 5.00%, 12/1/07, AMBAC	405	417
Lima City School District, 5.00%, 12/1/08, AMBAC	400	418
Lima City School District, 6.00%, 12/1/22, Callable 12/1/10 @ 102, AMBAC	2,000	2,255
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,258
Marion Local School District, 5.75%, 12/1/22, Callable 12/1/10 @ 101, MBIA	230	253
Marysville Exempt Village School District, 5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA	605	654

Marysville Exempt Village School District, 6.00%, 12/1/24, Callable 12/1/10 @ 101, AMBAC	725	810
Minerva Local School District, Classroom Facilities, 5.13%, 12/1/20, Callable 12/1/12 @ 100, MBIA	2,700	2,899
Newcomerstown Exempt Village School Facilities, 6.25%, 12/1/23, Callable 12/1/10 @ 102, MBIA	900	1,025
Nordonia Hills City School District, 5.38%, 12/1/20, Callable 12/1/10 @ 101, AMBAC	1,500	1,621
Nordonia Hills City School District, 5.45%, 12/1/25, Callable 12/1/10 @ 101, AMBAC	1,500	1,613
Seneca East Local School District, Captial Appreciation, Classroom Facilities, 0.00%, 12/1/19, FSA	445	243
Seneca East Local School District, Captial Appreciation, Classroom Facilities, 0.00%, 12/1/20, FSA	445	231
Sidney City School District, 4.70%, 12/1/11, FGIC	200	212
Springboro Community City School District, 5.00%, 12/1/23, Callable 6/1/14 @ 100, MBIA	2,065	2,177
Springfield City School District, 4.50%, 12/1/11, FGIC	500	524
Springfield City School District, 5.00%, 12/1/17, Callable 12/1/11 @ 102, FGIC	500	533
State Higher Education, Capital Facility, Series A, 5.25%, 2/1/09	230	242
State Higher Education, Series B, 4.25%, 11/1/11	550	569
Worthington City School District, 5.90%, 12/1/08, FGIC	1,945	2,078
Worthington City School District, 6.00%, 12/1/10, FGIC	2,175	2,415
Worthington City School District, 6.00%, 12/1/11, FGIC	2,255	2,537
		51,518
Public Facilities (Convention, Sport, Public Buildings) (1.0%)
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100	625	686
Lorain County Justice Center, 4.20%, 12/1/11, FGIC	385	397
Lorain County Justice Center, 4.25%, 12/1/12, FGIC	250	258
		1,341
Public Improvements (7.5%)
Akron, 5.50%, 12/1/21, Callable 12/1/10 @ 101	510	559
Cincinnati, 5.00%, 12/1/09	2,455	2,594
Columbus, Series 1, 5.50%, 11/15/10	1,000	1,091
Monroe, 5.00%, 12/1/24, Callable 12/1/13 @ 100, FSA	1,090	1,147

State Infrastructure Improvement, Series A, 4.50%, 9/1/06	3,625	3,652
State Reference & Improvement, Infrastructure, Series A, 5.00%, 8/1/06	1,135	1,145
		10,188
Transportation (1.2%)
State Highway Capital Improvements, Series F, 5.25%, 5/1/10	500	536
Toledo, Street Improvements, 5.00%, 12/1/16, Callable 12/1/11 @ 100, MBIA	1,050	1,119
		1,655
Utilities (Sewers, Telephone, Electric) (1.1%)
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	335	406
Canton, Waterworks System, 5.75%, 12/1/10, Callable 12/1/06 @ 101, AMBAC	500	511
Huron County, Landfill Issue II, 5.40%, 12/1/07, MBIA	285	296
Huron County, Landfill Issue II, 5.60%, 12/1/09, Callable 12/1/07 @ 102, MBIA	320	338
		1,551
		77,939
Revenue Bonds (38.7%)
Education (9.4%)
Bowling Green State University General Receipts, 4.80%, 6/1/10, FGIC	1,000	1,054
Cincinnati Technical College, 5.00%, 10/1/10, AMBAC	500	533
Cincinnati Technical College, 5.00%, 10/1/12, AMBAC	650	700
Cleveland State University General Receipts, 5.25%, 6/1/24, Callable 6/1/14 @ 100, FGIC	1,000	1,085
Ohio State University General Receipts, Series A, 5.75%, 12/1/24, Callable 12/1/09 @ 101	1,250	1,364
State Higher Educational Facility Commission Revenue, John Carroll University Project, 5.00%, 11/15/12	400	428
State Higher Educational Facility Commission Revenue, John Carroll University Project, 5.00%, 11/15/13	250	268
State Higher Educational Facility Commission Revenue, John Carroll University Project, 5.50%, 11/15/17, Callable 11/15/13 @ 100	420	459
State Higher Educational Facility Commission Revenue, John Carroll University Project, 5.50%, 11/15/18, Callable 11/15/13 @ 100	335	366
State Higher Educational Facility Commission Revenue, Xavier University Project, 6.00%, 5/15/08, Callable 5/15/07 @ 102, MBIA	500	526
State Higher Educational Facility Revenue, College of Wooster Project, 4.00%, 9/1/08	350	355

State Higher Educational Facility Revenue, College of Wooster Project, 4.00%, 9/1/11	300	303
State Higher Educational Facility Revenue, College of Wooster Project, 4.00%, 9/1/12	300	301
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	635
State Special Obligation, Elementary & Secondary Education Facilities, Series A, 5.00%, 6/1/07, AMBAC	1,100	1,125
State Special Obligation, Elementary & Secondary Education Facilities, Series B, 5.00%, 12/1/06, FSA	1,550	1,573
University Akron General Receipts, 4.25%, 1/1/20, Callable 1/1/16 @ 100, AMBAC	760	761
Wright State University General Receipts, 5.00%, 5/1/21, Callable 5/1/14 @ 100, MBIA	1,000	1,060
		12,896
Hospitals, Nursing Homes & Health Care (9.2%)
Franklin County Hospital Revenue, The Childrens Hospital Project, Series C, 5.00%, 5/1/15, FGIC	1,585	1,709
Franklin County Hospital Revenue, The Childrens Hospital Project, Series C, 5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,433
Franklin County Hospital Revenue, The Childrens Hospital Project, Series C, 5.00%, 5/1/17, Callable 5/1/15 @ 100, FGIC	1,505	1,611
Franklin County Hospital Revenue, The Childrens Hospital Project, Series C, 4.63%, 5/1/35, Callable 5/1/15 @ 100, FGIC	3,050	3,004
Lucas County Hospital Revenue, 5.75%, 11/15/14, Prerefunded 11/15/06 @ 102, MBIA	1,785	1,854
Summit County Healthcare Facilities Revenue, Village at St. Edward Project, 3.75%, 12/1/25	3,000	2,964
		12,575
Housing (0.7%)
Capital Corp. for Housing Management, Kent Gardens, Series II, 6.35%, 7/1/15, Callable 1/1/07 @ 100, MBIA FHA	890	891
Public Facilities (Convention, Sport, Public Buildings) (1.6%)
State Building Authority, Adult Correction Facilities, Series A, 5.50%, 10/1/10, FSA	1,000	1,084
State Building Authority, James A. Rhodes State Office, Series A, 5.00%, 6/1/08	1,000	1,037
		2,121

Public Improvements (1.5%)
Franklin County Development, American Chemical Society Project, 5.00%, 10/1/06	1,350	1,364
Twinsburg, 5.50%, 12/1/15, Callable 12/1/11 @ 100, FGIC	600	655
		2,019
Transportation (6.5%)
State Infrastructure Revenue, 5.00%, 12/15/07	1,175	1,211
State Revenue, Major New State Infrastructure, 5.00%, 6/15/06	6,000	6,039
State Turnpike Commission Revenue, Series A, 5.70%, 2/15/17, Prerefunded 2/15/06 @ 102, MBIA	1,500	1,531
		8,781
Utilities (Sewers, Telephone, Electric) (4.6%) Akron Sewer System Revenue, 4.95%, 12/1/10, AMBAC	300	318
Akron Sewer System Revenue, 4.00%, 12/1/12, AMBAC	825	837
Columbus Sewer Revenue, 5.00%, 6/1/06	1,875	1,885
Cuyahoga County Utility System, Medical Center Co. Project, Series B, 5.85%, 8/15/10, Callable 4/10/06 @ 102, MBIA, AMT	1,500	1,533
Hamilton County Sewer System Revenue Improvement, Metropolitan Sewer District, Series B, 4.50%, 12/1/27, MBIA	1,650	1,647
		6,220
Utilities-Water (5.2%)
Akron Waterworks Revenue, 5.63%, 12/1/20, Callable 6/1/10 @ 100, AMBAC	1,250	1,346
Avon Lake Water System Revenue, Series A, 5.50%, 10/1/17, Callable 10/1/10 @ 100, AMBAC	420	455
Avon Lake Water System Revenue, Series A, 5.50%, 10/1/18, Callable 10/1/10 @ 100, AMBAC	445	483
Clermont County Waterworks Revenue, Clermont County Sewer District, 4.25%, 8/1/12, AMBAC	1,750	1,808
Greene County Water System Revenue, Governmental Enterprise, 5.00%, 12/1/21, Callable 12/1/14 @ 100, FSA	1,000	1,062
Warren County Waterworks Revenue, Warren County Water District, 5.00%, 12/1/16, Callable 12/1/12 @ 101, FSA	645	691
Warren County Waterworks Revenue, Warren County Water District, 5.00%, 12/1/17, Callable 12/1/12 @ 101, FSA	430	459
Warren County Waterworks Revenue, Warren County Water District, 5.00%, 12/1/18, Callable 12/1/12 @ 101, FSA	710	756
		7,060
		52,563
Total Municipal Bonds (Cost $125,394)		130,502

Investment Companies (2.2%)
Blackrock Ohio Money Market	2,224	2,224
Touchstone Ohio Money Market	798	798
Total Investment Companies (Cost $3,022)		3,022
Total Investments (Cost $128,416) (a) - 98.4%		133,524
Other assets in excess of liabilities - 1.6%		2,143
NET ASSETS - 100.0%		$135,667

See notes to schedules of portfolio investments and notes to financial statements.

The Victory Portfolios

Ohio Municipal Money Market Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Principal Amount	Value

Municipal Bonds (99.8%)
Alaska (0.2%)
North Slope Boro Exempt Industrial Facility Revenue, BP Exploration Project, 3.16%*, 7/1/25, AMT	$1,100	$1,100
Ohio (99.3%)
Archbold, GO, BAN, 3.50%, 8/10/06	1,790	1,795
Ashland Water Systems Improvement Notes, GO, 4.00%, 10/19/06	2,450	2,463
Athens County, Port Authority Housing Revenue, Housing for Ohio Income Project, 3.07%*, 6/1/32, LOC Wachovia Bank N.A.	15,530	15,530
Barberton Waterworks Systems
Improvement Notes, GO, Series C,
3.50%, 4/11/06	2,785	2,786
Belmont County, GO, BAN, 4.00%,
3/15/06	2,110	2,112
Blue Ash, GO, BAN, 3.75%, 11/14/06	1,500	1,500
Bowling Green, IDR, Lamson &
Sessions Project, 3.09%*, 8/1/09, LOC
Harris Trust & Savings Bank AMT	800	800
Butler County Airport, GO, BAN,
4.00%, 6/8/06, AMT	1,000	1,003
Butler County Revenue, Lakota Family
YMCA, 3.05%*, 5/1/27, LOC PNC Bank
N.A.	2,200	2,200
Butler County, GO, BAN, Series C,
4.00%, 9/21/06	3,500	3,523
Butler County, GO, BAN, Series D,
4.00%, 10/12/06	4,365	4,392
Butler County, Health Care Facilities
Revenue, 3.04%*, 9/1/22, LOC Fifth Third
Bank	2,800	2,800
Butler County, Health Care Facilities
Revenue, 3.04%*, 7/1/24, LOC U.S. Bank
N.A.	3,800	3,800
Butler County, Hospital Facilities
Revenue, 3.04%*, 11/1/17, LOC U.S. Bank
N.A.	3,040	3,040
Centerville Health Care Revenue,
Bethany Lutheran, 3.07%*, 11/1/13, LOC
National City Bank	3,550	3,550
Cincinnati & Hamilton County Port
Authority, EDR, Kenwood Office
Association Project, 3.11%*, 9/1/25, LOC
Fifth Third Bank	1,000	1,000
Cincinnati & Hamilton County Port
Authority, IDR, 4th Star Ltd. Partnership
Project, 3.25%*, 5/1/15, LOC U.S. Bank
Trust N.A.	2,900	2,900

Clark County, GO, BAN, 3.65%,
11/28/06	3,900	3,906
Cleveland Airport Systems Revenue,
Series C, 3.03%*, 1/1/31, FSA, SPA
Westdeutsche Landesbank	8,255	8,255
Cleveland City School District, 5.50%,
6/1/06, AMBAC	2,000	2,017
Cleveland Waterworks Revenue, Series
L, 3.01%*, 1/1/33, FGIC, SPA
Westdeutshe Landesbank	12,000	12,000
Clinton County Hospital Revenue,
McCullough-Hyde Project, Series B-1,
3.01%*, 11/1/20, LOC Fifth Third Bank	5,915	5,915
Clinton County, Airport Facilities
Revenue, 3.03%*, 6/1/11, LOC Wachovia
Bank N.A.	11,800	11,800
Clinton County, Hospital Revenue,
Series D-1, 3.01%*, 12/1/15, LOC Fifth
Third Bank	6,870	6,870
Clinton Massie Local School District,
GO, BAN, School Construction, 3.62%,
11/21/06	6,539	6,554
Columbus Regional Airport Authority
Revenue, Capital Funding, OASBO
Program, Series A, 3.04%*, 3/1/34, LOC
U.S. Bank N.A.	9,050	9,050
Columbus Regional Airport Authority
Revenue, Capital Funding, Pooled
Financing Program, Series A, 3.04%*,
1/1/30, LOC U.S. Bank N.A.	3,600	3,600
Columbus, GO, Series 1, 2.99%*, 6/1/16,
SPA Westdeutsche Landesbank	300	300
Coshocton County, Health Care
Facilities Revenue, Hartville Homes, Inc.
Project, 3.14%*, 9/1/20, LOC Bank One
N.A.	2,330	2,330
Coshocton County, Memorial Hospital
Project Revenue, 3.14%*, 3/1/17, LOC
Bank One Columbus N.A.	2,460	2,460
Cuyahoga County Hospital Facilities
Revenue, Sisters Charity Health
Systems, 3.06%*, 11/1/30, LOC National
City Bank	1,135	1,135
Cuyahoga County, Continuing Care
Facilities Revenue, 3.03%*, 2/1/29, LOC
LaSalle Natinal Bank	22,000	21,999
Cuyahoga County, Health Care
Facilites Revenue, Devon Oaks Project,
3.04%*, 2/1/34, LOC ABN AMRO Bank	6,250	6,250
Cuyahoga County, Health Care
Facilities Revenue, Jennings Center
Older Project, 3.09%*, 11/1/23, LOC Fifth
Third Bank	2,400	2,400
Cuyahoga County, IDR, Horizon
Activities Centers Project, 3.15%*, 7/1/25,
LOC U.S.Bank N.A.	965	965

Cuyahoga County, IDR, Landerhaven
Executive Project, 3.31%*, 12/1/08, LOC
U.S. Bank N.A. AMT	1,245	1,245
Cuyahoga County, IDR, Progressive
Plastics Project, 3.13%*, 11/1/13, LOC
Bank One Columbus N.A. AMT	730	730
Cuyahoga County, IDR, Watt Printing
Co. Project, 3.15%*, 4/1/16, LOC National
City Bank AMT	1,620	1,620
Cuyahoga County, Multifamily
Housing Revenue, Housing Mortgage,
East Side, 3.30%, 5/1/06, LOC
Bayerische Landesbank, AMT	3,500	3,500
Eastlake, IDR, Astro Model
Development Project, 3.13%*, 9/1/16,
LOC National City Bank AMT	1,315	1,315
Elyria, GO, BAN, 4.00%, 10/18/06	2,550	2,565
Englewood, IDR, YMCA Dayton
Project, Series A, 3.14%*, 3/1/27, LOC
Bank One N.A.	3,835	3,835
Erie County, Health Care Facilities
Revenue, Series B, 3.07%*, 10/1/21, LOC
Bank One N.A.	4,175	4,175
Erie County, Public Infrastructure
Improvement, GO, BAN, 3.50%,
9/28/06	1,000	1,003
Fairborn, EDR, 3.36%*, 5/1/06, LOC U.S.
Bank N.A.	100	100
Franklin County, EDR, Columbus
Electric Funded Project, 3.04%*, 4/1/21,
LOC Bank One N.A.	1,510	1,510
Franklin County, Health Care Facilities
Revenue, 3.15%*, 11/1/19, LOC National
City Bank	1,875	1,875
Franklin County, Health Care Facilities
Revenue, Friendship Village Dublin,
Series B, 3.04%*, 11/1/34, LOC Lasalle
National Bank N.A.	4,000	4,000
Franklin County, Hospital Revenue,
Children’s Hospital Project, Series B,
3.15%*, 12/1/14, SPA Bank One
Columbus N.A.	6,800	6,800
Franklin County, IDR, Bricker & Eckler,
3.36%*, 11/1/14	1,000	1,000
Franklin County, Multifamily Revenue,
Community Properties II, 3.09%*, 6/1/09,
LOC Fifth Third Bank AMT	3,500	3,500
Franklin County, Multifamily Revenue,
Golf Pointe Apartments Project, Series
A, 3.08%*, 1/1/34, LOC Lasalle National
Bank N.A. AMT	2,785	2,785
Franklin County, Multifamily Revenue,
Hanover Ridge Apartments, 3.15%*,
12/15/30, FNMA AMT	1,450	1,450
Green, GO, BAN, 3.50%, 7/19/06	1,250	1,253
Grove City, Multifamily Revenue,
Regency Arms Apartments, 3.09%*,
6/15/30, FNMA AMT	7,900	7,900
Hamilton County Parking System
Revenue, 3.03%*, 12/1/26, LOC U.S.
Bank	7,820	7,820

Hamilton County, EDR, 3.10%*, 11/1/21,
LOC Fifth Third Bank	250	250
Hamilton County, EDR, Boys/Girls
Club, Inc. Project, 3.10%*, 12/1/28, LOC
PNC Bank Ohio N.A.	2,400	2,400
Hamilton County, EDR, Samuel W. Bell
Home Project, 3.04%*, 4/1/22, LOC U.S.
Bank N.A.	2,925	2,925
Hamilton County, Health Care Facilites
Revenue, Sisters of Charity Senior Care,
3.10%*, 8/1/27, LOC Fifth Third Bank	4,035	4,035
Hamilton County, Health Care Facilities
Revenue, Deaconess Long Term Care,
Series A, 3.05%*, 5/15/30, LOC Lasalle
Bank N.A.	2,570	2,570
Hamilton County, Health Care Facilities
Revenue, Ronald McDonald House
Project, 3.04%*, 5/1/15, LOC Fifth Third
Bank	2,755	2,755
Hamilton County, Hospital Facilities
Revenue, Children’s Hospital Medical
Center, 3.02%*, 5/15/28, LOC Chase
Manhattan Bank	13,440	13,440
Hamilton County, Hospital Facilities
Revenue, Elizabeth Gamble, Series A,
3.02%*, 6/1/27, LOC JP Morgan Chase
Bank	2,000	2,000
Hamilton County, Hospital Facilities
Revenue, Health Alliance, Series F,
3.00%*, 1/1/18, MBIA, SPA Credit Suisse
First Boston	2,160	2,160
Hamilton County, Hospital Revenue,
Beechwood Home Project, 3.04%*, 7/1/22,
LOC U.S. Bank N.A.	5,600	5,600
Hamilton Multifamily Housing
Revenue, Affordable Housing, Series B,
3.05%*, 1/1/35, LOC Federal Home Loan
Bank	1,920	1,920
Hamilton Real Estate, GO, BAN, 3.20%,
6/1/06	1,400	1,400
Hamilton, Multifamily Housing
Revenue, Series A, 3.05%*, 1/1/30, LOC
Bank One Indiana N.A.	6,622	6,622
Highland Heights, Aberdeen Business,
GO, BAN, 3.50%, 10/5/06	800	803
Hilliard, IDR, National Sign, 3.35%*,
12/1/19, LOC Bank One N.A. AMT	2,290	2,290
Huron County, IDR, American Baler
Project, 3.13%*, 4/1/11, LOC Bank One
Indianapolis AMT	875	875
Lakewood City School District, School
Construction, GO, BAN, 3.50%,
9/14/06	6,000	6,017
Leipsic, IDR, Patrick Products, Inc.
Project, 3.13%*, 6/1/11, LOC Bank One
N.A. AMT	3,420	3,420
Licking County, Health Care Facilities
Revenue, 3.03%*, 11/1/33, LOC Bank of
Scotland	5,000	5,000

Lima, Hospital Revenue, Lima
Memorial Hospital Project, 3.14%*,
6/1/33, LOC Bank One N.A.	2,400	2,400
Lorain County, IDR, Malt Properties
Ltd. Project, 3.13%*, 4/1/34, LOC Bank
One N.A. AMT	5,500	5,500
Lucas County Health Care Facilities
Revenue, Sunset Retire, Series B, 3.03%*,
8/15/30, LOC Fifth Third Bank	360	360
Lucas County, IDR, American Capital
Properties, 3.15%*, 10/1/18, LOC National
City Bank AMT	3,405	3,405
Lucas County, IDR, Lott Industries,
Inc. Project, 3.10%*, 8/1/21, LOC National
City Bank	3,760	3,760
Mahoning County, EDR, Family
YMCA, St. Elizabeth, 3.10%*, 5/1/21, LOC
National City Bank	3,200	3,200
Marion County, Hospital Revenue,
Pooled Leasing Program, 3.05%*, 8/1/20,
LOC Bank One N.A.	405	405
Mark Milford Hicksville Community
Memorial Hospital, 3.04%*, 12/1/37, LOC
Fifth Third Bank	2,000	2,000
Marysville Exempted Village School
District, GO, BAN, 4.00%, 5/25/06	15,000	15,047
Marysville Exempted Village School
District, GO, BAN, 4.00%, 5/25/06	2,500	2,506
Mentor, Street Improvement, GO, BAN,
4.00%, 10/1/06	2,500	2,511
Miami East Local School District, GO,
BAN, 3.75%, 6/8/06	2,000	2,004
Miami Trace Local School District,
Facilities Improvement, GO, BAN,
4.00%, 7/18/06	1,400	1,405
Miami Trace Local School District, GO,
BAN, 4.00%, 7/18/06	5,000	5,016
Monroe County, Income Tax Corridor
75, 3.09%*, 12/1/18, LOC Bank of
Montreal & Provident Bank	2,000	2,000
Montgomery County, EDR, Benjamin
& Marian Project, Series A, 3.10%*,
4/1/11, LOC National City Bank	1,700	1,700
Montgomery County, EDR, Benjamin
& Marian Project, Series B, 3.10%*,
8/1/16, LOC National City Bank	6,595	6,595
Montgomery County, Health Care
Facilities Revenue, Kettering Affiliated
Project, 3.14%*, 5/1/22, LOC Bank One
N.A.	2,500	2,500
Montgomery County, IDR, Citywide
Development Corp. Project, 3.13%*,
12/1/13, LOC Bank One Dayton N.A.
AMT	1,540	1,540
Montgomery County, IDR, Town
Centers Ltd. Partner Project, 3.60%*,
11/15/16, LOC National City Bank	1,740	1,740
Morrow County, Courthouse, GO,
BAN, 4.25%, 1/23/07	1,000	1,007

Muskingum County, GO, BAN, 4.00%,
7/18/06	1,465	1,470
North Baltimore Local School District,
School Improvement, GO, BAN, 4.10%,
12/14/06	2,320	2,332
North Olmstead Fire Station, BAN,
3.23%, 5/3/06	1,650	1,652
Ohio State University, General
Receipts, 3.04%*, 12/1/26, FSA, SPA
Dexia Bank	2,600	2,600
Olmsted Falls, Fire Station 05-2, GO,
BAN, 3.35%, 10/19/06	1,900	1,903
Orrville, Electric System Improvement,
GO, BAN, 3.32%, 9/21/06	800	801
Parma Heights, Street Improvement,
BAN, 3.25%, 9/22/06	1,126	1,128
Parma, IDR, FDC Realty Project, 3.07%*,
12/1/19, LOC Bank One N.A. AMT	2,115	2,115

Perrysburg, GO, BAN, 3.65%, 11/9/06	1,510	1,515
Pickerington, GO, BAN, 3.00%, 3/9/06	1,000	1,000

Portage County, Health Care Facilities
Revenue, Coleman Professional
Services, 3.22%*, 12/1/22, LOC Bank One
N.A.	3,860	3,860
Reading, IDR, General Tool Co. Project,
3.14%*, 3/1/08, LOC Bank of Montreal &
Provident Bank AMT	1,715	1,715
Sandusky, GO, BAN, 3.75%, 10/24/06	6,130	6,154
Sharonville, IDR, Edgecomb Metals
Co. Project, 3.04%*, 11/1/09, LOC Wells
Fargo Bank N.A.	900	900
Solon, IDR, JTM Products, Inc. Project,
3.15%*, 6/1/21, LOC National City Bank
AMT	3,015	3,015
Springdale, GO, BAN, 3.50%,
10/12/06	1,250	1,253
Stark County, IDR, Polymer Packaging
Project, 3.25%*, 7/1/21, LOC National City
Bank AMT	810	810
State Air Quality Development
Authority Revenue, AK Steel, Series A,
3.10%*, 6/1/24, LOC ABN AMRO Bank
AMT	9,000	9,000
State Air Quality Development
Authority Revenue, Pollution Control,
PA Power Co., 3.35%*, 6/1/27, LOC Bank
One N.A. AMT	3,050	3,050
State Air Quality Development
Authority Revenue, Pollution Control,
Series A, 3.04%*, 8/1/33, LOC Barclays
Bank	8,000	8,000
State Building Authority, Correctional
Facilities, Series A, 6.00%, 10/1/06	2,000	2,040
State EDR, YMCA Greater Cincinnati
Project, 3.03%*, 11/1/21, LOC Bank One
N.A.	3,220	3,220

State Higher Educational Facility
Commission Revenue, Malone College,
3.10%*, 4/1/09, LOC National City Bank	6,000	6,000
State Higher Educational Facility
Commission Revenue, Pooled
Financing, 3.09%*, 12/1/16, LOC Fifth
Third Bank	1,260	1,260
State Higher Educational Facility
Commission Revenue, Wilmington
College, 3.14%*, 10/1/11, LOC Fifth Third
Bank	1,500	1,500
State Housing Finance Agency
Revenue, Residential Mortgage, 3.10%*,
9/1/35, SPA FHLB AMT	2,200	2,200
State Housing Finance Agency,
Mortgage Revenue, Residential
Mortgage, Series B2, 3.07%*, 9/1/35,
FHA, SPA FHLB	7,250	7,250
State Housing Finance Agency,
Multifamily Revenue, Chambrel at
Montrose, Series F, 3.03%*, 11/15/32,
FNMA	11,451	11,451
State Turnpike Commission, Turnpike
Revenue, Series A, 5.50%, 2/15/26,
Prerefunded 2/15/06 @ 102, MBIA	2,230	2,277
State Water Development Authority
Revenue, PA Power Co. Project, 3.35%*,
6/1/27, LOC Bank One N.A. AMT	5,800	5,800
State Water Development Authority
Revenue, Pollution Control Facilities,
Cleveland Electric Illuminating Co.,
Series B, 3.05%*, 8/1/20, LOC Barclays
Bank New York	15,750	15,750
Summit County Revenue,
Neighborhood Development Corp.,
3.15%*, 6/1/24, LOC National City Bank	1,000	1,000
Summit County, IDR, Arlington Plaza
Project, 3.15%*, 9/1/15, LOC U.S.
Bancorp	1,545	1,545
Summit County, IDR, Atlas Steel
Project, 3.15%*, 6/1/10, LOC National City
Bank AMT	1,800	1,800
Summit County, IDR, Delco Corp.
Project, 3.25%*, 6/1/16, LOC National City
Bank AMT	450	450
Summit County, IDR, Fiocca, Inc.
Project, 3.14%*, 6/1/16, LOC Fifth Third
Bank AMT	1,555	1,555
Summit County, IDR, Summit Plastic
Co. Project, 3.20%*, 6/1/10, LOC National
City Bank AMT	1,070	1,070
Summit County, IDR, VMS
Development Project, 3.15%*, 7/1/18,
LOC National City Bank AMT	2,230	2,230
Toledo-Lucas County, 3.08%*, 12/1/06,
LOC Wachovia Bank N.A.	2,800	2,800
Toledo-Lucas County Port Authority,
EDR, St. Francis DeSales High School,
3.04%*, 8/1/25, LOC Fifth Third Bank	6,000	6,000

Toledo-Lucas County Port Authority,
Series C, 3.03%*, 5/15/38, LOC Sovereign
Bank & Bank of Nova Scotia	3,450	3,450
Trumbull County, IDR, 3.13%*, 10/1/19,
LOC Bank One Columbus N.A. AMT	2,295	2,295
University of Akron General Receipts,
3.02%*, 1/1/29, FGIC, SPA Dexia Credit
Local	6,300	6,300
University of Cincinnati, General
Receipts, Series B, 3.02%*, 6/1/31,
AMBAC, SPA Bayerische
Landesbank	8,550	8,550
Upper Arlington City School District,
Energy Conservation Notes, GO, 3.71%,
11/2/06	1,230	1,234
Upper Arlington, GO, BAN, 4.00%,
1/8/07	3,072	3,091
Van Wert County, IDR, Kennedy
Manufacturing Co., 3.13%*, 11/1/17, LOC
Bank One N.A. AMT	900	900
Warren County, IDR, Lindsey Steel
Processing, 3.14%*, 8/1/07, LOC U.S.
Bank N.A. AMT	890	890
Washington County, Hospital
Revenue, Marietta Area Health, 3.04%*,
12/1/26, LOC Fifth Third Bank	4,470	4,470
Wayne County, Health Care Facilities
Revenue, West View Manor Project,
3.07%*, 9/1/21, LOC Fifth Third Bank	4,015	4,015
Westlake, IDR, Logan Westlake
Project, 3.15%*, 6/1/16, LOC Fifth Third
Bank AMT	1,135	1,135
Williams County, IDR, Letts Industries,
Inc. Project, 3.22%*, 11/1/08, LOC PNC
Bank N.A. AMT	630	630
Wood County, IDR, Jerl Machine
Project, 3.11%*, 9/1/16, LOC Fifth Third
Bank AMT	770	770
Woodlawn, EDR, Goodwill Industrial
Project, 3.04%*, 10/1/20, LOC U.S. Bank
N.A.	5,370	5,370
Woodlawn, EDR, Goodwill Industrial
Project, 3.04%*, 11/1/20, LOC U.S. Bank
N.A.	3,000	3,000
Woodlawn, IDR, Southland Properties
LLC Project, 3.14%*, 6/1/08, LOC The
Provident Bank and Bank of Montreal
AMT	720	720

Texas (0.3%)		534,355
Gulf Coast Waste Disposal Authority,
Pollution Control Revenue, Amoco Oil
Co. Project, 3.16%*, 5/1/23, AMT	1,700	1,700

Total Municipal Bonds (Amortized Cost $537,155)		537,155

Total Investments (Amortized Cost $537,155) (a) - 99.8%		537,155
Other assets in excess of liabilities - 0.2%		958
NET ASSETS - 100.0%		$538,113

See notes to schedules of portfolio investments.

The Victory Portfolios

Prime Obligations Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

(Amounts in thousands)

	Principal Amount	Value
Certificates of Deposit (20.1%)
Bank of New York, 4.41%, 10/5/06	$15,000	$15,000
Barclays Bank NY PLC, 4.25%, 2/7/06	40,000	40,000
BNP Paribas, 4.10%, 5/24/06	15,000	15,000
Canadian Imperial Bank of New York, 2.40%, 2/21/06	30,000	29,969
Comerica Bank, 4.59%*, 1/22/07	21,000	20,996
Credit Suisse First Boston NY, 4.35%, 2/6/06	25,000	25,000
HBOS Treasury Services NY, 3.25%, 2/8/06	10,000	10,000
HBOS Treasury Services NY, 4.28%, 9/29/06	10,000	10,001
Royal Bank of Scotland NY, 4.75%, 12/8/06	15,000	15,001
Toronto Dominion Bank, 3.62%, 6/12/06	14,000	14,000
Toronto Dominion Bank, 4.01%, 8/15/06	11,000	11,001

Total Certificates of Deposit (Amortized Cost $205,968)		205,968

Commercial Paper (28.0%)
Amstel Funding Corp., 4.35%, 2/14/06 (d)	50,000	49,922
Apreco LLC, 4.35%, 2/6/06 (d)	30,000	29,982
Blue Bell Funding Corp., 4.34%, 2/6/06 (d)	24,900	24,885
CAFCO LLC, 4.27%, 2/6/06 (d)	20,000	19,988
Chesham Finance LLC, 4.51%, 2/1/06 (d)	45,000	45,000
Edison Asset Securitization LLC, 4.33%, 2/15/06 (d)	25,000	24,958
Harrier Finance Funding US LLC, 3.95%, 2/28/06 (d)	12,000	11,964
HSBC Finance Corp., 4.50%, 2/1/06	15,000	15,000
Kitty Hawk Funding Corp., 4.33%, 2/1/06 (d)	20,000	20,000
Old Line Funding Corp., 4.34%, 2/9/06 (d)	30,000	29,971
Stanfield Victoria Funding, 4.44%*, 8/11/06 (d)	15,000	14,996

Total Commercial Paper (Amortized Cost $286,666)		286,666

Corporate Bonds (34.0%)
Anchor Holdings II LLC, 4.54%*, 4/15/26	13,575	13,575
Associates Corp. NA, 7.35%, 5/15/06, MTN	1,000	1,010

Atlas Capital Funding Corp., 4.37%*, 8/4/06, MTN (d)	32,000	31,996
Carenet Health Systems, 4.47%*, 9/1/25, LOC Bank of America	4,700	4,700
CIT Group, Inc., 4.13%, 2/21/06	2,000	2,000
CIT Group, Inc., 4.70%*, 4/19/06, MTN	14,475	14,478
CIT Group, Inc., 4.72%*, 6/19/06, MTN	11,570	11,580
CIT Group, Inc., 4.40%*, 8/18/06, MTN	20,000	20,003
Clinic Investment LP, Series 2000, 4.55%*, 6/1/15	7,400	7,400
Concorde Group Ltd., 4.55%*, 10/1/19	2,615	2,615
Finley Distributing Co., 4.47%*, 5/1/11, LOC Bank of America	4,800	4,800
Fiore Capital LLC, 4.54%*, 8/1/45, LOC M & I Marshall Ilsley Bank	5,000	5,000
Florence Center Association, 4.59%*, 12/1/11, LOC Firstar Bank	1,050	1,050
Four Flags Properties, Inc., 4.54%*, 10/1/28	4,690	4,690
General Secretariat Oas, 4.47%*, 3/1/33, LOC Bank of America	12,400	12,400
Glacier 600 LLC, 4.51%*, 11/1/16, LOC US Bank NA	4,765	4,765
Harrier Finance Funding LLC, 4.43%*, 7/17/06, MTN (d)	25,000	24,998
HSBC Finance Corp., 4.69%*, 10/27/06, MTN	20,000	20,009
Illinois Great River, 4.60%*, 4/1/34, LOC JP Morgan Chase Bank N.A.	2,555	2,555
International Lease Finance Corp., 5.70%, 7/3/06, MTN	2,070	2,083
J&K Investments of Ohio, 4.54%*, 10/1/25, LOC Fifth Third Bank	2,160	2,160
Laurel Grocery Co. LLC, 4.54%*, 12/1/14	2,015	2,015
Maruga, Series 1999a, 4.54%*, 2/1/20, LOC Fifth Third Bank (d)	4,350	4,350
Mississippi Business Finance Corp., 4.75%*, 5/1/06, LOC BP Amoco	8,100	8,100
Morgan Stanley, 4.58%*, 5/25/06	40,000	40,000
Neltner Properties LLC, 4.54%*, 12/1/19, LOC Firstar Bank	3,370	3,370
Pomeroy Investments, 4.54%*, 9/1/15, LOC Firstar Bank	2,450	2,450
Richfield Technology Associates LLC, 4.54%*, 4/1/20, LOC Firstar Bank	3,715	3,715
Rise, Inc., 4.67%*, 11/1/22, LOC Wells Fargo Bank N.A.	4,005	4,005
RKS LLC, 4.63%*, 5/1/26, LOC AmSouth Bank (d)	2,365	2,365
RMD Corp., 4.54%*, 11/1/11, LOC Fifth Third Bank (d)	4,400	4,400
SeaRiver Maritime, Inc., 4.38%*, 10/1/11	17,400	17,399
Southwestern Ohio Steel, 4.54%*, 4/1/08, LOC Firstar Bank	2,090	2,090

Stanfield Victoria LLC, 4.44%*, 2/15/06, MTN (d)	10,000	10,000
Stanfield Victoria LLC, 4.36%*, 6/6/06, MTN	10,000	9,999
Stanfield Victoria LLC, 4.35%*, 7/31/06, MTN	20,000	19,998
Stevenson Photo Color Co., 4.54%*, 8/1/19	4,775	4,775
Summit Country Day School, Series 2003, 4.54%*, 11/1/09	7,910	7,910
Toyota Motor Credit Corp., 3.00%, 6/9/06, MTN	2,000	1,989
Vista Funding Corp., 4.54%*, 8/1/17, LOC Fifth Third Bank	1,670	1,670
Wisconsin House, 4.54%*, 5/1/35, LOC M & I Marshall Ilsley Bank	2,500	2,500

Total Corporate Bonds (Amortized Cost $346,967)		346,967

Repurchase Agreements (11.1%)
Bear Stearns & Co., 4.46%, 2/1/06 (Date of Agreement 1/31/06, proceeds at maturity $50,006 collateralized by $51,005 various U.S. Government securities 3.50% - 6.00%, 2/1/10 – 1/1/36, market value $50,804)	50,000	50,000
UBS Warburg LLC, 4.46%, 2/1/06 (Date of Agreement 1/31/06, proceeds at maturity $63,408 collateralized by $64,671, U.S. Government security 4.75%, 11/17/15, market value $63,826)	63,400	63,400

Total Repurchase Agreements (Amortized Cost $113,400)		113,400

Taxable Municipal Bonds (5.8%)
Florida (2.1%)
Osceola County Housing Finance	2,395	2,395
Authority, Revenue, 4.59%*, 9/15/35, LOC JP Morgan Chase Bank Polk County Industrial Development	20,000	20,000
Authority Revenue, Watson Clinic, 4.47%*, 12/1/18, LOC Nationsbank N.A.
		22,395
Kentucky (1.7%)
Boone County Industrial Building	1,880	1,880
Revenue, Hennegan Co. Project, Series B, 4.49%*, 4/1/16, LOC U.S. Bank N.A. Walton Industrial Building Revenue,	3,620	3,620
Clarion Manufacturing Corp. of America Project, 4.49%*, 8/1/17, LOC Fifth Third Bank Warren County Industrial Development	12,400	12,400
Authority Revenue, Stupps Brothers, Inc., Series B-2, 4.47%*, 12/1/18, LOC Bank of America		17,900

Massachusetts (0.2%)
State Industrial Finance Agency Revenue, Southcoast Nursing, 4.47%*, 1/1/28, LOC Fleet National Bank	1,625	1,625

Missouri (0.4%)
State Development Finance Board, Infastructure Facilities Revenue, St. Louis Center, Series B, 4.51%*, 12/1/20, LOC Firstar Bank	3,910	3,910

Ohio (0.9%)
Cleveland-Cuyahoga County Port Authority Revenue, PRL Corp. Project, 4.54%*, 12/1/11, LOC Fifth Third Bank	8,850	8,850

Tennessee (0.5%)
Franklin Industrial Development Board, Tax Increment Revenue, 4.54%*, 4/1/30, LOC Fifth Third Bank	5,000	5,000

Total Taxable Municipal Bonds (Amortized Cost $59,680)		59,680

U.S. Government Agencies (1.0%)
Federal Home Loan Bank (0.6%)
3.00%, 11/2/06, Callable 2/2/06 @ 100	3,000	2,961
3.00%, 11/24/06, Callable 2/21/06 @ 100	3,000	2,959
		5,920
Federal National Mortgage Assoc. (0.4%)
5.50%, 2/15/06	4,000	4,003
Total U.S. Government Agencies (Amortized Cost $9,923)		9,923

Total Investments (Amortized Cost $1,022,604) (a) - 100.0%		1,022,604
Other assets in excess of liabilities - 0.0%		367
NET ASSETS - 100.0%		$1,022,971

See notes to schedules of portfolio investments.

The Victory Portfolios

Small Company Opportunity Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares or Principal Amount	Value
Commercial Paper (4.0%)
HSBC Finance Corp., 0.00%, 2/1/06	$6,702	$6,702
Total Commercial Paper (Cost $6,702)		6,702

Common Stocks (95.3%)
Advertising (0.7%)
Catalina Marketing Corp.	49,000	1,095
Apparel / Footwear (2.0%)
K-Swiss, Inc., Class A	38,000	1,203
Kellwood Co.	87,000	2,106
		3,309
Automotive Parts (1.8%)
Aftermarket Technology Corp. (b)	50,000	1,057
BorgWarner, Inc. (c)	18,000	992
Superior Industries International, Inc. (c)	39,000	905
		2,954
Banks (0.8%)
Corus Bankshares, Inc. (c)	21,700	1,393
Brokerage Services (0.3%)
Investment Technology Group, Inc. (b)(c)	13,000	585
Building Materials (2.3%)
ABM Industries, Inc.	55,800	1,066
Genlyte Group, Inc. (b)	21,200	1,226
Texas Industries, Inc. (c)	28,000	1,507
		3,799
Business Services (1.3%)
Fair Issac Corp.	26,000	1,152
Ritchie Brothers Auctioneers, Inc.	22,000	989
		2,141
Chemicals (3.3%)
CF Industries Holdings, Inc. (c)	98,000	1,667
H.B. Fuller Co.	38,000	1,436
Olin Corp.	62,000	1,271
Pioneer Cos., Inc. (b)	37,000	1,147
		5,521
Coal (0.6%)
Foundation Coal Holdings, Inc.	21,500	956
Commercial Services (0.7%)
G & K Services, Inc., Class A	30,000	1,192
Computers & Peripherals (3.2%)
Agilysys, Inc.	54,000	1,145
Electronics For Imaging, Inc. (b) (c)	21,000	581
Extreme Networks, Inc. (b)	86,000	421

Imation Corp.	26,700	1,210
MTS Systems Corp.	29,500	1,081
Park Electrochemical Corp.	34,000	962
		5,400
Construction (0.8%)
Granite Construction, Inc.	31,900	1,291
Consulting Services (2.0%)
Maximus, Inc.	45,550	1,782
Watson Wyatt & Co. Holdings	50,000	1,522
		3,304
Consumer Products (1.2%)
American Greetings Corp., Class A (c)	30,000	612
CNS, Inc.	12,000	262
CSS Industries, Inc.	24,000	625
Tupperware Corp.	25,000	555
		2,054
Distribution/Wholesale (1.2%)
Owens & Minor, Inc. (c)	29,000	908
United Stationers, Inc. (b)	21,800	1,090
		1,998
Electrical Equipment (0.6%)
Belden CDT, Inc.	40,000	1,084
Electronics (1.6%)
Orbotech, Ltd. (b)	48,000	1,164
Technitrol, Inc.	75,400	1,535
		2,699
Engineering (1.4%)
EMCOR Group, Inc. (b)	16,000	1,312
Michael Baker Corp. (b)	36,000	965
		2,277
Financial Services (1.6%)
Piper Jaffray Cos., Inc. (b)	31,000	1,390
Raymond James Financial, Inc.	32,000	1,362
		2,752
Food Distributors, Supermarkets & Wholesalers (0.6%)
Ruddick Corp.	46,100	1,065
Food Processing & Packaging (1.7%)
J & J Snack Foods Corp.	44,800	1,356
M & F Worldwide Corp. (b)	57,876	890
Premium Standard Farms, Inc.	42,000	598
		2,844
Gold Mining (0.6%)
Meridian Gold, Inc. (b)	38,000	1,033
Health Care (2.9%)
AMERIGROUP Corp. (b)	50,000	1,116
Genesis HealthCare Corp. (b)	20,000	733
Magellan Health Services, Inc. (b)	40,500	1,477
Odyssey Healthcare, Inc. (b)	73,000	1,488
		4,814
Heavy Machinery (2.6%)
Albany International Corp., Class A	38,000	1,406
NACCO Industries, Inc., Class A	9,000	1,232
Terex Corp. (b)	24,500	1,727
		4,365
Home Furnishings (0.8%)
Furniture Brands International, Inc.	59,000	1,420

Instruments - Scientific (1.3%)
Varian, Inc. (b)	30,300	1,162
Woodward Governor Co.	11,200	1,048
		2,210
Insurance (7.7%)
Alfa Corp.	78,400	1,332
AmerUs Group Co.	27,300	1,675
Commerce Group, Inc.	23,200	1,250
Delphi Financial Group, Inc. (c)	29,025	1,383
Infinity Property & Casualty Corp.	36,000	1,389
LandAmerica Financial Group, Inc. (c)	20,000	1,320
National Western Life Insurance Co., Class A	7,750	1,674
Platinum Underwriters Holdings, Ltd. (c)	30,000	920
United Fire & Casualty Co. (c)	24,000	984
Universal American Financial Corp. (b)	51,619	850
		12,777
Internet Security (0.8%)
SonicWALL, Inc. (b)	153,000	1,261
Lasers - Systems and Components (0.7%)
Rofin-Sinar Technologies, Inc. (b)	23,000	1,098
Machine-Diversified (1.5%)
Kennametal, Inc.	18,000	1,053
Manitowoc Co., Inc. (c)	20,900	1,390
		2,443
Manufacturing-Miscellaneous (4.2%)
AptarGroup, Inc.	32,000	1,806
ESCO Technologies, Inc. (b) (c)	22,000	1,081
Lancaster Colony Corp.	47,000	1,949
Matthews International Corp.	30,833	1,153
Teleflex, Inc.	17,000	1,072
		7,061
Media (1.3%)
Journal Communications, Inc., Class A	101,000	1,208
Macrovision Corp. (b) (c)	56,000	1,041
		2,249
Medical Equipment & Supplies (2.8%)
CONMED Corp. (b)	32,000	756
Diagnostic Products Corp.	25,000	1,270
Orthofix International N.V. (b)	26,000	1,116
Vital Signs, Inc.	31,000	1,591
		4,733
Metals-Fabrication (1.4%)
CIRCOR International, Inc.	42,165	1,156
Quanex Corp.	19,450	1,208
		2,364
Office Equipment & Supplies (0.6%)
John H. Harland Co.	28,900	1,079
Oil & Gas Exploration, Production & Services (7.4%)
Cimarex Energy Co. (b) (c)	38,000	1,731
Comstock Resources, Inc. (b)	33,500	1,072
Denbury Resources, Inc. (b) (c)	35,000	1,042
Helmerich & Payne, Inc. (c)	17,000	1,332
Remington Oil & Gas Corp. (b)	42,000	1,882
St. Mary Land & Exploration Co. (c)	60,436	2,638

Stone Energy Corp. (b)	25,900	1,295
Swift Energy Co. (b)	26,000	1,285
		12,277
Oil Marketing & Refining (0.9%)
Holly Corp. (c)	20,000	1,472
Oilfield Services & Equipment (1.5%)
Cal Dive International, Inc. (b) (c)	26,000	1,091
Veritas DGC, Inc. (b)	32,623	1,470
		2,561
Pharmaceuticals (2.8%)
Alpharma, Inc., Class A	39,000	1,305
Angiotech Pharmaceuticals, Inc. (b)	93,000	1,170
Axcan Pharma, Inc. (b) (c)	44,000	806
Medicis Pharmaceutical Corp., Class A (c)	48,000	1,483
		4,764
Pipelines (0.9%)
National Fuel Gas Co. (c)	44,000	1,448
Real Estate Investment Trusts (4.9%)
Brandywine Realty Trust	47,300	1,488
CBL & Associates Properties, Inc.	32,800	1,388
LaSalle Hotel Properties (c)	27,400	1,047
LTC Properties, Inc.	63,100	1,424
National Health Investors, Inc.	39,600	1,085
PS Business Parks, Inc.	30,801	1,690
		8,122
Restaurants (2.3%)
IHOP Corp.	27,000	1,328
Jack in the Box, Inc. (b)	33,000	1,312
Lone Star Steakhouse & Saloon, Inc.	44,000	1,192
		3,832
Retail - Apparel/Shoe (1.4%)
Payless ShoeSource, Inc. (b) (c)	50,000	1,218
The Buckle, Inc.	31,500	1,110
		2,328
Retail - Specialty Stores (0.8%)
Cato Corp, Class A	59,000	1,274
Retail-Department Stores (0.5%)
Stage Stores, Inc. (c)	30,650	910
Savings & Loans (0.6%)
Partners Trust Financial Group, Inc.	87,000	1,027
Semiconductors (3.9%)
ADE Corp. (b) (c)	37,000	1,204
ASE Test Ltd. (b)	128,000	954
Emulex Corp. (b) (c)	58,000	1,064
Fairchild Semiconductor International, Inc. (b)	75,000	1,496
MKS Instruments, Inc. (b)	80,500	1,751
		6,469
Software & Computer Services (2.7%)
Altiris, Inc. (b)	72,000	1,408
Borland Software Corp. (b)	227,000	1,472
SPSS, Inc. (b)	23,000	742
Transaction Systems Architects, Inc. (b)	25,000	825
		4,447

Telecommunications (1.5%)
Commonwealth Telephone Enterprises, Inc.	27,300	911
CommScope, Inc. (b)	76,000	1,680
		2,591
Toys (0.7%)
JAKKS Pacific, Inc. (b) (c)	55,000	1,249
Transportation Services (1.5%)
Offshore Logistics, Inc. (b)	33,000	1,185
Pacer International, Inc.	48,000	1,400
		2,585
Utilities-Electric (0.7%)
Cleco Corp.	56,000	1,228
Utilities-Natural Gas (0.7%)
Energen Corp.	31,100	1,214
Wire & Cable Products (0.7%)
Superior Essex, Inc. (b)	52,000	1,190
Total Common Stocks (Cost $121,245)		159,608

Investment Companies (1.0%)
iShares S&P SmallCap 600 Index Fund	27,000	1,687
Total Investment Companies (Cost $1,487)		1,687

Short-Term Securities Held as Collateral for Securities Lending (17.3%)
Pool of various securities for Victory Funds – footnote i (Securities Lending)	28,952	28,952
Total Short-Term Securities Held as Collateral for Securities Lending		28,952

Total Investments (Cost $158,386) (a) - 117.6%		196,949
Liabilities in excess of other assets - (17.6)%		(29,514)
NET ASSETS - 100.0%		$167,435

See notes to schedules of portfolio investments.

The Victory Portfolios

Special Value Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares or Principal Amount	Value
Commercial Paper (2.9%)
HSBC Finance Corp., 0.00%, 2/1/06	$8,246	$8,246
Total Commercial Paper (Cost $8,246)		8,246

Common Stocks (94.7%)
Automotive Parts (0.9%)
BorgWarner, Inc. (c)	47,372	2,612
Banks (0.5%)
Colonial BancGroup, Inc. (c)	59,470	1,481
Beverages (1.5%)
Brown-Forman Corp., Class B	26,555	1,883
Constellation Brands, Inc., Class A (b)	85,107	2,272
		4,155
Biotechnology (0.5%)
ImClone Systems, Inc. (b) (c)	36,844	1,327
Casinos & Gaming (2.6%)
Scientific Games Corp., Class A (b) (c)	58,827	1,885
Station Casinos, Inc.	78,896	5,275
		7,160
Chemicals (2.7%)
Celanese Corp., Series A (c)	311,335	6,373
Minerals Technologies, Inc.	19,505	1,090
		7,463
Coal (4.6%)
Arch Coal, Inc. (c)	36,692	3,182
CONSOL Energy, Inc.	81,007	5,905
Foundation Coal Holdings, Inc. (c)	40,896	1,818
Peabody Energy Corp.	19,340	1,925
		12,830
Commercial Services (0.7%)
Steiner Leisure Ltd. (b)	47,217	1,833
Computers & Peripherals (0.7%)
Western Digital Corp. (b)	93,500	2,044
Construction (1.0%)
Granite Construction, Inc.	71,278	2,885
Financial Services (1.3%)
Ameriprise Financial, Inc.	90,060	3,665
Food Processing & Packaging (0.5%)
Gold Kist, Inc. (b) (c)	101,070	1,527
Forest Products-Lumber & Paper (1.3%)
Rayonier, Inc. (c)	86,985	3,719
Health Care (0.6%)
Sierra Health Services, Inc. (b)	43,700	1,731

Heavy Machinery (1.6%)
AGCO Corp. (b) (c)	89,410	1,610
NACCO Industries, Inc., Class A	21,880	2,994
		4,604
Homebuilders (2.0%)
Hovnanian Enterprises, Inc., Class A (b) (c)	45,144	2,186
Lennar Corp., Class A (c)	34,758	2,174
Pulte Homes, Inc.	31,900	1,273
		5,633
Instruments - Scientific (1.0%)
TriPath Imaging, Inc. (b)	363,037	2,872
Insurance (13.8%)
AmerUs Group Co.	144,928	8,894
Aon Corp.	272,373	9,320
Assurant, Inc.	118,737	5,452
CIGNA Corp.	37,146	4,517
First American Corp.	43,449	2,034
Nationwide Financial Services, Inc.	58,928	2,508
PMI Group, Inc. (c)	44,312	1,916
StanCorp Financial Group, Inc.	55,174	2,745
Stewart Information Services Corp. (c)	19,843	1,061
		38,447
Leisure & Recreation Products (1.2%)
Brunswick Corp. (c)	90,102	3,387
Manufacturing-Miscellaneous (2.8%)
Freightcar America, Inc.	41,806	2,400
Harsco Corp.	10,209	809
Trinity Industries, Inc. (c)	88,445	4,515
		7,724
Medical Equipment & Supplies (2.6%)
Henry Schein, Inc. (b)	104,703	4,883
Respironics, Inc. (b)	68,374	2,464
		7,347
Mining (2.6%)
Newmont Mining Corp. (c)	116,365	7,191
Oil & Gas Exploration, Production & Services (9.1%)
Canadian Natural Resources Ltd.	96,865	6,005
Chesapeake Energy Corp. (c)	111,933	3,922
Newfield Exploration Co. (b)	99,988	5,239
Nexen, Inc.	101,041	5,802
Noble Corp.	55,111	4,433
		25,401
Oil-Integrated Companies (6.5%)
Amerada Hess Corp. (c)	92,295	14,287
Suncor Energy, Inc.	48,238	3,865
		18,152
Oilfield Services & Equipment (2.3%)
Tidewater, Inc.	111,429	6,510
Pipelines (1.0%)
National Fuel Gas Co. (c)	83,617	2,751
Primary Metal & Mineral Production (2.4%)
Inco Ltd. (c)	49,240	2,525
Phelps Dodge Corp.	25,808	4,142
		6,667
Railroads (1.5%)
Burlington Northern/Santa Fe, Inc.	53,572	4,292

Real Estate Investment Trusts (4.0%)
Duke Realty Corp. (c)	35,385	1,284
Health Care Property Investors, Inc. (c)	65,590	1,820
Senior Housing Properties Trust	343,201	6,154
Ventas, Inc.	63,276	1,936
		11,194
Restaurants (1.0%)
Panera Bread Co., Class B (b) (c)	39,966	2,722
Retail - Catalog Shopping (1.9%)
Coldwater Creek, Inc. (b)	259,244	5,289
Retail - Discount (1.3%)
TJX Companies, Inc. (c)	141,991	3,625
Retail-Department Stores (1.2%)
Nordstrom, Inc. (c)	81,497	3,400
Semiconductors (7.6%)
Advanced Micro Devices, Inc. (b) (c)	284,469	11,907
Cypress Semiconductor Corp. (b) (c)	130,652	2,212
Freescale Semiconductor, Inc., Class A (b) (c)	85,327	2,147
OmniVision Technologies, Inc. (b) (c)	194,697	4,912
		21,178
Software & Computer Services (0.7%)
Verint Systems, Inc. (b)	54,252	1,967
Steel (0.6%)
Cleveland-Cliffs, Inc. (c)	14,700	1,585
Telecommunications-Equipment (1.5%)
Harris Corp.	90,055	4,181
Transportation Services (0.5%)
GATX Corp. (c)	33,891	1,346
Utilities-Electric (1.9%)
OGE Energy Corp. (c)	105,429	2,863
Wisconsin Energy Corp.	59,990	2,490
		5,353
Utilities-Natural Gas (1.7%)
Energen Corp.	37,517	1,464
Vectren Corp. (c)	116,039	3,175
		4,639
Utilities-Water (1.0%)
Aqua America, Inc. (c)	96,957	2,730
Total Common Stocks (Cost $218,627)		264,619

Depositary Receipts (0.7%)
Biotech HOLDRs Trust (c)	10,169	1,984
Total Depositary Receipts (Cost $1,379)		1,984

Investment Companies (0.5%)
iShares Russell Midcap Index Fund	15,367	1,420
Total Investment Companies (Cost $1,181)		1,420

Short-Term Securities Held as Collateral for Securities Lending (25.1%)
Pool of various securities for Victory Funds – footnote i (Securities Lending)	70,311	70,311

Total Short-Term Securities Held as Collateral for Securities Lending	70,311

Total Investments (Cost $299,744) (a)-123.9%	346,580
Liabilities in excess of other assets-(23.9)%	(66,974)
NET ASSETS-100.0%	$279,606

See notes to schedules of portfolio investments.

The Victory Portfolios

Stock Index Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares or Principal Amount	Value
Commercial Paper (1.1%)
HSBC Finance Corp., 4.50%, 2/1/06	$982	$982
Total Commercial Paper (Cost $982)		982

Common Stocks (97.8%)
Advertising (0.2%)
Interpublic Group of Cos., Inc. (b)	3,007	30
Omnicom Group, Inc.	1,314	108
		138
Aerospace/Defense (2.1%)
B.F. Goodrich Co.	897	35
Boeing Co.	5,959	407
General Dynamics Corp.	1,427	166
Honeywell International, Inc.	6,074	233
Lockheed Martin Corp.	2,583	175
Northrop Grumman Corp.	2,603	162
Raytheon Co., Class B	3,283	135
Rockwell Collins, Inc.	1,286	60
United Technologies Corp.	7,274	425
		1,798
Airlines (0.1%)
Southwest Airlines Co.	4,893	81
Aluminum (0.2%)
Alcoa, Inc.	6,338	200
Apparel & Footwear (0.4%)
Coach, Inc. (b)	2,828	102
Jones Apparel Group, Inc.	866	27
Liz Claiborne, Inc.	797	28
Nike, Inc., Class B	1,441	116
Reebok International Ltd.	384	23
VF Corp.	668	37
		333
Automotive (0.4%)
AutoNation, Inc. (b)	1,285	29
Ford Motor Co.	13,513	116
General Motors Corp.	4,257	102
Navistar International Corp. (b)	455	12
PACCAR, Inc.	1,274	89
		348
Automotive Parts (0.2%)
Dana Corp.	1,160	6
Eaton Corp.	1,181	78
Genuine Parts Co.	1,270	54
		138
Banks (7.2%)
AmSouth Bankcorp	2,580	71

Bank of America Corp.	33,703	1,491
Bank of New York Co., Inc.	5,716	182
BB & T Corp.	3,952	154
Comerica, Inc.	1,216	67
Compass Bancshares, Inc.	908	44
Fifth Third Bancorp	4,063	153
First Horizon National Corp.	917	35
Huntington Bancshares, Inc.	1,661	39
J.P. Morgan Chase & Co.	25,370	1,008
KeyCorp (e)	2,927	104
M&T Bank Corp.	583	63
Marshall & Ilsley Corp.	1,534	64
Mellon Financial Corp.	3,076	108
National City Corp.	4,046	138
North Fork Bancorporation, Inc.	3,521	91
Northern Trust Corp.	1,374	72
PNC Financial Services Group, Inc.	2,136	139
Regions Financial Corp.	3,291	109
State Street Corp.	2,416	146
SunTrust Banks, Inc.	2,652	189
Synovus Financial Corp.	2,275	63
U.S. Bancorp	13,155	393
Wachovia Corp.	11,323	621
Wells Fargo Co.	12,242	763
Zions Bancorporation	754	60
		6,367
Beverages (2.0%)
Anheuser-Busch Cos., Inc.	5,616	233
Brown-Forman Corp., Class B	609	43
Coca Cola Enterprises, Inc.	2,208	44
Coca-Cola Co.	15,049	623
Constellation Brands, Inc., Class A (b)	1,476	39
Molson Coors Brewing Co.	414	26
Pepsi Bottling Group, Inc.	995	29
PepsiCo, Inc.	11,975	684
		1,721
Biotechnology (1.4%)
Amgen, Inc. (b)	8,666	632
Biogen Idec, Inc. (b)	2,451	110
Chiron Corp. (b)	796	36
Genzyme Corp. (b)	1,878	133
Gilead Sciences, Inc. (b)	3,401	207
MedImmune, Inc. (b)	1,822	62
		1,180
Brokerage Services (1.0%)
Charles Schwab Corp.	7,718	114
Lehman Brothers Holdings, Inc.	1,952	274
Merrill Lynch & Co., Inc.	6,676	501
		889
Building - Residential & Commercial (0.2%)
Centex Corp.	952	68
D.R. Horton, Inc.	1,998	74
KB Home	562	43
		185
Building Materials (0.2%)
American Standard Cos., Inc.	1,330	48
Masco Corp.	3,058	91
Vulcan Materials Co.	779	56
		195

Casino Services (0.2%)
Harrah’s Entertainment, Inc.	1,345	99
International Game Technology	2,500	89
		188
Chemicals-General (1.4%)
Air Products & Chemicals, Inc.	1,680	104
Ashland, Inc.	539	36
Dow Chemical Co.	7,290	307
E.I. Du Pont de Nemours	6,866	269
Eastman Chemical Co.	606	29
Englehard Corp.	863	35
Hercules, Inc. (b)	835	10
Monsanto Co.	1,959	166
PPG Industries, Inc.	1,228	73
Praxair, Inc.	2,419	127
Rohm & Haas Co.	1,073	55
Sigma-Aldrich Corp.	500	32
		1,243
Commercial Services (0.5%)
Cendant Corp.	7,503	127
Cintas Corp.	1,011	43
Convergys Corp. (b)	1,058	18
Ecolab, Inc.	1,352	48
Live Nation, Inc. (b)	552	10
Moody’s Corp.	1,820	115
Paychex, Inc.	2,514	91
		452
Computers & Peripherals (4.8%)
Apple Computer, Inc. (b)	6,210	469
Cisco Systems, Inc. (b)	45,240	840
Computer Sciences Corp. (b)	1,367	69
Dell Computer Corp. (b)	17,314	507
Electronic Data Systems Corp.	3,807	96
EMC Corp. (b)	17,358	233
Gateway, Inc. (b)	1,938	5
Hewlett-Packard Co.	21,299	664
International Business Machines Corp.	11,500	936
Lexmark International Group, Inc. (b)	844	41
NCR Corp. (b)	1,323	49
Network Appliance, Inc. (b)	2,704	84
Sun Microsystems, Inc. (b)	24,473	110
Symbol Technologies, Inc.	1,773	22
Unisys Corp. (b)	2,538	17
		4,142
Consumer Products (0.5%)
Clorox Co.	1,094	65
Colgate-Palmolive Co.	3,795	209
Fortune Brands, Inc.	1,055	79
Newell Rubbermaid, Inc.	2,029	48
		401
Containers & Packaging (0.1%)
Ball Corp.	759	31
Bemis, Inc.	785	24
Pactiv Corp. (b)	1,027	23
Sealed Air Corp. (b)	600	33
		111
Cosmetics & Toiletries (2.1%)
Alberto Culver Co.	555	25
Avon Products, Inc.	3,343	95
Estee Lauder Cos., Class A	920	34
International Flavor & Fragance, Inc.	589	19

Kimberly-Clark Corp.	3,401	194
Procter & Gamble Co.	24,987	1,479
		1,846
Cruise Lines (0.2%)
Carnival Corp.	3,357	174
Distribution/Wholesale (0.2%)
Costco Wholesale Corp.	3,472	173
E-Commerce & Services (0.2%)
Amazon.com, Inc. (b)	2,237	101
Monster Worldwide, Inc. (b)	924	39
		140
Electrical Equipment (0.3%)
Emerson Electric Co.	3,072	238
W.W. Grainger, Inc.	560	40
		278
Electronics (3.4%)
American Power Conversion Corp.	1,264	30
General Electric Co.	76,466	2,505
JDS Uniphase Corp. (b)	12,291	38
Johnson Controls, Inc.	1,390	97
L-3 Communications Holdings, Inc.	894	72
Millipore Corp. (b)	376	26
Molex, Inc.	1,061	32
Parker-Hannifin Corp.	874	66
PerkinElmer, Inc.	961	22
Sanmina - SCI Corp. (b)	3,757	16
Solectron Corp. (b)	6,543	25
Tektronix, Inc.	625	18
Thermo Electron Corp. (b)	1,162	39
		2,986
Engineering (0.1%)
Fluor Corp.	631	55
Entertainment (0.4%)
The Walt Disney Co.	14,266	361
Environmental Control (0.2%)
Allied Waste Industries, Inc. (b)	1,618	15
Waste Management, Inc.	4,015	127
		142
Financial & Insurance (0.1%)
AMBAC Financial Group, Inc.	772	59
MBIA, Inc.	992	61
		120
Financial Services (5.9%)
American Express Co.	9,010	473
Ameriprise Financial, Inc.	1,772	72
Bear Stearns Cos., Inc.	770	97
Capital One Financial Corp.	2,165	180
CIT Group, Inc.	1,442	77
Citigroup, Inc.	37,202	1,732
Countrywide Credit Industries, Inc.	4,423	148
E*TRADE Financial Corp. (b)	2,885	69
Equifax, Inc.	955	37
Fannie Mae	7,094	411
Federated Investors, Inc., Class B	628	24
Franklin Resources, Inc.	1,092	108
Freddie Mac	4,971	337
Goldman Sachs Group, Inc.	3,388	479
H&R Block, Inc.	2,391	58

Janus Capital Group, Inc.	1,593	33
Morgan Stanley	7,956	489
SLM Corp.	3,106	174
T. Rowe Price Group, Inc.	956	73
		5,071
Food Distributors, Supermarkets & Wholesalers (0.5%)
Albertsons, Inc.	2,638	66
Kroger Co. (b)	5,336	98
Safeway, Inc.	3,200	75
SUPERVALU, Inc.	999	32
Sysco Corp.	4,541	140
		411
Food Processing & Packaging (1.0%)
Archer Daniels Midland Co.	4,677	147
Campbell Soup Co.	1,361	41
ConAgra, Inc.	3,753	78
General Mills, Inc.	2,628	128
H.J. Heinz Co.	2,449	83
Hershey Foods Corp.	1,326	68
Kellogg Co.	1,876	80
McCormick & Co., Inc.	980	30
Sara Lee Corp.	5,346	98
Tyson Foods, Inc., Class A	1,833	26
Wm. Wrigley Jr. Co.	1,312	84
		863
Forest Products-Lumber & Paper (0.4%)
International Paper Co.	3,584	117
Louisiana Pacific Corp.	773	23
MeadWestvaco Corp.	1,351	36
Temple-Inland, Inc.	822	39
Weyerhaeuser Co.	1,787	124
		339
Health Care (1.5%)
Coventry Health Care, Inc. (b)	1,211	72
HCA, Inc.	3,103	152
Health Management Associates, Inc., Class A	1,853	39
Humana, Inc. (b)	1,202	67
Manor Care, Inc.	573	22
McKesson Corp.	2,263	120
Medtronic, Inc.	8,700	492
WellPoint, Inc. (b)	4,838	372
		1,336
Heavy Machinery (0.5%)
Caterpillar, Inc.	4,886	332
Deere & Co.	1,747	125
		457
Homebuilders (0.1%)
Lennar Corp., Class A	965	60
Pulte Homes, Inc.	1,592	64
		124
Hospitals (0.0%)
Tenet Healthcare Corp. (b)	3,521	26
Hotels & Motels (0.3%)
Hilton Hotels Corp.	2,383	59
Marriott International, Inc., Class A	1,208	81
Starwood Hotels & Resorts Worldwide, Inc.	1,627	99
		239

Household Goods-Appliances, Furnishings & Electronics (0.1%)
Leggett & Platt, Inc.	1,359	33
Maytag Corp.	578	10
Whirlpool Corp.	504	41
		84
Instruments - Scientific (0.2%)
Applied Biosystems Group	1,389	39
Fisher Scientific International, Inc. (b)	911	61
Waters Corp. (b)	829	35
		135
Insurance (5.0%)
ACE Ltd.	2,378	130
Aetna, Inc.	2,093	203
Aflac, Inc.	3,678	173
Allstate Corp.	4,846	252
American International Group, Inc.	19,277	1,261
Aon Corp.	2,368	81
Chubb Corp.	1,472	139
CIGNA Corp.	934	114
Cincinnati Financial Corp.	1,295	59
Genworth Financial, Inc., Class A	2,739	90
Hartford Financial Services Group, Inc.	2,226	183
Jefferson-Pilot Corp.	985	57
Lincoln National Corp.	1,271	69
Loews Corp.	992	98
Marsh & McLennan Cos., Inc.	3,941	120
MetLife, Inc.	5,551	278
MGIC Investment Corp.	667	44
Principal Financial Group	2,053	97
Progressive Corp.	1,469	154
Prudential Financial, Inc.	3,771	283
Safeco Corp.	917	48
St. Paul Cos., Inc.	5,083	231
Torchmark Corp.	768	43
UnumProvident Corp.	2,197	45
XL Capital Ltd., Class A	1,298	88
		4,340
Internet Business Services (0.6%)
eBay, Inc. (b)	8,199	354
Symantec Corp. (b)	8,231	151
		505
Internet Service Provider (0.4%)
Yahoo, Inc. (b)	8,937	307
Leisure & Recreation Products (0.0%)
Brunswick Corp.	720	27
Machine-Diversified (0.2%)
Cummins Engine, Inc.	336	33
Dover Corp.	1,485	68
Rockwell International Corp.	1,317	87
		188
Manufacturing -Capital Goods (0.2%)
Cooper Industries Ltd.	646	53
Illinois Tool Works, Inc.	1,500	126
		179
Manufacturing-Diversified (0.6%)
Ingersoll-Rand Co., Ltd., Class A	2,397	94
Tyco International, Ltd.	14,723	384
		478

Manufacturing-Miscellaneous (1.1%)
3M Co.	5,587	406
Corning, Inc. (b)	11,194	273
Danaher Corp.	1,801	102
ITT Industries, Inc.	648	66
Pall Corp.	906	26
Textron, Inc.	977	83
		956
Media (1.4%)
E.W. Scripps Co., Class A	622	30
News Corp., Class A	17,823	281
Time Warner, Inc.	33,618	589
Univision Communications, Inc. (b)	1,669	53
Viacom, Inc., Class B (b)	5,752	239
		1,192
Medical Services (1.3%)
Caremark Rx, Inc. (b)	3,300	163
Express Scripts, Inc. (b)	1,070	98
Laboratory Corp. of America Holdings (b)	974	57
Medco Health Solutions, Inc. (b)	2,223	120
Quest Diagnostics, Inc.	1,223	60
UnitedHealth Group, Inc.	9,998	594
		1,092
Medical Supplies (1.3%)
Bausch & Lomb, Inc.	389	26
Baxter International, Inc.	4,578	169
Becton Dickinson & Co.	1,810	117
Biomet, Inc.	1,828	69
Boston Scientific Corp. (b)	4,254	93
C.R. Bard, Inc.	770	49
Guidant Corp.	2,414	178
Patterson Cos., Inc. (b)	1,016	35
St. Jude Medical, Inc. (b)	2,644	130
Stryker Corp.	2,101	105
Zimmer Holdings, Inc. (b)	1,759	121
		1,092
Medical-Information Systems (0.0%)
IMS Health, Inc.	1,707	42
Mining (0.2%)
Newmont Mining Corp.	3,198	198
Motorcycles (0.1%)
Harley-Davidson, Inc.	2,020	108
Newspapers (0.3%)
Gannett Co., Inc.	1,744	108
Knight-Ridder, Inc.	512	32
New York Times Co., Class A	1,075	30
Tribune Co.	1,937	56
		226
Office Equipment & Supplies (0.4%)
Avery Dennison Corp.	823	49
OfficeMax, Inc.	531	15
Pitney Bowes, Inc.	1,668	71
Staples, Inc.	5,437	130
Xerox Corp. (b)	7,010	100
		365
Oil & Gas Exploration, Production & Services (2.0%)
Anadarko Petroleum Corp.	1,825	197

Apache Corp.	2,546	192
Burlington Resource, Inc.	2,791	254
Devon Energy Corp.	3,441	235
EOG Resources, Inc.	1,843	156
Kerr-McGee Corp.	869	96
Murphy Oil Corp.	1,248	71
Nabors Industries Ltd. (b)	1,193	97
Noble Corp.	1,032	83
Rowan Cos., Inc.	831	37
Transocean, Inc. (b)	2,463	200
XTO Energy, Inc.	2,702	133
		1,751
Oil Marketing & Refining (0.5%)
Sunoco, Inc.	1,057	101
Valero Energy Corp.	4,748	296
		397
Oil-Integrated Companies (5.9%)
Amerada Hess Corp.	610	94
Chevron Corp.	16,853	1,001
ConocoPhillips	10,321	668
Exxon Mobil Corp.	46,647	2,926
Marathon Oil Corp.	2,792	215
Occidental Petroleum Corp.	3,042	297
		5,201
Oilfield Services & Equipment (1.6%)
Baker Hughes, Inc.	2,532	196
BJ Services Co.	2,418	98
Halliburton Co.	3,875	308
National Oilwell Varco, Inc. (b)	1,298	99
Schlumberger Ltd.	4,430	565
Weatherford International, Ltd. (b)	2,567	115
		1,381
Paint, Varnishes, Enamels (0.1%)
Sherwin-Williams Co.	826	44
Pharmaceuticals (6.5%)
Abbott Laboratories	11,131	480
Allergan, Inc.	960	112
AmerisourceBergen Corp.	1,508	66
Bristol-Myers Squibb Co.	14,223	324
Cardinal Health, Inc.	3,063	221
Eli Lilly & Co.	8,179	463
Forest Laboratories, Inc. (b)	2,469	114
Hospira, Inc. (b)	1,164	52
Johnson & Johnson	21,385	1,230
King Pharmaceuticals, Inc. (b)	1,716	32
Merck & Co., Inc.	15,523	536
Mylan Laboratories, Inc.	1,591	31
Pfizer, Inc.	54,391	1,396
Schering-Plough Corp.	10,877	208
Watson Pharmaceuticals, Inc. (b)	754	25
Wyeth	9,742	451
		5,741
Photography (0.1%)
Eastman Kodak Co.	2,133	54
Pipelines (0.3%)
El Paso Corp.	4,832	65
Kinder Morgan, Inc.	772	74
Williams Cos., Inc.	4,357	104
		243

Primary Metal & Mineral Production (0.2%)
Freeport-McMoRan Copper & Gold, Inc., Class B	1,324	85
Phelps Dodge Corp.	713	115
		200
Publishing (0.3%)
Dow Jones & Co., Inc.	435	17
McGraw-Hill Cos., Inc.	2,756	140
Meredith Corp.	308	17
R.R. Donnelley & Sons Co.	1,589	52
		226
Radio & Television (0.6%)
Clear Channel Communications, Inc.	3,959	116
Comcast Corp., Class A (b)	15,626	435
		551
Railroads (0.7%)
Burlington Northern/Santa Fe, Inc.	2,712	217
CSX Corp.	1,588	85
Norfolk Southern Corp.	3,015	150
Union Pacific Corp.	1,896	168
		620
Real Estate Investment Trusts (0.8%)
Apartment Investment & Management Co., Class A	695	30
Archstone-Smith Trust	1,551	73
Equity Office Properties Trust	2,979	95
Equity Residential Properties Trust	2,145	91
Plum Creek Timber Co., Inc.	1,359	50
ProLogis	1,799	92
Public Storage, Inc.	610	44
Simon Property Group, Inc.	1,366	113
Vornado Realty Trust	873	77
		665
Restaurants (0.8%)
Darden Restaurants, Inc.	835	34
McDonald’s Corp.	9,385	328
Starbucks Corp. (b)	5,670	180
Wendy’s International, Inc.	858	51
Yum! Brands, Inc.	2,060	102
		695
Retail (1.6%)
Best Buy Co., Inc.	2,974	151
Dollar General Corp.	2,350	40
Target Corp.	6,517	357
Wal-Mart Stores, Inc.	18,342	845
		1,393
Retail - Apparel/Shoe (0.2%)
Gap, Inc.	4,199	76
Limited Brands, Inc.	2,597	61
		137
Retail - Discount (0.1%)
Big Lots, Inc. (b)	863	12
Family Dollar Stores, Inc.	1,133	27
TJX Companies, Inc.	3,423	87
		126
Retail - Food (0.1%)
Whole Foods Market, Inc.	1,092	81

Retail-Department Stores (0.6%)
Dillard’s, Inc., Class A	456	12
Federated Department Stores, Inc.	2,031	136
J.C. Penney Co., Inc.	1,744	97
Kohl’s Corp. (b)	2,590	115
Nordstrom, Inc.	1,614	67
Sears Holdings Corp. (b)	752	91
		518
Retail-Drug Stores (0.6%)
CVS Corp.	6,074	169
Walgreen Co.	7,503	324
		493
Retail-Specialty Stores (1.5%)
AutoZone, Inc. (b)	416	41
Bed Bath & Beyond, Inc. (b)	2,163	81
Circuit City Stores, Inc.	1,204	30
Home Depot, Inc.	15,553	630
Lowe’s Cos., Inc.	5,709	363
Office Depot, Inc. (b)	2,200	73
RadioShack Corp.	1,068	24
Tiffany & Co.	1,071	40
		1,282
Rubber & Rubber Products (0.0%)
Cooper Tire & Rubber Co.	461	7
Goodyear Tire & Rubber Co. (b)	1,286	20
		27
Savings & Loans (0.6%)
Golden West Financial Corp.	1,853	131
Sovereign Bancorp, Inc.	2,625	57
Washington Mutual, Inc.	7,309	309
		497
Schools & Educational Services (0.1%)
Apollo Group, Inc. (b)	1,140	63
Semiconductors (3.1%)
Advanced Micro Devices, Inc. (b)	2,898	121
Altera Corp. (b)	2,704	52
Analog Devices, Inc.	2,724	108
Applied Materials, Inc.	11,826	225
Applied Micro Circuits Corp. (b)	2,277	7
Broadcom Corp. (b)	2,122	145
Freescale Semiconductor, Inc., Class B (b)	3,022	76
Intel Corp.	44,189	941
KLA-Tencor Corp.	1,478	77
Linear Technology Corp.	2,263	84
LSI Logic Corp. (b)	2,997	27
Maxim Integrated Products, Inc.	2,434	100
Micron Technology, Inc. (b)	4,468	66
National Semiconductor Corp.	2,553	72
Novellus Systems, Inc. (b)	975	28
NVIDIA Corp. (b)	1,258	57
PMC-Sierra, Inc. (b)	1,383	13
QLogic Corp. (b)	598	24
Teradyne, Inc. (b)	1,497	26
Texas Instruments, Inc.	11,986	350
Xilinx, Inc.	2,568	72
		2,671
Software & Computer Services (4.0%)
Adobe Systems, Inc.	3,872	154
Affiliated Computer Services, Inc., Class	898	56

A (b)
Autodesk, Inc.	1,650	67
Automatic Data Processing, Inc.	4,257	187
BMC Software, Inc. (b)	1,583	35
Citrix Systems, Inc. (b)	1,282	40
Computer Associates International, Inc.	3,390	93
Compuware Corp. (b)	2,780	23
Electronic Arts, Inc. (b)	2,212	121
First Data Corp.	5,571	251
Fiserv, Inc. (b)	1,343	59
Intuit, Inc. (b)	1,330	70
Microsoft Corp.	67,287	1,894
Novell, Inc. (b)	2,773	27
Oracle Corp. (b)	28,422	357
Parametric Technology Corp. (b)	1,825	11
Siebel Systems, Inc.	3,879	41
		3,486
Staffing (0.1%)
Robert Half International, Inc.	1,244	45
Steel (0.2%)
Allegheny Technologies, Inc.	621	32
Nucor Corp.	1,121	95
United States Steel Corp.	835	50
		177
Telecommunications (0.1%)
Citizens Communications Co.	2,458	30
Qwest Communications International, Inc. (b)	10,884	66
		96
Telecommunications-Services & Equipment (1.7%)
ADC Telecommunications, Inc. (b)	828	21
Agilent Technologies, Inc. (b)	3,022	102
Andrew Corp. (b)	1,212	16
Avaya, Inc. (b)	3,057	32
CIENA Corp. (b)	4,099	16
Comverse Technology, Inc. (b)	1,515	41
Jabil Circuit, Inc. (b)	1,260	51
Lucent Technologies, Inc. (b)	31,607	83
Motorola, Inc.	18,344	417
QUALCOMM, Inc.	12,346	593
Scientific-Atlanta, Inc.	1,128	48
Tellabs, Inc. (b)	3,264	42
		1,462
Television (0.2%)
CBS Corp., Class B	5,752	150
Tobacco (1.2%)
Altria Group, Inc.	14,468	1,047
Tobacco & Tobacco Products (0.1%)
Reynolds American, Inc.	623	63
UST, Inc.	1,190	46
		109
Tools & Hardware Manufacturing (0.1%)
Black & Decker Corp.	571	49
Snap-on, Inc.	417	17
Stanley Works	528	26
		92

Toys (0.1%)
Hasbro, Inc.	1,302	28
Mattel, Inc.	3,056	50
		78
Transportation Services (1.0%)
FedEx Corp.	2,201	223
United Parcel Service, Inc.	8,078	605
		828
Travel Services (0.0%)
Sabre Holdings Corp., Class A	961	24
Trucking & Leasing (0.0%)
Ryder Systems, Inc.	471	21
Utilities-Electric (3.1%)
AES Corp. (b)	4,787	82
Allegheny Energy, Inc. (b)	1,170	41
Ameren Corp.	1,492	76
American Electric Power Co.	2,906	108
CenterPoint Energy, Inc.	2,270	29
Cinergy Corp.	1,467	64
CMS Energy Corp. (b)	1,548	22
Consolidated Edison Co. of New York, Inc.	1,773	83
Constellation Energy Group, Inc.	1,291	75
Dominion Resources, Inc.	2,530	191
DTE Energy Co.	1,304	55
Duke Energy Corp.	6,830	194
Dynergy, Inc. (b)	2,277	13
Edison International	2,361	103
Entergy Corp.	1,514	105
Exelon Corp.	4,813	277
FirstEnergy Corp.	2,378	119
FPL Group, Inc.	2,888	121
NiSource, Inc.	1,967	40
PG&E Corp.	2,501	93
Pinnacle West Capital Corp.	716	31
PPL Corp.	2,776	84
Progress Energy, Inc.	1,832	80
Public Service Enterprise Group	1,788	124
Southern Co.	5,410	188
TECO Energy, Inc.	1,515	26
TXU Corp.	3,510	178
Xcel Energy, Inc.	2,942	57
		2,659
Utilities-Natural Gas (0.2%)
KeySpan Corp.	1,242	45
NICOR, Inc.	326	13
Peoples Energy Corp.	281	10
Sempra Energy	1,880	91
		159
Utilities-Telecommunications (2.9%)
Alltel Corp.	2,820	169
AT&T, Inc.	28,584	742
BellSouth Corp.	13,310	383
CenturyTel, Inc.	970	32
Sprint Nextel Corp.	21,941	502
Verizon Communications, Inc.	21,638	686
		2,514
Total Common Stocks (Cost $32,731)		84,769

U.S. Treasury Bills (0.9%)
3.84%, 3/16/06 (f)	750	746
Total U.S. Treasury Bills (Cost $747)		746

Total Investments (Cost $34,460) (a) - 99.8%		86,497
Other assets in excess of liabilities - 0.2%		166
NET ASSETS - 100.0%		$86,663

See notes to schedules of portfolio investments.

The Victory Portfolios

Tax-Free Money Market Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares or Principal Amount	Value
Municipal Bonds (86.4%)
Alabama (2.9%)
Housing Finance Authority Revenue,
Multifamily Housing, Hillwood Project,
Series H, 3.06%*, 12/15/30, FNMA	$3,330	$3,330
Housing Finance Authority Revenue,
Multifamily Housing, Inverness Project,
Series G, 3.06%*, 12/15/30, FNMA	4,000	4,000
Housing Finance Authority Revenue,
Multifamily Housing, Rocky Ridge
Project, Series F, 3.06%*, 12/15/30,
FNMA	6,000	6,000
		13,330
Arizona (1.4%)
Cochise County Pollution Control Corp.
Solid Waste Disposal Revenue, 2.88%*,
9/1/24, AMT	5,100	5,100
Pima County, Industrial Development
Authority, IDR, Brush Wellman, Inc.
Project, 3.10%*, 9/1/09, LOC Bank One
N.A.	1,200	1,200
		6,300
Colorado (0.4%)
Weld County EDR, Hudson LLC
Project, 3.14%*, 10/1/25, LOC Wells
Fargo Bank N.A. AMT	1,750	1,750
Florida (5.2%)
Brevard County Health Facilities
Authority Revenue, Wuesthoff Health
Systems Income Project, 3.03%*, 1/1/34,
LOC Suntrust Bank	4,500	4,500
Broward County Educational Facilities
Authority Revenue, Nova Southeastern,
Series C, 3.08%*, 4/1/24, LOC Bank of
America N.A.	2,200	2,200
Orange County Health Facilities
Authority Revenue, SHCC Services
Income Project, 3.02%*, 12/1/23, LOC
Suntrust Bank	6,515	6,515
Putnam County Development Authority
Pollution Control Revenue, Seminole
Electric, 2.80%*, 3/15/14	2,720	2,720
Putnam County Development Authority
Pollution Control Revenue, Seminole
Electric Cooperative, Series D, 3.27%*,
12/15/09	8,000	8,000
		23,935

Georgia (4.5%)
Fulton County Development Authority
Revenue, Galloway Schools Income
Project, 3.03%*, 7/1/22, LOC Suntrust
Bank	7,000	7,000
Fulton County Development Authority
Revenue, Holy Innocents School Project,
3.03%*, 2/1/18, LOC Suntrust Bank	2,420	2,420
Fulton County Development Authority
Revenue, Westminster Schools Income
Project, 3.03%*, 11/1/28, LOC Suntrust
Bank	7,340	7,340
Thomasville Hospital Authority
Revenue, Anticipation Certificates, JD
Archbold, 3.03%*, 11/1/23, LOC Suntrust
Bank	3,900	3,900
		20,660
Illinois (13.4%)
Chicago Revenue, Noble Street Charter
School, 3.09%*, 6/1/24, LOC Bank One
N.A.	2,100	2,100
Development Finance Authority
Revenue, Derby Industries, Inc. Project,
3.13%*, 12/1/11, LOC Fifth Third Bank
AMT	1,400	1,400
Development Finance Authority
Revenue, Museum of Contemporary Arts
Project, 3.05%*, 2/1/29, LOC Bank One
N.A.	6,300	6,300
Development Finance Authority
Revenue, Providence St. Mellon School
Project, 3.09%*, 6/1/37, LOC Bank One
N.A.	4,900	4,900
Development Finance Authority
Revenue, Solid Waste Disposal,
Develgroup LLC Project, Series A,
3.13%*, 1/1/21, LOC Bank One N.A.
AMT	1,875	1,875
Development Finance Authority
Revenue, WDC Partners LLC Project,
3.62%*, 7/1/21, LOC Bank One N.A.
AMT	1,430	1,430
Development Finance Authority, IDR,
Industrial Steel Construction, Inc. Project,
3.13%*, 7/15/23, LOC Bank One N.A.
AMT	3,410	3,410
Development Finance Authority, IDR,
Technifast Industries, Inc., Series A,
3.54%*, 8/1/26, LOC Bank One N.A.
AMT	3,645	3,645
East St. Louis Tax Increment, Public
Library Project, 3.12%*, 12/1/09, LOC
Bank of America N.A.	1,560	1,560
Educational Facilities Authority
Revenue, National Louis University,
Series B, 3.03%*, 6/1/29, LOC Bank One
N.A.	6,000	6,000
Finance Authority Revenue, YMCA
Metro Chicago Project, 3.05%*, 6/1/34,
LOC Harris Trust & Savings Bank	5,000	5,000

Galesburg, Knox College Project,
3.10%*, 3/1/31, LOC LaSalle National
Bank N.A.	5,000	5,000
Glendale Heights, IDR, Hudapack Metal
Project, 3.23%*, 9/1/18, LOC Bank One
Wisconsin AMT	2,430	2,430
Hanover Park, IDR, Spectra-Tech, Inc.
Project, 3.25%*, 8/1/17, LOC Harris Trust
& Savings Bank AMT	1,055	1,055
Health Facilities Authority Revenue,
Blessing Hospital, 3.07%*, 11/15/29	400	400
International Port District Revenue,
3.04%*, 1/1/23, LOC LaSalle National
Bank N.A.	2,000	2,000
Naperville Revenue, Dupage Childrens
Museum Project, 3.09%*, 6/1/30, LOC
Bank One N.A.	5,900	5,900
Springfield Electric Revenue, 6.00%,
3/1/06	1,050	1,052
Upper Illinois River Valley Development
Authority Revenue, Advanced Flexible
Project, 3.13%*, 6/1/25, LOC ABN
AMRO Bank AMT	1,760	1,760
West Chicago, IDR, Liquid Container
Project, 3.05%*, 3/1/15, LOC Bank of
America N.A.	1,000	1,000
Will County Exempt Facilities Revenue,
BP Amoco Chemical Co. Project,
3.16%*, 7/1/33, Guarantee Agreement BP
PLC AMT	1,100	1,100
Yorkville, IDR, Wheaton & Co., Inc.
Project, 3.13%*, 4/1/16, LOC Bank One
N.A. AMT	1,400	1,400
		60,717
Indiana (8.6%)
Bond Bank Revenue, Advanced Funding
Project Notes, 5.00%, 2/1/06, AMBAC	1,000	1,000

Elkhart County, EDR, Hinsdale Farms
Ltd. Project, 3.13%*, 10/1/17, LOC Bank
One N.A. AMT	2,340	2,340
Fort Wayne, EDR, PHD, Inc. Project,
3.35%*, 5/1/15, LOC Wells Fargo Bank
N.A. AMT	2,200	2,200
Greenwood, IDR, Jacks Investments
LLC Project, 3.13%*, 2/1/16, LOC Bank
One Indianapolis AMT	1,260	1,260
Health Facilities Financing Authority
Revenue, Crossroads Rehabilitation
Center Project, 3.09%*, 7/1/24, LOC Bank
One N.A.	2,035	2,035
Indianapolis, EDR, White Arts, Inc.
Project, 3.14%*, 6/1/06, LOC General
Electric Capital Corp.	4,300	4,300
Mooresville Viking Air Tools, 3.35%*,
3/1/19, LOC Wells Fargo Bank N.A.
AMT	2,560	2,560
Noblesville, Rivers Edge Apartments
Project, 3.14%*, 7/1/22, LOC Bank One
Indianapolis	2,490	2,490

Plymouth, EDR, Witt Co. Project,
3.14%*, 5/1/12, LOC U.S. Bank N.A.	2,045	2,045
State Development Finance Authority
Revenue, Custom Lights, Inc. Project,
3.13%*, 12/1/15, LOC Bank One Indiana
N.A. AMT	2,200	2,200
State Development Finance Authority
Revenue, EDR, Bhar Associates, Inc.
Project, 3.54%*, 8/1/16, LOC Bank One
Indiana N.A. AMT	1,685	1,685
State Development Finance Authority
Revenue, Educational Facilities, Model
Aeronautics, 3.14%*, 1/1/21, LOC Bank
One Indiana N.A.	3,400	3,400
State Development Finance Authority
Revenue, Educational Facilities, Youth
Opportunity Center, 3.09%*, 1/1/24, LOC
Bank One Indiana N.A.	4,900	4,900
State Development Finance Authority,
EDR, Daubert VCI, Inc. Project, 3.13%*,
8/1/13, LOC Bank One N.A. AMT	1,565	1,565
State Development Finance Authority,
EDR, I Corp Haulin Trailers Project,
3.13%*, 12/1/17, LOC Bank One Indiana
N.A. AMT	1,200	1,200
State Educational Facilities Authority
Revenue, University of Evansville, Series
B, 3.14%*, 12/1/29, LOC Fifth Third
Bank	4,100	4,100
		39,280
Iowa (1.5%)
Urbandale, IDR, Interstate Acres LP,
3.17%*, 12/1/14, LOC Principal Mutual	6,000	6,000
West Des Moines Revenue, Woodgrain
Millwork Income Project, 3.24%*, 4/1/10,
LOC Wells Fargo Bank N.A.	1,080	1,080
		7,080
Kentucky (5.8%)
Covington, Industrial Building Revenue,
St. Charles Center, Inc., 3.09%*, 11/1/13,
LOC U.S. Bank N.A.	2,125	2,125
Crestview Hill Industrial Building
Revenue, Thomas Moore College Project,
3.09%*, 11/1/26, LOC Fifth Third Bank	4,235	4,235
Dayton Industrial Building Revenue,
Woodcraft Manufacturing Co., Inc.
Project, 3.34%*, 5/1/17, LOC Fifth Third
Bank	460	460
Economic Development Finance
Authority Hospital Facilities Revenue,
Health Alliance, Series D, 3.00%*, 1/1/22,
MBIA, SPA Credit Suisse First Boston	6,550	6,550
Economic Development Finance
Authority, Hospital Facilities Revenue,
Highland Regional Project, Series A,
3.12%*, 8/1/13, LOC U.S. Bank N.A.	4,600	4,600

Kenton County Industrial Building
Revenue, Baptist Convalescent Center,
3.07%*, 7/1/18, LOC Fifth Third Bank	2,300	2,300
Lexington-Fayette Urban County
Government Industrial Building Revenue,
LTS Housing Corp., Inc. Project, 3.10%*,
11/1/28, LOC National City Bank	3,090	3,090
Pulaski County Solid Waste Disposal
Revenue, National Rural Utilities, Series
B, 2.85%*, 8/15/23, AMT	2,250	2,250
Somerset, Industrial Building Revenue,
Glen Oak Lumber & Mining, 3.13%*,
4/1/11, LOC Bank One Milwaukee N.A.
AMT	1,035	1,035
		26,645
Maryland (0.6%)
State Health & Higher Educational
Facilities Authority Revenue, French
International School, 3.03%*, 9/1/34, LOC
Suntrust Bank	2,900	2,900
Michigan (4.6%)
Farmington Hills Economic
Development Corp., Limited Obligation
Revenue, Brookfield Building
Association, 3.08%*, 11/1/10, LOC
Comerica Bank	890	890
Higher Educational Facilties Authority
Revenue, Limited Obligation, Hope
College, 3.06%*, 4/1/34, LOC Bank One
N.A.	2,800	2,800
Jackson County Economic Development
Corp., Melling Tool Co. Project, 3.19%*,
8/1/18, LOC Comerica Bank AMT	4,585	4,585
Jackson Public Schools, GO, Series B,
3.75%, 5/24/06, LOC Comerica Bank	3,000	3,007
State Strategic Fund Limited Obligation
Revenue, Agape Plastics, Inc. Project,
3.35%*, 11/1/28, LOC Bank One
Michigan AMT	1,600	1,600
State Strategic Fund Limited Obligation
Revenue, Grosse Point Academy, 3.08%*,
8/1/30, LOC Comerica Bank	2,100	2,100
State Strategic Fund Limited Obligation
Revenue, Non-Ferrous Cast Alloys
Project, 3.35%*, 3/1/19, LOC Bank One
Michigan AMT	1,200	1,200
State Strategic Fund Limited Obligation
Revenue, Oak Industrial Drive Project,
3.19%*, 11/1/33, LOC Comerica Bank
AMT	4,770	4,770
		20,952
Minnesota (2.3%)
Buffalo, IDR, Ekon Powder Coating
Project, 3.24%*, 3/1/17, LOC Wells Fargo
Bank N.A. AMT	1,525	1,525
New Brighton, IDR, Donatelle Holdings
Project, 3.24%*, 5/1/12, LOC Wells
Fargo Bank N.A. AMT	1,850	1,850

Red Wing Port Authority, IDR, D.L.
Ricci Corp. Project, 3.24%*, 10/1/20,
LOC Wells Fargo Bank N.A. AMT	925	925
School Districts Tax & Aid Anticipation
Borrowing Program Certificates,
4.00%, 9/12/06, School District Credit
Program Insured	6,000	6,037
		10,337
Mississippi (0.3%)
Blue Mountain, IDR, Blue Mountain
Production Co. Project, 3.25%*, 10/1/08,
LOC Harris Trust & Savings Bank
AMT	1,600	1,600
Missouri (4.8%)
Kansas City, IDR, Century Avenue
Association, 3.40%*, 12/1/11, LOC Bank
of America AMT	4,900	4,900
St. Charles County Industrial
Development Authority Revenue, Cedar
Ridge Project, 3.07%*, 5/15/31, FNMA	11,280	11,280
State Highways & Transportation
Commission State Road Revenue, Third
Lien, Series B-1, 3.01%*, 5/1/15, LOC
State Street B & T Co.	6,000	6,000
		22,180
New Hampshire (1.2%)
Manchester Housing Authority
Multifamily Revenue, Wall Street Tower,
Series A, 3.05%*, 6/15/15, LOC PNC
Bank N.A.	5,525	5,525
North Carolina (0.4%)
Moore County Industrial Facilities &
Pollution Control Authority Revenue,
Perdue Farms, Inc. Project, 3.02%*,
6/1/10, LOC Rabobank Nederland	2,050	2,050
Ohio (5.8%)
Ashtabula County Hospital Facilities
Revenue, Astabula County Medical Center
Project, 3.05%*, 12/1/07, LOC Bank One
N.A.	855	855
Cleveland Waterworks Revenue, Series
L, 3.01%*, 1/1/33, FGIC, SPA
Westdeutshe Landesbank	11,100	11,100
Cuyahoga County Hospital Facilities
Revenue, Sisters Charity Health Systems,
3.06%*, 11/1/30, LOC National City
Bank	10,100	10,100
Green Healthcare Revenue, Greater
Akron-Canton Project, 3.15%*, 7/1/19,
LOC National City Bank	1,380	1,380
State Air Quality Development
Authority Revenue, Pollution Control,
Ohio Edison, Series C, 3.07%*, 6/1/23,
LOC Wachovia Bank N.A.	3,020	3,020
		26,455

Oklahoma (0.5%)
Muskogee Medical Center Authority
Revenue, 3.07%*, 10/1/32, LOC Bank of
America N.A.	2,300	2,300
Pennsylvania (5.1%)
Benzinger Township Hospital Authority,
Elk Regional Health System, 3.05%*,
12/1/30, LOC PNC Bank N.A.	1,400	1,400
Chester County Industrial Development
Authority Revenue, Archdiocese of
Philadelphia, 3.05%*, 7/1/31, LOC
Wachovia Bank N.A.	2,300	2,300
College Township Industrial Authority,
IDR, Ball Corp. Project, 3.09%*, 11/1/11,
LOC Bank One N.A.	4,500	4,500
Erie County Hospital Authority, Mercy
Terrace Project, 3.10%*, 8/1/18, LOC
Chase Bank of Texas N.A.	1,645	1,645
Luzerne County, IDR, YMCA
Wilkes-Barre Project, 3.10%*, 10/1/31,
LOC PNC Bank N.A.	4,740	4,740
Philadelphia Authority, IDR, Chestnut
Hill Academy, 3.05%*, 12/1/35, LOC
Wachovia Bank N.A.	2,250	2,250
Philadelphia Authority, IDR,
Newcourtland Elder Services Project,
3.05%*, 3/1/27, LOC PNC Bank N.A.	2,800	2,800
State Higher Educational Facilities
Authority Revenue, Kings College,
3.63%, 5/1/18	3,760	3,771
		23,406
South Carolina (2.4%)
Educational Facilities Authority
Revenue, Private Nonprofit Institutions,
Erskine College Project, 3.07%*, 10/1/23,
LOC Bank of America N.A.	2,600	2,600
Jobs Economic Development Authority
Revenue, Sister of Charity Hospitals,
3.06%*, 11/1/32, LOC Wachovia Bank
N.A.	8,400	8,400
		11,000
Tennessee (0.7%)
Metropolitan Government Nashville &
Davidson County, Health & Educational
Facilities Board Revenue, Belmont
University Project, Series A, 3.02%*,
12/1/23	3,200	3,200
Texas (4.4%)
Brownsville Utility Systems Revenue,
Series A, 3.01%*, 9/1/27, MBIA, SPA
Bank of America N.A.	830	830
Gulf Coast Waste Disposal Authority
Environmental Facilities Revenue, BP
Product, North America Project, 3.16%*,
7/1/34, AMT	1,000	1,000
Gulf Coast Waste Disposal Authority,
Pollution Control Revenue, Amoco Oil
Co. Project, 3.16%*, 5/1/23, AMT	1,000	1,000

Houston Area Water Corp. Contract
Revenue, Northeast Water Purification
Project, 5.00%, 3/1/06, FGIC	1,115	1,117
State TRAN, GO, 4.50%, 8/31/06	15,000	15,126
West Side Calhoun County
Environmental Facilities Revenue, BP
Chemicals Income Project, 3.16%*,
10/1/30, AMT	1,000	1,000
		20,073
Virginia (1.1%)
Roanoke Industrial Development
Authority Hospital Revenue, Carilion
Health Systems, Series C-1, 3.05%*,
7/1/27, FSA, SPA Wachovia Bank
N.A.	4,900	4,900
Washington (0.6%)
State Housing Finance Commission
Nonprofit Revenue, Evergreen School
Project, 3.04%*, 7/1/28, LOC Wells Fargo
Bank N.A.	2,620	2,620
West Virginia (0.2%)
State Hospital Finance Authority
Hospital Revenue, West Virginia
University Hospital, Series A, 4.50%*,
6/1/06, FSA	1,000	1,004
Wisconsin (7.7%)
Clinton Community School District,
TRAN
, 3.15%, 9/26/06	1,820	1,821
Evansville, IDR, Stoughton Trailers,
Inc., 3.13%*, 12/1/08, LOC Bank One
Milwaukee N.A. AMT	5,980	5,980
Fall Creek School District, TRAN,
3.15%, 9/15/06	1,475	1,476
Fitchburg, IDR, 3.13%*, 12/1/18, LOC
Bank One Wisconsin AMT	1,850	1,850
Fort Atkinson, IDR, Lorman Iron &
Metal, 3.23%*, 12/1/11, LOC Bank One
N.A. AMT	890	890
Lawrence, IDR, R. Lewis & R. Lewis
LLC Project, 3.26%*, 8/1/27, LOC Bank
One N.A. AMT	1,000	1,000
Middleton-Cross Plains Area School
District, BAN, 4.00%, 12/1/06 (g)	1,875	1,879
Minocqua Hazelhurst School District,
TRAN, 3.10%, 10/5/06	1,100	1,101
Pewaukee School District, TRAN,
3.05%, 9/13/06	7,000	7,001
River Falls, IDR, Quadion Corporate
Project, 3.14%*, 11/1/14, LOC U.S. Bank
AMT	1,055	1,055
Rolling, IDR, Kretz Lumberg, Inc.
Project, 3.35%*, 11/1/11, LOC Bank One
Wisconsin AMT	2,620	2,620
State, GO, Series A, 4.50%, 5/1/06,
FGIC	5,000	5,016
Two Rivers Public School District,
Series A, TRAN, 3.10%, 9/29/06 (h)	3,750	3,753

		35,442
Total Municipal Bonds (Amortized Cost $395,641)		395,641

Commercial Paper (13.8%)
Florida (0.9%)
Local Government Finance TECP,
3.16%, 3/6/06, LOC Wachovia Bank
N.A.	4,000	4,000
Kansas (1.1%)
Burlington Electric Power TECP,
3.11%, 2/6/06	5,000	5,000
Massachusetts (1.6%)
Health and Education TECP, 3.10%,
2/9/06	7,342	7,342
Nevada (1.5%)
Clark County TECP, 3.10%, 2/7/06	4,900	4,900
Clark County, Series A, TECP, 3.08%,
2/21/06	2,000	2,000
		6,900
Texas (8.7%)
Department of Transportation TECP,
3.16%, 2/3/06, LOC Bank of America	10,000	10,000
Department of Transportation, St. Henry,
TECP, 3.08%, 2/8/06, LOC Bank of
America	10,170	10,170
Department of Transportation, St. Henry,
TECP, 3.08%, 2/10/06, LOC Bank of
America	10,000	10,000
Texas A&M University System TECP,
3.12%, 2/10/06	4,400	4,400
Upper Trinity Regulatory Water, 3.20%,
6/9/06, LOC Bank of America	5,500	5,500
		40,070
Total Commercial Paper (Amortized Cost $63,312)		63,312

Investment Companies (0.0%)
AIM Tax Free Money Market Fund	34,504	34
Total Investment Companies (Amortized Cost $34)		34

Total Investments (Amortized Cost $458,987) (a) - 100.2%		458,987
Liabilities in excess of other assets - (0.2%)		(1,046)
NET ASSETS - 100.0%		$457,941

See notes to schedules of portfolio investments.

The Victory Portfolios

Value Fund

Schedule of Portfolio Investments

January 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares or Principal Amount	Value

Commercial Paper (1.3%)
HSBC Finance Corp., 4.50%, 2/1/06	$2,961	$2,961
Total Commercial Paper (Cost $2,961)		2,961

Common Stocks (98.8%)
Banks (5.3%)
North Fork Bancorporation, Inc.	85,000	2,186
Wachovia Corp. (c)	90,000	4,935
Wells Fargo Co.	80,000	4,989
		12,110
Brokerage Services (1.6%)
Willis Group Holdings Ltd.	105,000	3,645
Chemicals-General (1.9%)
Celanese Corp., Series A	125,000	2,559
PPG Industries, Inc.	30,000	1,785
		4,344
Coal (1.9%)
Foundation Coal Holdings, Inc. (c)	100,000	4,446
Computers & Peripherals (1.9%)
Hewlett-Packard Co.	140,000	4,365
Electronics (3.1%)
Koninklijke Philips Electronics N.V.	210,000	7,071
Entertainment (2.5%)
The Walt Disney Co. (c)	230,000	5,821
Financial Services (8.3%)
Citigroup, Inc. (c)	65,000	3,028
Fannie Mae	100,000	5,793
Freddie Mac	85,000	5,768
Morgan Stanley	75,000	4,609
		19,198
Heavy Machinery (2.7%)
Deere & Co.	85,000	6,100
Homebuilders (3.0%)
Lennar Corp., Class A (c)	55,000	3,440
Pulte Homes, Inc.	85,000	3,392
		6,832
Insurance (11.5%)
American International Group, Inc.	85,000	5,563
Aon Corp.	110,000	3,764
Arch Capital Group Ltd. (b)	50,000	2,717
Assurant, Inc.	54,000	2,480
CIGNA Corp.	45,000	5,472
Genworth Financial, Inc., Class A (c)	100,000	3,276
XL Capital Ltd., Class A (c)	50,292	3,403
		26,675

Machine-Diversified (2.2%)
Dover Corp. (c)	110,000	5,052
Manufacturing-Diversified (2.2%)
Ingersoll-Rand Co. Ltd. Class A	70,000	2,749
Tyco International Ltd. (c)	85,000	2,214
		4,963
Mining (7.4%)
Newmont Mining Corp. (c)	175,000	10,815
Rio Tinto PLC, ADR	30,000	6,150
		16,965
Oil & Gas Exploration, Production & Services (7.1%)
Chesapeake Energy Corp. (c)	105,000	3,679
GlobalSantaFe Corp. (c)	75,000	4,578
Noble Corp. (c)	50,000	4,022
Transocean, Inc. (b) (c)	50,000	4,058
		16,337
Oil-Integrated Companies (4.0%)
Amerada Hess Corp. (c)	60,000	9,288
Oilfield Services & Equipment (5.4%)
Halliburton Co. (c)	60,000	4,772
Tidewater, Inc. (c)	80,000	4,674
Weatherford International, Ltd. (b) (c)	65,000	2,911
		12,357
Pharmaceuticals (3.8%)
Cardinal Health, Inc.	65,000	4,682
Pfizer, Inc.	160,000	4,109
		8,791
Pipelines (1.9%)
El Paso Corp. (c)	325,000	4,375
Radio & Television (2.3%)
Comcast Corp., Class A (b)	190,000	5,286
Railroads (3.1%)
CSX Corp.	60,000	3,212
Union Pacific Corp.	45,000	3,981
		7,193
Restaurants (2.8%)
McDonald’s Corp.	185,000	6,477
Retail - Discount (1.0%)
Big Lots, Inc. (b) (c)	175,000	2,340
Savings & Loans (2.3%)
Washington Mutual, Inc. (c)	125,000	5,290
Semiconductors (3.2%)
Fairchild Semiconductor International, Inc. (b)	250,000	4,987
Freescale Semiconductor, Inc., Class B (b)	90,000	2,273
		7,260
Staffing (1.2%)
Manpower, Inc.	50,000	2,692
Telecommunications-Services & Equipment (2.6%)
Nokia Corp., ADR (c)	325,000	5,974
Television (1.1%)
CBS Corp., Class B	100,000	2,613
Tobacco (0.2%)

Altria Group, Inc.	7,000	506
Utilities-Telecommunications (1.3%)
Sprint Nextel Corp.	130,000	2,976
Total Common Stocks (Cost $192,493)		227,342

Short-Term Securities Held as Collateral for Securities Lending (31.4%)
Pool of various securities for Victory Funds – footnote i (Securities Lending)	72,395	72,395
Total Short-Term Securities Held as Collateral for Securities Lending		72,395

Total Investments (Cost $267,849) (a) - 131.5%		302,698
Liabilities in excess of other assets - (31.5)%		(72,543)
NET ASSETS - 100.0%		$230,155

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

(a)          Represents cost for financial reporting and federal income tax purposes.

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Balanced Fund	$127,947,885	$13,039,057	$(1,441,338)	$11,597,719
Convertible Fund	58,467,986	6,123,821	(727,195)	5,396,626
Core Bond Fund	191,424,299	394,221	(3,478,578)	(3,084,357)
Diversified Stock Fund	3,092,472,685	441,176,992	(32,763,566)	408,413,426
Established Value Fund	203,415,681	99,226,942	(2,053,463)	97,173,479
Federal Money Market Fund	1,393,017,812	—	—	—
Financial Reserves Fund	450,726,708	—	—	—
Focused Growth Fund	1,601,817	396,338	(48,465)	347,873
Fund For Income	344,504,715	498,777	(8,850,231)	(8,351,454)
Gradison Government Reserves Fund	1,535,690,958	—	—	—
Institutional Money Market Fund	1,416,323,902	—	—	—
National Municipal Bond Fund	65,171,866	1,872,201	(47,924)	1,824,277
Ohio Municipal Bond Fund	128,379,644	5,180,005	(35,930)	5,144,075
Ohio Municipal Money Market Fund	537,154,976	—	—	—
Prime Obligations Fund	1,022,603,575	—	—	—
Small Company Opportunity	129,465,945	40,027,554	(1,496,259)	38,531,295
Special Value Fund	231,230,430	46,578,340	(1,539,454)	45,038,886
Stock Index Fund	50,431,661	36,824,995	(759,307)	36,065,688
Tax-Free Money Market Fund	458,987,055	—	—	—
Value Fund	195,937,490	36,374,474	(2,008,930)	34,365,544

(b)     Non-income producing securities.

(c)     All or a portion of the security is on loan.

(d)     Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors.  The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)     Investment in affiliate.

(f)      Serves as collateral for futures contracts.

(g)     Security purchased on a “when-issued” basis.

(h)     All or a portion of this security has been segregated as collateral for securities purchased on a “when-issued” basis.

(i)      As of January 31, 2006, each Fund’s loaned securities were fully collateralized by cash, which was reinvested in repurchase agreements, unaffiliated money market funds, or other short-term securities by the securities lending agent on behalf of the funds. Each fund received a pro rata portion of the following investments (amounts in thousands):

Market Value of Collateral
Time Deposit
National City, Grand Cayman, Euro Time Deposit, 4.40%, 2/1/06	$545
Repurchase Agreements
Merrill Lynch Corp., 4.55%, 2/1/06
(Date of Agreement, 1/31/06, Proceeds at maturity $125,016
collateralized by $128,753 various Corporate securities,
5.22%-8.30%, 9/15/27-10/1/46, market value $127,463)	125,000
Bank of America, 4.57%, 2/1/06
(Date of Agreement, 1/31/06, Proceeds at maturity $180,029
collateralized by $185,400 various Corporate securities,
3.92%-8.00%, 9/13/06-6/15/34, market value $183,517)	180,000
Wachovia Securities Corp., 4.57%, 2/1/06
(Date of Agreement, 1/31/06, Proceeds at maturity $105,013
collateralized by $108,073 various Corporate securities,
0.00%-1.52%, 2/13/06-9/23/35, market value $108,150)	105,000
Bear Stearns, 4.55%, 2/1/06
(Date of Agreement, 1/31/06, Proceeds at maturity $120,015
collateralized by $123,603 various Corporate securities,
0.00%-7.54%, 2/10/06-11/10/42, market value $123,109)	120,000
Lehman, 4.55%, 2/1/06
(Date of Agreement, 1/31/06, Proceeds at maturity $78,010
collateralized by $297,672 various Corporate securities,
0.00%-8.25%, 5/15/06-10/21/35, market value $295,230)	78,000
Greenwich, 4.55%, 2/1/06
(Date of Agreement, 1/31/06, Proceeds at maturity $180,023
collateralized by $183,601 various Corporate securities,
0.00%, 4/1/33-1/1/36, market value $182,870)	180,000
Cantor Fitzgerald, 4.55%, 2/1/06
(Date of Agreement, 1/31/06, Proceeds at maturity $180,023
collateralized by $185,407 various Corporate securities,
0.00%-6.48%, 12/25/14-6/15/40, market value $184,769)	180,000
Total Market Value	$968,545

*              Variable rate security.  Rate presented represents rate in effect at January 31, 2006.  Maturity date reflects actual maturity date.

ADR – American Depositary Receipts

AMBAC – Insured by American Municipal Bond Assurance Corp.

AMT- Alternative Minimum Tax

BAN – Bond Anticipation Note

EDR – Economic Development Revenue

FGIC – Insured by Financial Guaranty Insurance Co.

FHA – Federal Home Association

FHLB – Insured by Federal Home Loan Bank

FNMA – Insured by Federal National Mortgage Association

FSA – Insured by Financial Security Assurance

GO – General Obligation

IDR – Industrial Development Revenue

LLC – Limited Liability Corp.

LOC – Letter of Credit

MBIA – Insured by Municipal Bond Insurance Association

MTN – Medium Term Note

PLC – Public Liability Company

SPA – Standby Purchase Agreement

TECP – Tax-Exempt Commercial Paper

TRAN – Tax and Revenue Anticipation Note

ULC – Unlimited Liability Co.

Open futures contracts as of January 31, 2006:

(Amounts in thousands except contract amount)

	Number of	Market
	Contracts	Value
Stock Index Fund
S & P 500 Index, expiring March 17, 2006	12	$3,851
Total Futures (Cost $3,829)		$3,851

The Victory Portfolios

Notes to Schedules of Portfolio Investments, continued

January 31, 2006 (Unaudited)

The following is a summary of significant accounting policies followed by the Victory Portfolios (the “Funds”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price (“NOCP”), if applicable. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or quotations which do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Trust’s Board of Trustees (the “Board”). Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Futures Contracts:

The Balanced Fund, Convertible Fund, Core Bond Fund, Diversified Stock Fund, Fund for Income, National Municipal Bond Fund, Ohio Municipal Bond Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

All Funds may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Securities Lending:

The Balanced Fund, Core Bond Fund, Diversified Stock Fund, Established Value Fund, Focused Growth Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Trustees. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. KeyBank National Association (“KeyBank”), the Funds’ custodian and an affiliate of Victory Capital Management Inc. (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which they receive a fee. KeyBanks’s fee is computed monthly in arrears and is based on 40% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board of Trustees, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. Under guidelines established by the Board of Trustees, the Fund must maintain loan collateral with KeyBank at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time.

Concentration of Credit Risk:

The Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund invest primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors which might adversely affect municipalities and companies within the state of Ohio than are other types of funds which are not geographically concentrated to the same extent.

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Portfolios

By (Signature and Title)*	/s/ David L. Hughes
David L. Hughes
Treasurer

Date	March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David L. Hughes
David L. Hughes
Treasurer

Date	March 31, 2006

By (Signature and Title)*	/s/ David C. Brown
David C. Brown
President

Date	March 31, 2006